UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Series
Equity Growth

February 28, 2015

1.9860272.100

AXM1-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Automobiles - 1.7%
Harley-Davidson, Inc.	150,700	$ 9,579,999
Tesla Motors, Inc. (a)(d)	32,500	6,608,550
		16,188,549
Distributors - 0.2%
LKQ Corp. (a)	84,200	2,069,215
Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions, Inc. (a)	56,100	2,844,270
G8 Education Ltd.	234,383	798,520
Houghton Mifflin Harcourt Co. (a)	73,500	1,453,830
ServiceMaster Global Holdings, Inc.	75,900	2,625,381
		7,722,001
Hotels, Restaurants & Leisure - 3.7%
Chipotle Mexican Grill, Inc. (a)	8,400	5,585,748
Domino's Pizza, Inc.	57,200	5,807,516
Dunkin' Brands Group, Inc.	67,700	3,172,422
Starbucks Corp.	172,000	16,079,420
Yum! Brands, Inc.	65,400	5,304,594
		35,949,700
Household Durables - 0.7%
Harman International Industries, Inc.	27,200	3,753,328
Toll Brothers, Inc. (a)	66,200	2,536,122
		6,289,450
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	11,500	4,371,840
Media - 1.2%
Comcast Corp. Class A (special) (non-vtg.)	191,100	11,264,390
Specialty Retail - 3.5%
Home Depot, Inc.	157,800	18,107,550
Lowe's Companies, Inc.	51,400	3,808,226
MarineMax, Inc. (a)	48,000	1,216,800
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	72,950	10,268,442
		33,401,018
Textiles, Apparel & Luxury Goods - 1.6%
ECLAT Textile Co. Ltd.	9,120	104,421
Kate Spade & Co. (a)	184,500	6,356,025
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Michael Kors Holdings Ltd. (a)	20,400	$ 1,375,164
NIKE, Inc. Class B	82,300	7,992,976
		15,828,586
TOTAL CONSUMER DISCRETIONARY		133,084,749
CONSUMER STAPLES - 8.1%
Beverages - 1.1%
Kweichow Moutai Co. Ltd.	19,800	603,354
SABMiller PLC	94,200	5,344,577
The Coca-Cola Co.	108,000	4,676,400
		10,624,331
Food & Staples Retailing - 0.5%
Sprouts Farmers Market LLC (a)	9,600	353,376
Whole Foods Market, Inc.	82,200	4,643,478
		4,996,854
Food Products - 3.9%
Keurig Green Mountain, Inc.	199,600	25,464,968
Mead Johnson Nutrition Co. Class A	63,900	6,694,164
The Hershey Co.	52,700	5,469,206
		37,628,338
Household Products - 1.8%
Procter & Gamble Co.	201,300	17,136,669
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	34,100	2,819,047
Herbalife Ltd.	148,100	4,592,581
		7,411,628
TOTAL CONSUMER STAPLES		77,797,820
ENERGY - 1.7%
Energy Equipment & Services - 0.5%
Oceaneering International, Inc.	35,300	1,924,909
Pason Systems, Inc.	99,300	1,456,019
RigNet, Inc. (a)	41,300	1,305,906
		4,686,834
Oil, Gas & Consumable Fuels - 1.2%
Cheniere Energy, Inc. (a)	52,400	4,225,012
Continental Resources, Inc. (a)	17,737	789,119
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Emerge Energy Services LP	9,500	$ 513,000
EOG Resources, Inc.	17,300	1,552,156
Golar LNG Ltd.	117,574	3,647,145
Tanker Investments Ltd. (a)	21,194	235,687
Teekay Tankers Ltd.	45,187	264,344
		11,226,463
TOTAL ENERGY		15,913,297
FINANCIALS - 9.6%
Banks - 1.9%
First Republic Bank	97,700	5,568,900
HDFC Bank Ltd. sponsored ADR	201,000	12,464,010
		18,032,910
Capital Markets - 5.5%
BlackRock, Inc. Class A	24,000	8,914,080
E*TRADE Financial Corp. (a)	342,200	8,909,177
HFF, Inc.	9,600	341,568
Invesco Ltd.	213,800	8,609,726
JMP Group, Inc.	50,300	377,753
The Blackstone Group LP	563,000	21,089,980
Virtus Investment Partners, Inc.	34,000	4,486,980
		52,729,264
Consumer Finance - 0.2%
American Express Co.	19,600	1,599,164
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. Class B (a)	19,000	2,800,790
McGraw Hill Financial, Inc.	79,200	8,165,520
		10,966,310
Real Estate Management & Development - 0.8%
Leopalace21 Corp. (a)	61,200	335,609
Realogy Holdings Corp. (a)	150,200	6,909,200
		7,244,809
Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd. (a)	46,100	1,070,442
TOTAL FINANCIALS		91,642,899
Common Stocks - continued
	Shares	Value
HEALTH CARE - 19.9%
Biotechnology - 12.8%
Acceleron Pharma, Inc. (a)	40,600	$ 1,649,578
Actelion Ltd.	15,552	1,861,313
Alexion Pharmaceuticals, Inc. (a)	41,200	7,431,244
Biogen Idec, Inc. (a)	44,900	18,390,591
BioMarin Pharmaceutical, Inc. (a)	68,700	7,355,709
Celgene Corp. (a)	19,800	2,406,294
Enanta Pharmaceuticals, Inc. (a)(d)	88,700	3,177,234
Gilead Sciences, Inc. (a)	507,600	52,551,828
Insmed, Inc. (a)	283,375	5,253,773
Medivation, Inc. (a)	54,700	6,428,891
Ophthotech Corp. (a)	42,200	2,267,617
Pfenex, Inc. (a)	85,200	1,252,440
Puma Biotechnology, Inc. (a)	11,200	2,385,712
Vanda Pharmaceuticals, Inc. (a)(d)	90,000	968,400
Vertex Pharmaceuticals, Inc. (a)	79,300	9,470,799
		122,851,423
Health Care Equipment & Supplies - 0.6%
Medtronic PLC	32,200	2,498,398
Novadaq Technologies, Inc. (a)	154,500	2,556,975
		5,055,373
Health Care Technology - 0.2%
Cerner Corp. (a)	27,900	2,010,474
Life Sciences Tools & Services - 0.9%
Illumina, Inc. (a)	45,000	8,795,700
Pharmaceuticals - 5.4%
Actavis PLC (a)	86,300	25,144,368
Astellas Pharma, Inc.	778,600	12,372,987
Perrigo Co. PLC	31,700	4,896,699
Shire PLC	99,000	7,986,438
Teva Pharmaceutical Industries Ltd. sponsored ADR	24,800	1,414,096
		51,814,588
TOTAL HEALTH CARE		190,527,558
INDUSTRIALS - 12.8%
Aerospace & Defense - 3.6%
Textron, Inc.	141,600	6,274,296
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc.	42,700	$ 9,259,922
United Technologies Corp.	159,500	19,444,645
		34,978,863
Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR	70,000	4,434,500
Building Products - 0.7%
A.O. Smith Corp.	108,400	6,832,452
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	119,500	5,298,630
Electrical Equipment - 0.5%
AMETEK, Inc.	68,000	3,613,520
Power Solutions International, Inc. (a)	26,500	1,498,045
		5,111,565
Industrial Conglomerates - 2.9%
Danaher Corp.	235,400	20,545,712
Roper Industries, Inc.	40,600	6,803,342
		27,349,054
Machinery - 1.1%
Allison Transmission Holdings, Inc.	68,600	2,182,852
Manitowoc Co., Inc. (d)	310,600	6,873,578
Sarine Technologies Ltd.	437,000	872,172
Sun Hydraulics Corp.	12,500	483,750
		10,412,352
Professional Services - 1.6%
Corporate Executive Board Co.	40,500	3,167,505
On Assignment, Inc. (a)	18,553	708,910
Resources Connection, Inc.	50,725	898,847
Robert Half International, Inc.	55,900	3,463,564
Verisk Analytics, Inc. (a)	64,200	4,610,202
WageWorks, Inc. (a)	46,300	2,659,935
		15,508,963
Road & Rail - 1.2%
J.B. Hunt Transport Services, Inc.	70,700	6,044,850
Union Pacific Corp.	45,500	5,471,830
		11,516,680
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Summit Ascent Holdings Ltd. (a)	1,910,000	$ 1,127,904
TOTAL INDUSTRIALS		122,570,963
INFORMATION TECHNOLOGY - 31.9%
Communications Equipment - 0.4%
QUALCOMM, Inc.	56,300	4,082,313
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	113,786	8,207,384
Internet Software & Services - 11.6%
Cvent, Inc. (a)(d)	126,800	3,670,860
Facebook, Inc. Class A (a)	1,063,300	83,968,802
Google, Inc. Class A (a)	27,900	15,697,377
Textura Corp. (a)(d)	233,500	6,587,035
Twitter, Inc. (a)	34,500	1,658,760
		111,582,834
IT Services - 2.2%
Cognizant Technology Solutions Corp. Class A (a)	48,500	3,030,523
Gartner, Inc. Class A (a)	60,400	5,019,844
Virtusa Corp. (a)	16,780	660,461
Visa, Inc. Class A	45,600	12,371,736
		21,082,564
Semiconductors & Semiconductor Equipment - 2.6%
Cirrus Logic, Inc. (a)	25,300	761,783
Marvell Technology Group Ltd.	308,600	4,974,632
Maxim Integrated Products, Inc.	331,200	11,391,624
Monolithic Power Systems, Inc.	54,248	2,860,497
Qorvo, Inc. (a)	33,400	2,317,960
Skyworks Solutions, Inc.	29,800	2,614,950
		24,921,446
Software - 7.1%
Activision Blizzard, Inc.	91,500	2,133,780
Adobe Systems, Inc. (a)	59,700	4,722,270
Computer Modelling Group Ltd.	222,500	2,260,419
Electronic Arts, Inc. (a)	325,300	18,600,654
Fleetmatics Group PLC (a)	35,700	1,471,197
Red Hat, Inc. (a)	68,200	4,713,984
salesforce.com, Inc. (a)	299,300	20,765,434
ServiceNow, Inc. (a)	31,300	2,386,938
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SolarWinds, Inc. (a)	161,385	$ 8,187,061
SS&C Technologies Holdings, Inc.	41,200	2,500,016
		67,741,753
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	529,000	67,955,340
TOTAL INFORMATION TECHNOLOGY		305,573,634
MATERIALS - 1.9%
Chemicals - 1.0%
Potash Corp. of Saskatchewan, Inc.	98,800	3,544,660
Sherwin-Williams Co.	21,100	6,017,720
		9,562,380
Construction Materials - 0.9%
Caesarstone Sdot-Yam Ltd.	84,100	5,500,981
Eagle Materials, Inc.	10,300	808,550
James Hardie Industries PLC sponsored ADR	42,300	2,511,774
		8,821,305
TOTAL MATERIALS		18,383,685
TOTAL COMMON STOCKS (Cost $829,505,791)		955,494,605
Convertible Preferred Stocks - 0.1%

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
AppNexus, Inc. Series E (e) (Cost $769,617)	38,419	1,160,254
Money Market Funds - 4.4%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	33,531,644	$ 33,531,644
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	8,807,475	8,807,475
TOTAL MONEY MARKET FUNDS (Cost $42,339,119)		42,339,119
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $872,614,527)		998,993,978
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(41,053,642)
NET ASSETS - 100%		$ 957,940,336
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,160,254 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$ 769,617
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,442
Fidelity Securities Lending Cash Central Fund	32,572
Total	$ 43,014
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 133,084,749	$ 133,084,749	$ -	$ -
Consumer Staples	77,797,820	77,797,820	-	-
Energy	15,913,297	15,913,297	-	-
Financials	91,642,899	91,642,899	-	-
Health Care	190,527,558	182,541,120	7,986,438	-
Industrials	122,570,963	122,570,963	-	-
Information Technology	306,733,888	305,573,634	-	1,160,254
Materials	18,383,685	18,383,685	-	-
Money Market Funds	42,339,119	42,339,119	-	-
Total Investments in Securities:	$ 998,993,978	$ 989,847,286	$ 7,986,438	$ 1,160,254
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $873,017,327. Net unrealized appreciation aggregated $125,976,651, of which $144,848,637 related to appreciated investment securities and $18,871,986 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Series Growth
Opportunities Fund

February 28, 2015

1.967935.101

AXS3-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 0.2%
Tenneco, Inc. (a)	30,300	$ 1,764,672
Automobiles - 0.3%
Tesla Motors, Inc. (a)	15,700	3,192,438
Hotels, Restaurants & Leisure - 2.7%
Arcos Dorados Holdings, Inc. Class A (d)	59,800	313,950
Buffalo Wild Wings, Inc. (a)	14,400	2,752,128
Chipotle Mexican Grill, Inc. (a)	6,200	4,122,814
Chuy's Holdings, Inc. (a)	36,000	808,920
Dunkin' Brands Group, Inc.	55,600	2,605,416
Las Vegas Sands Corp.	35,200	2,002,880
McDonald's Corp.	35,700	3,530,730
Panera Bread Co. Class A (a)	16,000	2,582,880
Starbucks Corp.	79,700	7,450,755
Starwood Hotels & Resorts Worldwide, Inc.	15,200	1,221,016
		27,391,489
Household Durables - 0.5%
Lennar Corp. Class A	56,700	2,846,907
Toll Brothers, Inc. (a)	34,900	1,337,019
Tupperware Brands Corp.	14,700	1,049,580
		5,233,506
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	39,800	15,130,368
Priceline Group, Inc. (a)	3,500	4,331,180
		19,461,548
Media - 3.9%
AMC Networks, Inc. Class A (a)	50,700	3,651,414
Comcast Corp. Class A	290,700	17,261,766
Eros International PLC (a)	9,100	154,427
IMAX Corp. (a)	118,700	4,150,939
Liberty Global PLC Class A (a)	19,500	1,054,170
Lions Gate Entertainment Corp.	65,600	2,137,904
The Walt Disney Co.	65,800	6,848,464
Twenty-First Century Fox, Inc. Class A	108,300	3,790,500
		39,049,584
Multiline Retail - 0.1%
Target Corp.	12,400	952,692
Specialty Retail - 2.8%
Bed Bath & Beyond, Inc. (a)	17,300	1,291,618
CarMax, Inc. (a)	56,200	3,771,582
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
DSW, Inc. Class A	35,100	$ 1,322,919
Five Below, Inc. (a)	27,500	872,713
GNC Holdings, Inc.	37,500	1,803,375
Home Depot, Inc.	80,100	9,191,475
Lumber Liquidators Holdings, Inc. (a)(d)	100,400	5,206,744
TJX Companies, Inc.	60,800	4,173,312
		27,633,738
Textiles, Apparel & Luxury Goods - 4.2%
Deckers Outdoor Corp. (a)	44,000	3,266,560
Fossil Group, Inc. (a)	38,800	3,337,188
Kate Spade & Co. (a)	52,900	1,822,405
lululemon athletica, Inc. (a)(d)	241,300	16,514,572
Michael Kors Holdings Ltd. (a)	55,300	3,727,773
NIKE, Inc. Class B	39,900	3,875,088
Prada SpA	126,300	759,676
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	97,500	6,643,650
Under Armour, Inc. Class A (sub. vtg.) (a)	24,800	1,909,848
		41,856,760
TOTAL CONSUMER DISCRETIONARY		166,536,427
CONSUMER STAPLES - 9.5%
Beverages - 1.9%
Monster Beverage Corp. (a)	37,500	5,292,000
PepsiCo, Inc.	47,900	4,741,142
SABMiller PLC	24,600	1,395,718
The Coca-Cola Co.	172,700	7,477,910
		18,906,770
Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	67,000	9,846,320
CVS Health Corp.	77,900	8,091,473
Wal-Mart Stores, Inc.	9,000	755,370
Walgreens Boots Alliance, Inc.	75,600	6,280,848
Whole Foods Market, Inc.	52,300	2,954,427
		27,928,438
Food Products - 1.9%
Bunge Ltd.	16,300	1,333,014
Keurig Green Mountain, Inc.	112,700	14,378,266
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mead Johnson Nutrition Co. Class A	25,700	$ 2,692,332
Mondelez International, Inc.	33,200	1,226,242
		19,629,854
Household Products - 0.8%
Procter & Gamble Co.	71,300	6,069,769
Svenska Cellulosa AB (SCA) (B Shares)	84,300	2,097,136
		8,166,905
Personal Products - 0.2%
Avon Products, Inc.	27,400	233,174
Herbalife Ltd.	47,500	1,472,975
		1,706,149
Tobacco - 1.9%
Altria Group, Inc.	199,900	11,252,371
Lorillard, Inc.	49,800	3,407,316
Philip Morris International, Inc.	60,600	5,027,376
		19,687,063
TOTAL CONSUMER STAPLES		96,025,179
ENERGY - 3.3%
Energy Equipment & Services - 1.1%
FMC Technologies, Inc. (a)	25,500	1,018,215
Halliburton Co.	30,800	1,322,552
National Oilwell Varco, Inc.	21,900	1,190,265
Schlumberger Ltd.	92,600	7,793,216
		11,324,248
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp.	18,900	1,591,947
Cabot Oil & Gas Corp.	113,600	3,294,400
Chesapeake Energy Corp.	37,400	623,832
Concho Resources, Inc. (a)	18,600	2,025,912
Continental Resources, Inc. (a)	46,200	2,055,438
EOG Resources, Inc.	11,200	1,004,864
Exxon Mobil Corp.	200	17,708
Golar LNG Ltd.	7,300	226,446
Hess Corp.	32,800	2,462,624
Noble Energy, Inc.	27,400	1,294,102
Occidental Petroleum Corp.	53,900	4,197,732
PDC Energy, Inc. (a)	12,700	656,336
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.	38,500	$ 304,150
Pioneer Natural Resources Co.	6,800	1,037,136
Range Resources Corp.	4,300	213,022
Southwestern Energy Co. (a)	21,200	531,696
		21,537,345
TOTAL ENERGY		32,861,593
FINANCIALS - 3.7%
Banks - 1.1%
Bank of America Corp.	74,600	1,179,426
Citigroup, Inc.	27,200	1,425,824
HDFC Bank Ltd. sponsored ADR	39,400	2,443,194
JPMorgan Chase & Co.	51,900	3,180,432
Signature Bank (a)	6,900	851,115
Wells Fargo & Co.	33,100	1,813,549
		10,893,540
Capital Markets - 0.8%
BlackRock, Inc. Class A	6,100	2,265,662
Charles Schwab Corp.	145,600	4,271,904
Goldman Sachs Group, Inc.	6,400	1,214,656
T. Rowe Price Group, Inc.	7,900	652,540
		8,404,762
Consumer Finance - 1.6%
American Express Co.	129,200	10,541,428
Discover Financial Services	91,800	5,597,964
		16,139,392
Diversified Financial Services - 0.1%
BM&F BOVESPA SA	210,800	745,551
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)	29,700	504,603
TOTAL FINANCIALS		36,687,848
HEALTH CARE - 19.5%
Biotechnology - 14.3%
ACADIA Pharmaceuticals, Inc. (a)	49,135	1,865,656
Alexion Pharmaceuticals, Inc. (a)	55,400	9,992,498
Alkermes PLC (a)	36,603	2,571,361
Alnylam Pharmaceuticals, Inc. (a)	51,477	5,226,460
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc.	61,100	$ 9,636,692
Asterias Biotherapeutics, Inc. (a)	21,395	85,152
Avalanche Biotechnologies, Inc. (a)	3,500	126,630
Biogen Idec, Inc. (a)	18,500	7,577,415
BioMarin Pharmaceutical, Inc. (a)	35,600	3,811,692
BioTime, Inc. warrants 10/1/18 (a)	26,180	30,892
bluebird bio, Inc. (a)	23,800	2,268,616
Celgene Corp. (a)	29,200	3,548,676
Celldex Therapeutics, Inc. (a)	56,400	1,440,456
Cepheid, Inc. (a)	36,300	2,063,292
Exelixis, Inc. (a)	80,879	236,975
Geron Corp. (a)	513,500	1,550,770
Gilead Sciences, Inc. (a)	148,600	15,384,558
ImmunoGen, Inc. (a)(d)	333,100	2,531,560
Immunomedics, Inc. (a)	1,700	6,936
Insmed, Inc. (a)	92,800	1,720,512
Intercept Pharmaceuticals, Inc. (a)	2,200	487,014
Ironwood Pharmaceuticals, Inc. Class A (a)	45,018	695,528
Isis Pharmaceuticals, Inc. (a)	19,005	1,302,983
Lexicon Pharmaceuticals, Inc. (a)(d)	2,331,500	2,191,610
Merrimack Pharmaceuticals, Inc. (a)	163,000	1,747,360
Ophthotech Corp. (a)	53,700	2,885,570
Prothena Corp. PLC (a)	28,700	762,846
Receptos, Inc. (a)	26,700	3,381,288
Regeneron Pharmaceuticals, Inc. (a)	84,700	35,052,248
Regulus Therapeutics, Inc. (a)	8,700	161,124
Rigel Pharmaceuticals, Inc. (a)	181,900	543,881
Seattle Genetics, Inc. (a)(d)	386,900	14,025,125
Spark Therapeutics, Inc.	900	51,831
Swedish Orphan Biovitrum AB (a)	106,000	1,190,068
TG Therapeutics, Inc. (a)	134,500	1,951,595
Transition Therapeutics, Inc. (a)	178,600	1,221,623
uniQure B.V.	1,100	25,564
Vertex Pharmaceuticals, Inc. (a)	18,700	2,233,341
XOMA Corp. (a)(d)	534,100	1,970,829
		143,558,227
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	23,700	1,122,669
Baxter International, Inc.	10,500	726,075
Cyberonics, Inc. (a)	9,400	643,900
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Insulet Corp. (a)	34,700	$ 1,101,031
Zeltiq Aesthetics, Inc. (a)	82,500	2,753,025
		6,346,700
Health Care Providers & Services - 0.8%
Accretive Health, Inc. (a)(d)	158,100	964,410
BioScrip, Inc. (a)(d)	202,700	1,238,497
Express Scripts Holding Co. (a)	34,100	2,891,339
McKesson Corp.	11,600	2,652,920
		7,747,166
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	199,800	2,398,599
athenahealth, Inc. (a)(d)	23,400	2,973,438
Castlight Health, Inc. Class B (a)(d)	25,500	185,895
		5,557,932
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	40,400	7,896,584
Pharmaceuticals - 2.4%
AbbVie, Inc.	40,800	2,468,400
AcelRx Pharmaceuticals, Inc. (a)(d)	196,878	1,744,339
Actavis PLC (a)	19,400	5,652,384
Allergan, Inc.	20,800	4,840,992
Jazz Pharmaceuticals PLC (a)	3,500	595,315
Johnson & Johnson	10,000	1,025,100
Mallinckrodt PLC (a)	8,342	973,678
Mylan N.V. (a)	32,800	1,880,260
Theravance Biopharma, Inc. (a)	24,570	533,906
Theravance, Inc. (d)	86,000	1,553,160
Valeant Pharmaceuticals International (Canada) (a)	15,500	3,053,504
XenoPort, Inc. (a)	47,400	324,690
		24,645,728
TOTAL HEALTH CARE		195,752,337
INDUSTRIALS - 7.2%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	33,200	3,412,296
The Boeing Co.	17,900	2,700,215
		6,112,511
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.6%
FedEx Corp.	20,100	$ 3,557,298
United Parcel Service, Inc. Class B	29,200	2,970,516
		6,527,814
Airlines - 2.5%
American Airlines Group, Inc.	62,600	2,998,540
Delta Air Lines, Inc.	37,500	1,669,500
Southwest Airlines Co.	135,400	5,854,696
Spirit Airlines, Inc. (a)	80,000	6,222,400
United Continental Holdings, Inc. (a)	126,300	8,232,234
		24,977,370
Industrial Conglomerates - 1.1%
3M Co.	18,400	3,103,160
Danaher Corp.	72,000	6,284,160
General Electric Co.	58,800	1,528,212
		10,915,532
Machinery - 0.3%
Caterpillar, Inc.	19,600	1,624,840
Cummins, Inc.	7,800	1,109,394
		2,734,234
Road & Rail - 2.1%
CSX Corp.	25,200	864,612
Genesee & Wyoming, Inc. Class A (a)	5,600	577,360
Hertz Global Holdings, Inc. (a)	190,900	4,404,063
J.B. Hunt Transport Services, Inc.	28,800	2,462,400
Kansas City Southern	3,600	417,024
Union Pacific Corp.	106,200	12,771,612
		21,497,071
TOTAL INDUSTRIALS		72,764,532
INFORMATION TECHNOLOGY - 35.0%
Communications Equipment - 1.5%
Infinera Corp. (a)	332,900	5,675,945
QUALCOMM, Inc.	137,100	9,941,121
		15,617,066
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.5%
IPG Photonics Corp. (a)(d)	24,900	$ 2,387,910
Trimble Navigation Ltd. (a)	103,200	2,697,648
		5,085,558
Internet Software & Services - 9.0%
Akamai Technologies, Inc. (a)	46,600	3,239,166
Alibaba Group Holding Ltd. sponsored ADR	29,400	2,502,528
Baidu.com, Inc. sponsored ADR (a)	5,800	1,181,750
Cornerstone OnDemand, Inc. (a)	64,900	2,074,529
eBay, Inc. (a)	79,200	4,586,472
Facebook, Inc. Class A (a)	265,200	20,942,844
Google, Inc.:
Class A (a)	40,000	22,505,200
Class C (a)	40,300	22,503,520
LinkedIn Corp. (a)	4,900	1,309,280
Opower, Inc.	10,100	151,702
Qihoo 360 Technology Co. Ltd. ADR (a)(d)	20,700	946,611
Rackspace Hosting, Inc. (a)	35,600	1,768,252
Tencent Holdings Ltd.	88,400	1,542,381
Twitter, Inc. (a)	55,400	2,663,632
Web.com Group, Inc. (a)	116,200	2,074,170
Wix.com Ltd. (a)	19,800	362,934
		90,354,971
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	40,200	2,511,897
IBM Corp.	29,200	4,728,648
MasterCard, Inc. Class A	129,400	11,662,822
Visa, Inc. Class A	63,300	17,173,923
		36,077,290
Semiconductors & Semiconductor Equipment - 4.2%
Applied Materials, Inc.	53,700	1,345,185
Applied Micro Circuits Corp. (a)	373,200	2,030,208
Broadcom Corp. Class A	38,000	1,718,740
Cavium, Inc. (a)	19,900	1,362,951
Cree, Inc. (a)(d)	200,600	7,875,556
Cypress Semiconductor Corp. (d)	347,000	5,118,250
First Solar, Inc. (a)	30,400	1,816,248
Intel Corp.	27,400	911,050
Mellanox Technologies Ltd. (a)	49,700	2,367,708
Micron Technology, Inc. (a)	58,400	1,791,128
NVIDIA Corp.	426,700	9,413,002
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Rambus, Inc. (a)	183,700	$ 2,204,400
Silicon Laboratories, Inc. (a)	65,500	3,316,920
Xilinx, Inc.	16,500	699,105
		41,970,451
Software - 9.4%
Adobe Systems, Inc. (a)	33,800	2,673,580
Citrix Systems, Inc. (a)	9,600	611,280
Interactive Intelligence Group, Inc. (a)	64,500	2,737,380
Intuit, Inc.	43,600	4,256,668
Microsoft Corp.	391,600	17,171,660
NetSuite, Inc. (a)	35,700	3,442,194
Oracle Corp.	90,100	3,948,182
Qlik Technologies, Inc. (a)	63,200	2,050,208
Red Hat, Inc. (a)	143,200	9,897,984
salesforce.com, Inc. (a)	605,000	41,974,900
ServiceNow, Inc. (a)	35,100	2,676,726
Splunk, Inc. (a)	11,300	759,925
TiVo, Inc. (a)	70,100	783,718
VMware, Inc. Class A (a)	7,800	663,546
Workday, Inc. Class A (a)	17,100	1,462,050
		95,110,001
Technology Hardware, Storage & Peripherals - 6.8%
3D Systems Corp. (a)(d)	8,800	268,136
Apple, Inc.	492,500	63,266,548
Nimble Storage, Inc. (a)(d)	141,800	3,581,868
SanDisk Corp.	13,000	1,039,090
		68,155,642
TOTAL INFORMATION TECHNOLOGY		352,370,979
MATERIALS - 2.0%
Chemicals - 1.4%
E.I. du Pont de Nemours & Co.	24,400	1,899,540
Monsanto Co.	90,700	10,923,001
The Mosaic Co.	26,300	1,400,738
		14,223,279
Construction Materials - 0.1%
Caesarstone Sdot-Yam Ltd.	9,100	595,231
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	23,900	$ 1,640,496
Sealed Air Corp.	69,100	3,256,683
		4,897,179
TOTAL MATERIALS		19,715,689
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	23,900	1,287,254
Verizon Communications, Inc.	48,300	2,388,435
		3,675,689
Wireless Telecommunication Services - 0.4%
RingCentral, Inc. (a)(d)	171,700	2,707,709
T-Mobile U.S., Inc. (a)	48,500	1,601,955
		4,309,664
TOTAL TELECOMMUNICATION SERVICES		7,985,353
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	37,800	906,444
Ormat Technologies, Inc. (d)	15,400	525,140
		1,431,584
TOTAL COMMON STOCKS (Cost $823,816,219)		982,131,521
Convertible Preferred Stocks - 0.3%

FINANCIALS - 0.1%
Real Estate Management & Development - 0.1%
Redfin Corp. Series G (e)	282,324	931,020
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Uber Technologies, Inc. Series D, 8.00% (e)	55,696	1,855,657
Convertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Cloudera, Inc. Series F (e)	10,396	$ 228,400
TOTAL INFORMATION TECHNOLOGY		2,084,057
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,946,401)		3,015,077
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 0.13% (b)	20,013,497	20,013,497
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	46,579,803	46,579,803
TOTAL MONEY MARKET FUNDS (Cost $66,593,300)		66,593,300
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $892,355,920)		1,051,739,898
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(45,978,211)
NET ASSETS - 100%		$ 1,005,761,687
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,015,077 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Cloudera, Inc. Series F	2/5/14	$ 151,366
Redfin Corp. Series G	12/16/14	$ 931,020
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 864,015
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,957
Fidelity Securities Lending Cash Central Fund	74,280
Total	$ 80,237
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 166,536,427	$ 166,536,427	$ -	$ -
Consumer Staples	96,025,179	96,025,179	-	-
Energy	32,861,593	32,861,593	-	-
Financials	37,618,868	36,687,848	-	931,020
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$ 195,752,337	$ 193,872,077	$ 1,880,260	$ -
Industrials	72,764,532	72,764,532	-	-
Information Technology	354,455,036	350,828,598	1,542,381	2,084,057
Materials	19,715,689	19,715,689	-	-
Telecommunication Services	7,985,353	7,985,353	-	-
Utilities	1,431,584	1,431,584	-	-
Money Market Funds	66,593,300	66,593,300	-	-
Total Investments in Securities:	$ 1,051,739,898	$ 1,045,302,180	$ 3,422,641	$ 3,015,077
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $892,360,086. Net unrealized appreciation aggregated $159,379,812, of which $206,348,947 related to appreciated investment securities and $46,969,135 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report
for
Fidelity Advisor® Series
Small Cap Fund

February 28, 2015

1.967946.101

AXS5-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Diversified Consumer Services - 0.9%
Meiko Network Japan Co. Ltd.	222,100	$ 2,266,952
Tsukada Global Holdings, Inc.	392,500	2,601,902
		4,868,854
Household Durables - 1.5%
Iida Group Holdings Co. Ltd.	189,200	2,620,726
Tupperware Brands Corp.	77,800	5,554,920
		8,175,646
Leisure Products - 0.9%
Smith & Wesson Holding Corp. (a)(e)	353,700	4,785,561
Multiline Retail - 1.1%
Big Lots, Inc.	123,800	5,906,498
Specialty Retail - 7.1%
Aarons, Inc. Class A	181,400	5,407,534
Jumbo SA	35,381	403,850
Office Depot, Inc. (a)	1,329,020	12,452,917
Sally Beauty Holdings, Inc. (a)	176,900	5,929,688
Select Comfort Corp. (a)	247,600	7,947,960
Staples, Inc.	322,200	5,401,683
		37,543,632
Textiles, Apparel & Luxury Goods - 1.2%
Fossil Group, Inc. (a)	70,700	6,080,907
TOTAL CONSUMER DISCRETIONARY		67,361,098
CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 2.3%
Ain Pharmaciez, Inc.	34,400	1,338,617
Sundrug Co. Ltd.	103,200	5,072,652
Tsuruha Holdings, Inc.	86,000	5,808,819
		12,220,088
ENERGY - 3.4%
Energy Equipment & Services - 0.9%
Cathedral Energy Services Ltd.	442,100	778,034
Oil States International, Inc. (a)	56,600	2,460,968
Pason Systems, Inc.	111,700	1,637,838
		4,876,840
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.5%
Alliance Holdings GP, LP	51,100	$ 2,685,305
World Fuel Services Corp.	194,525	10,650,244
		13,335,549
TOTAL ENERGY		18,212,389
FINANCIALS - 21.2%
Banks - 4.8%
Bank of the Ozarks, Inc.	86,000	3,147,600
East West Bancorp, Inc.	176,900	7,067,155
First NBC Bank Holding Co. (a)	140,300	4,590,616
Investors Bancorp, Inc.	586,599	6,734,157
Wilshire Bancorp, Inc.	389,100	3,700,341
		25,239,869
Consumer Finance - 2.5%
EZCORP, Inc. (non-vtg.) Class A (a)	248,500	2,594,340
PRA Group, Inc. (a)(e)	106,100	5,314,549
SLM Corp.	563,500	5,336,345
		13,245,234
Insurance - 7.6%
CNO Financial Group, Inc.	389,100	6,326,766
Enstar Group Ltd. (a)	26,000	3,616,600
HCC Insurance Holdings, Inc.	132,700	7,415,276
Primerica, Inc.	219,100	11,555,334
Reinsurance Group of America, Inc.	88,400	7,895,004
RenaissanceRe Holdings Ltd.	33,300	3,414,249
		40,223,229
Real Estate Investment Trusts - 3.5%
American Realty Capital Properties, Inc.	173,900	1,705,959
Corrections Corp. of America	203,400	8,113,626
EPR Properties	57,100	3,483,671
MFA Financial, Inc.	689,800	5,490,808
		18,794,064
Real Estate Management & Development - 0.4%
Relo Holdings Corp.	28,000	2,258,725
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 2.4%
BofI Holding, Inc. (a)(e)	123,800	$ 10,943,920
Meridian Bancorp, Inc. (a)	124,600	1,543,794
		12,487,714
TOTAL FINANCIALS		112,248,835
HEALTH CARE - 14.4%
Biotechnology - 1.8%
United Therapeutics Corp. (a)	61,900	9,597,595
Health Care Equipment & Supplies - 1.1%
The Cooper Companies, Inc.	35,400	5,804,538
Health Care Providers & Services - 8.4%
AmSurg Corp. (a)	126,100	7,578,610
Community Health Systems, Inc. (a)	265,300	12,872,356
Health Net, Inc. (a)	106,100	6,084,835
MEDNAX, Inc. (a)	51,920	3,710,722
Providence Service Corp. (a)	106,100	4,880,600
The Ensign Group, Inc.	212,200	9,351,654
		44,478,777
Life Sciences Tools & Services - 0.9%
VWR Corp.	191,200	4,693,960
Pharmaceuticals - 2.2%
Jazz Pharmaceuticals PLC (a)	25,800	4,388,322
Phibro Animal Health Corp. Class A	112,000	4,062,240
Sawai Pharmaceutical Co. Ltd.	51,600	3,204,915
		11,655,477
TOTAL HEALTH CARE		76,230,347
INDUSTRIALS - 13.4%
Aerospace & Defense - 2.4%
Engility Holdings, Inc.	106,100	3,830,210
Moog, Inc. Class A (a)	70,700	5,335,022
Teledyne Technologies, Inc. (a)	34,600	3,488,718
		12,653,950
Commercial Services & Supplies - 5.0%
Deluxe Corp.	88,400	5,883,020
Mitie Group PLC	963,300	4,498,752
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
UniFirst Corp.	44,200	$ 5,252,286
West Corp.	318,400	10,873,360
		26,507,418
Machinery - 3.8%
Federal Signal Corp.	318,400	5,250,416
Hy-Lok Corp.	120,411	3,100,191
Standex International Corp.	79,600	5,771,000
TriMas Corp. (a)	194,600	5,830,216
		19,951,823
Marine - 0.3%
SITC International Holdings Co. Ltd.	3,268,000	1,870,848
Professional Services - 0.6%
Benefit One, Inc.	258,000	3,041,003
Trading Companies & Distributors - 0.8%
Aceto Corp.	212,200	4,543,202
Transportation Infrastructure - 0.5%
Wesco Aircraft Holdings, Inc. (a)	172,000	2,581,720
TOTAL INDUSTRIALS		71,149,964
INFORMATION TECHNOLOGY - 17.7%
Electronic Equipment & Components - 6.3%
Belden, Inc.	70,700	6,276,746
CDW Corp.	318,400	11,981,392
SYNNEX Corp.	92,182	7,028,878
Zebra Technologies Corp. Class A (a)	88,400	8,048,820
		33,335,836
Internet Software & Services - 2.1%
Perficient, Inc. (a)	137,600	2,735,488
Stamps.com, Inc. (a)	150,300	8,425,818
		11,161,306
IT Services - 7.7%
EPAM Systems, Inc. (a)	70,700	4,360,776
Genpact Ltd. (a)	229,900	5,108,378
Global Payments, Inc.	159,200	14,624,111
MoneyGram International, Inc. (a)	354,800	3,014,026
Syntel, Inc. (a)	123,800	6,115,720
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
VeriFone Systems, Inc. (a)	103,900	$ 3,656,241
WEX, Inc. (a)	35,400	3,787,446
		40,666,698
Software - 1.6%
Sword Group	82,661	1,822,285
Verint Systems, Inc. (a)	109,700	6,677,988
		8,500,273
TOTAL INFORMATION TECHNOLOGY		93,664,113
MATERIALS - 2.3%
Chemicals - 0.9%
PolyOne Corp.	123,800	4,919,812
Containers & Packaging - 1.4%
Sealed Air Corp.	159,200	7,503,096
TOTAL MATERIALS		12,422,908
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Amcom Telecommunications Ltd.	270,000	571,750
APT Satellite Holdings Ltd.	348,500	432,716
Asia Satellite Telecommunications Holdings Ltd.	120,000	434,771
iiNet Ltd.	80,000	410,079
		1,849,316
TOTAL COMMON STOCKS (Cost $394,286,701)		465,359,058
U.S. Treasury Obligations - 0.4%
		Principal Amount (d)
U.S. Treasury Bills, yield at date of purchase 0% to 0.04% 3/19/15 to 5/21/15 (h) (Cost $2,319,948)		$ 2,320,000	2,319,951
Preferred Securities - 0.4%
		Principal Amount (d)	Value
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $2,687,346)	EUR	1,730,000	$ 2,050,651
Money Market Funds - 13.9%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	61,884,291	61,884,291
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	11,943,475	11,943,475
TOTAL MONEY MARKET FUNDS (Cost $73,827,766)		73,827,766
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $473,121,761)		543,557,426
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(13,195,449)
NET ASSETS - 100%		$ 530,361,977
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
431 ICE Russell 2000 Index Contracts (United States)	March 2015	$ 53,081,960	$ 2,732,261

The face value of futures purchased as a percentage of net assets is 10%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,050,651 or 0.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,319,951.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,561
Fidelity Securities Lending Cash Central Fund	15,007
Total	$ 31,568
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 67,361,098	$ 67,361,098	$ -	$ -
Consumer Staples	12,220,088	12,220,088	-	-
Energy	18,212,389	18,212,389	-	-
Financials	112,248,835	112,248,835	-	-
Health Care	76,230,347	76,230,347	-	-
Industrials	71,149,964	71,149,964	-	-
Information Technology	93,664,113	93,664,113	-	-
Materials	12,422,908	12,422,908	-	-
Telecommunication Services	1,849,316	1,849,316	-	-
U.S. Government and Government Agency Obligations	2,319,951	-	2,319,951	-
Preferred Securities	2,050,651	-	2,050,651	-
Money Market Funds	73,827,766	73,827,766	-	-
Total Investments in Securities:	$ 543,557,426	$ 539,186,824	$ 4,370,602	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 2,732,261	$ 2,732,261	$ -	$ -
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $473,134,102. Net unrealized appreciation aggregated $70,423,324, of which $86,303,278 related to appreciated investment securities and $15,879,954 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Dividend
Growth Fund

February 28, 2015

1.797922.111

ADGF-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.4%
Diversified Consumer Services - 0.8%
H&R Block, Inc.	260,664	$ 8,902
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	172,500	5,460
Darden Restaurants, Inc.	77,100	4,934
Interval Leisure Group, Inc.	25,025	676
McDonald's Corp.	119,100	11,779
Wyndham Worldwide Corp.	74,952	6,857
		29,706
Leisure Products - 0.2%
Vista Outdoor, Inc. (a)	43,200	1,886
Media - 3.0%
Altice SA	73,700	7,348
Comcast Corp. Class A	251,825	14,953
Corus Entertainment, Inc. Class B (non-vtg.) (d)	69,600	1,210
MDC Partners, Inc. Class A (sub. vtg.)	123,801	3,221
Time Warner Cable, Inc.	42,800	6,593
		33,325
Multiline Retail - 1.7%
Dillard's, Inc. Class A	60,400	7,862
Target Corp.	153,100	11,763
		19,625
Specialty Retail - 1.9%
AutoZone, Inc. (a)	22,700	14,589
Foot Locker, Inc.	128,291	7,206
Kingfisher PLC	3,905	22
		21,817
Textiles, Apparel & Luxury Goods - 2.2%
Deckers Outdoor Corp. (a)	37,100	2,754
Fossil Group, Inc. (a)	54,300	4,670
Japan Tobacco, Inc.	370,600	11,686
VF Corp.	73,600	5,642
		24,752
TOTAL CONSUMER DISCRETIONARY		140,013
CONSUMER STAPLES - 11.9%
Beverages - 3.5%
C&C Group PLC	269,600	1,165
Constellation Brands, Inc. Class A (sub. vtg.) (a)	19,900	2,283
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Dr. Pepper Snapple Group, Inc.	61,011	$ 4,807
PepsiCo, Inc.	130,000	12,867
The Coca-Cola Co.	426,710	18,477
		39,599
Food & Staples Retailing - 3.5%
CVS Health Corp.	153,800	15,975
Kroger Co.	83,160	5,917
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	60,793	2,510
Tesco PLC	548,200	2,075
Tsuruha Holdings, Inc.	28,400	1,918
Walgreens Boots Alliance, Inc.	136,523	11,342
		39,737
Food Products - 2.4%
Archer Daniels Midland Co.	114,320	5,474
Bunge Ltd.	59,560	4,871
Greencore Group PLC	730,905	3,821
Hilton Food Group PLC	240,044	1,518
Kellogg Co.	97,200	6,267
Mondelez International, Inc.	145,800	5,385
		27,336
Household Products - 1.9%
Energizer Holdings, Inc.	3,900	522
Procter & Gamble Co.	245,000	20,857
		21,379
Tobacco - 0.6%
British American Tobacco PLC (United Kingdom)	104,557	6,096
TOTAL CONSUMER STAPLES		134,147
ENERGY - 6.5%
Energy Equipment & Services - 0.1%
Aspen Aerogels, Inc. (a)	73,542	583
Oil, Gas & Consumable Fuels - 6.4%
Chevron Corp.	204,290	21,794
Emerald Oil, Inc. warrants 2/4/16 (a)	16,536	0
EQT Midstream Partners LP	31,100	2,588
Exxon Mobil Corp.	285,222	25,254
Kinder Morgan, Inc.	167,200	6,857
MPLX LP	39,808	3,272
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Northern Oil & Gas, Inc. (a)	128,694	$ 1,109
Phillips 66 Partners LP	40,245	2,865
PrairieSky Royalty Ltd. (d)	121,700	3,078
Suncor Energy, Inc. (d)	188,580	5,661
		72,478
TOTAL ENERGY		73,061
FINANCIALS - 14.8%
Banks - 10.2%
Bank of America Corp.	1,203,103	19,021
Citigroup, Inc.	286,723	15,030
JPMorgan Chase & Co.	416,193	25,504
Nordea Bank AB	332,597	4,488
PacWest Bancorp	147,000	6,738
SunTrust Banks, Inc.	165,600	6,790
U.S. Bancorp	294,417	13,134
Wells Fargo & Co.	439,790	24,096
		114,801
Capital Markets - 1.4%
Ameriprise Financial, Inc.	53,800	7,189
Carlyle Group LP	106,000	2,740
Diamond Hill Investment Group, Inc.	200	28
The Blackstone Group LP	167,290	6,267
		16,224
Consumer Finance - 0.9%
Capital One Financial Corp.	130,482	10,270
Imperial Holdings, Inc. warrants 4/11/19	4,481	2
		10,272
Diversified Financial Services - 1.0%
McGraw Hill Financial, Inc.	108,467	11,183
Insurance - 0.9%
MetLife, Inc.	110,900	5,637
The Chubb Corp.	40,600	4,078
		9,715
Real Estate Investment Trusts - 0.4%
American Tower Corp.	50,600	5,016
TOTAL FINANCIALS		167,211
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 15.0%
Biotechnology - 2.9%
Amgen, Inc.	132,037	$ 20,825
Gilead Sciences, Inc. (a)	119,262	12,347
		33,172
Health Care Equipment & Supplies - 2.6%
Medtronic PLC	296,802	23,029
The Cooper Companies, Inc.	41,102	6,739
		29,768
Health Care Providers & Services - 2.0%
Cardinal Health, Inc.	124,242	10,932
McKesson Corp.	52,232	11,945
		22,877
Health Care Technology - 0.2%
CompuGroup Medical AG	57,679	1,782
Life Sciences Tools & Services - 0.5%
Lonza Group AG	45,054	5,553
Pharmaceuticals - 6.8%
Astellas Pharma, Inc.	355,300	5,646
GlaxoSmithKline PLC	359,900	8,534
Johnson & Johnson	251,402	25,771
Sanofi SA sponsored ADR	171,500	8,379
Shire PLC	193,600	15,618
Teva Pharmaceutical Industries Ltd. sponsored ADR	215,400	12,282
		76,230
TOTAL HEALTH CARE		169,382
INDUSTRIALS - 7.6%
Aerospace & Defense - 1.3%
United Technologies Corp.	118,801	14,483
Air Freight & Logistics - 1.0%
FedEx Corp.	63,406	11,222
Airlines - 0.2%
Copa Holdings SA Class A	17,800	2,027
Construction & Engineering - 0.0%
Astaldi SpA	28,100	204
Industrial Conglomerates - 3.5%
Danaher Corp.	124,294	10,848
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	822,600	$ 21,379
Roper Industries, Inc.	40,996	6,870
		39,097
Machinery - 1.1%
Deere & Co.	82,100	7,438
Manitowoc Co., Inc.	80,403	1,779
Valmont Industries, Inc.	21,200	2,643
		11,860
Professional Services - 0.5%
Dun & Bradstreet Corp.	46,866	6,209
Trading Companies & Distributors - 0.0%
Now, Inc. (d)	17,720	377
TOTAL INDUSTRIALS		85,479
INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 3.4%
Cisco Systems, Inc.	635,579	18,756
QUALCOMM, Inc.	267,478	19,395
		38,151
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	147,943	10,671
Internet Software & Services - 2.3%
Google, Inc. Class C (a)	45,603	25,465
IT Services - 2.8%
ASAC II LP (a)(e)	298,480	4,591
Fidelity National Information Services, Inc.	147,698	9,983
IBM Corp.	90,500	14,656
Leidos Holdings, Inc.	42,900	1,931
		31,161
Software - 5.4%
Activision Blizzard, Inc.	207,867	4,847
Micro Focus International PLC	32,900	551
Microsoft Corp.	674,863	29,593
Mobileye NV (a)(d)	106,785	3,789
Oracle Corp.	509,728	22,336
		61,116
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	399,824	51,366
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
EMC Corp.	386,600	$ 11,188
Hewlett-Packard Co.	191,600	6,675
Samsung Electronics Co. Ltd.	4,532	5,585
		74,814
TOTAL INFORMATION TECHNOLOGY		241,378
MATERIALS - 2.2%
Chemicals - 2.2%
E.I. du Pont de Nemours & Co.	148,500	11,561
Monsanto Co.	42,700	5,142
Potash Corp. of Saskatchewan, Inc. (d)	232,600	8,345
		25,048
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	367,521	18,174
Wireless Telecommunication Services - 1.0%
Vodafone Group PLC sponsored ADR	329,800	11,398
TOTAL TELECOMMUNICATION SERVICES		29,572
UTILITIES - 2.5%
Electric Utilities - 0.9%
Edison International	67,300	4,324
NRG Yield, Inc. Class A (d)	42,100	2,160
Xcel Energy, Inc.	119,364	4,211
		10,695
Multi-Utilities - 1.6%
CMS Energy Corp.	168,450	5,918
NiSource, Inc.	275,900	11,839
		17,757
TOTAL UTILITIES		28,452
TOTAL COMMON STOCKS (Cost $888,687)		1,093,743
Convertible Bonds - 0.1%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $791)	$ 791	$ 679
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	33,877,188	33,877
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	11,814,783	11,815
TOTAL MONEY MARKET FUNDS (Cost $45,692)		45,692
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $935,170)		1,140,114
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(11,767)
NET ASSETS - 100%		$ 1,128,347
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,591,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$ 2,985
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 14
Fidelity Securities Lending Cash Central Fund	19
Total	$ 33
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 140,013	$ 139,991	$ 22	$ -
Consumer Staples	134,147	125,976	8,171	-
Energy	73,061	73,061	-	-
Financials	167,211	167,209	2	-
Health Care	169,382	145,230	24,152	-
Industrials	85,479	85,479	-	-
Information Technology	241,378	236,787	-	4,591
Materials	25,048	25,048	-	-
Telecommunication Services	29,572	29,572	-	-
Utilities	28,452	28,452	-	-
Corporate Bonds	679	-	679	-
Money Market Funds	45,692	45,692	-	-
Total Investments in Securities:	$ 1,140,114	$ 1,102,497	$ 33,026	$ 4,591
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $936,061,000. Net unrealized appreciation aggregated $204,053,000, of which $219,987,000 related to appreciated investment securities and $15,934,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Equity
Growth Fund

February 28, 2015

1.797923.111

EPG-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.9%
Automobiles - 1.6%
Harley-Davidson, Inc.	444,354	$ 28,248
Tesla Motors, Inc. (a)(d)	93,863	19,086
		47,334
Distributors - 0.2%
LKQ Corp. (a)	236,800	5,819
Diversified Consumer Services - 1.1%
Bright Horizons Family Solutions, Inc. (a)	159,400	8,082
G8 Education Ltd.	645,205	2,198
H&R Block, Inc.	316,752	10,817
Houghton Mifflin Harcourt Co. (a)	212,300	4,199
ServiceMaster Global Holdings, Inc.	222,500	7,696
		32,992
Hotels, Restaurants & Leisure - 3.7%
Chipotle Mexican Grill, Inc. (a)	23,785	15,816
Domino's Pizza, Inc.	170,000	17,260
Dunkin' Brands Group, Inc.	199,036	9,327
Starbucks Corp.	509,101	47,593
Yum! Brands, Inc.	193,579	15,701
		105,697
Household Durables - 0.6%
Harman International Industries, Inc.	80,000	11,039
Toll Brothers, Inc. (a)	196,900	7,543
		18,582
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	34,000	12,925
Leisure Products - 0.1%
NJOY, Inc. (e)	202,642	1,635
Media - 1.2%
Comcast Corp. Class A (special) (non-vtg.)	568,338	33,501
Specialty Retail - 3.3%
Home Depot, Inc.	454,344	52,136
Lowe's Companies, Inc.	146,100	10,825
MarineMax, Inc. (a)	141,600	3,590
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	214,302	30,165
		96,716
Textiles, Apparel & Luxury Goods - 1.6%
ECLAT Textile Co. Ltd.	34,862	399
Kate Spade & Co. (a)	546,500	18,827
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Michael Kors Holdings Ltd. (a)	60,200	$ 4,058
NIKE, Inc. Class B	242,857	23,586
		46,870
TOTAL CONSUMER DISCRETIONARY		402,071
CONSUMER STAPLES - 7.7%
Beverages - 1.0%
Kweichow Moutai Co. Ltd.	58,300	1,777
SABMiller PLC	265,034	15,037
The Coca-Cola Co.	303,826	13,156
		29,970
Food & Staples Retailing - 0.5%
Sprouts Farmers Market LLC (a)	28,300	1,042
Whole Foods Market, Inc.	231,183	13,060
		14,102
Food Products - 3.8%
Keurig Green Mountain, Inc.	587,991	75,016
Mead Johnson Nutrition Co. Class A	179,685	18,824
The Hershey Co.	155,559	16,144
		109,984
Household Products - 1.7%
Procter & Gamble Co.	566,191	48,200
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	96,800	8,002
Herbalife Ltd. (d)	428,966	13,302
		21,304
TOTAL CONSUMER STAPLES		223,560
ENERGY - 1.6%
Energy Equipment & Services - 0.5%
Oceaneering International, Inc.	104,970	5,724
Pason Systems, Inc.	291,750	4,278
RigNet, Inc. (a)	121,498	3,842
		13,844
Oil, Gas & Consumable Fuels - 1.1%
Cheniere Energy, Inc. (a)	151,800	12,240
Continental Resources, Inc. (a)	52,586	2,340
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Emerge Energy Services LP	28,100	$ 1,517
EOG Resources, Inc.	51,300	4,603
Golar LNG Ltd.	346,348	10,744
Tanker Investments Ltd. (a)	62,100	691
Teekay Tankers Ltd.	132,424	775
		32,910
TOTAL ENERGY		46,754
FINANCIALS - 9.0%
Banks - 1.8%
First Republic Bank	289,700	16,513
HDFC Bank Ltd.	68,446	1,317
HDFC Bank Ltd. sponsored ADR	565,196	35,048
		52,878
Capital Markets - 5.1%
BlackRock, Inc. Class A	68,200	25,331
E*TRADE Financial Corp. (a)	892,445	23,235
HFF, Inc.	28,300	1,007
Invesco Ltd.	610,523	24,586
JMP Group, Inc.	141,100	1,060
The Blackstone Group LP	1,583,433	59,315
Virtus Investment Partners, Inc.	101,000	13,329
		147,863
Consumer Finance - 0.2%
American Express Co.	57,823	4,718
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. Class B (a)	53,400	7,872
McGraw Hill Financial, Inc.	227,175	23,422
		31,294
Real Estate Management & Development - 0.7%
Leopalace21 Corp. (a)	179,400	984
Realogy Holdings Corp. (a)	442,718	20,365
		21,349
Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd. (a)	135,400	3,144
TOTAL FINANCIALS		261,246
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 19.2%
Biotechnology - 12.2%
Acceleron Pharma, Inc. (a)	105,800	$ 4,299
Actelion Ltd.	40,532	4,851
Alexion Pharmaceuticals, Inc. (a)	115,925	20,909
Biogen Idec, Inc. (a)	132,816	54,400
BioMarin Pharmaceutical, Inc. (a)	193,279	20,694
Celgene Corp. (a)	58,200	7,073
Cytokinetics, Inc. warrants 6/25/17 (a)	856,620	490
Enanta Pharmaceuticals, Inc. (a)(d)	261,156	9,355
Gilead Sciences, Inc. (a)	1,475,247	152,732
Insmed, Inc. (a)	744,220	13,798
Medivation, Inc. (a)	157,200	18,476
Ophthotech Corp. (a)(d)	110,016	5,912
Pfenex, Inc. (a)	234,500	3,447
Puma Biotechnology, Inc. (a)	32,300	6,880
Vanda Pharmaceuticals, Inc. (a)	257,959	2,776
Vertex Pharmaceuticals, Inc. (a)	222,900	26,621
		352,713
Health Care Equipment & Supplies - 0.5%
Medtronic PLC	94,600	7,340
Novadaq Technologies, Inc. (a)	426,800	7,064
		14,404
Health Care Providers & Services - 0.3%
Apollo Hospitals Enterprise Ltd. (a)	372,049	7,857
Health Care Technology - 0.2%
Cerner Corp. (a)	77,300	5,570
Life Sciences Tools & Services - 0.9%
Illumina, Inc. (a)	126,598	24,745
Pharmaceuticals - 5.1%
Actavis PLC (a)	242,757	70,730
Astellas Pharma, Inc.	2,295,300	36,475
Perrigo Co. PLC	89,091	13,762
Shire PLC	290,700	23,451
Teva Pharmaceutical Industries Ltd. sponsored ADR	73,000	4,162
		148,580
TOTAL HEALTH CARE		553,869
INDUSTRIALS - 12.1%
Aerospace & Defense - 3.4%
Textron, Inc.	406,300	18,003
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc.	120,177	$ 26,062
United Technologies Corp.	455,411	55,519
		99,584
Airlines - 0.4%
Ryanair Holdings PLC sponsored ADR	202,480	12,827
Building Products - 0.7%
A.O. Smith Corp.	313,038	19,731
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	340,715	15,107
Electrical Equipment - 0.5%
AMETEK, Inc.	191,255	10,163
Power Solutions International, Inc. (a)	74,536	4,214
		14,377
Industrial Conglomerates - 2.7%
Danaher Corp.	662,114	57,789
Roper Industries, Inc.	116,069	19,450
		77,239
Machinery - 1.0%
Allison Transmission Holdings, Inc.	201,300	6,405
Manitowoc Co., Inc.	809,348	17,911
Sarine Technologies Ltd.	1,229,000	2,453
Sun Hydraulics Corp.	32,500	1,258
		28,027
Professional Services - 1.6%
Corporate Executive Board Co.	116,400	9,104
On Assignment, Inc. (a)	54,158	2,069
Resources Connection, Inc.	149,800	2,654
Robert Half International, Inc.	164,100	10,168
Verisk Analytics, Inc. (a)	189,229	13,589
WageWorks, Inc. (a)	136,400	7,836
		45,420
Road & Rail - 1.2%
J.B. Hunt Transport Services, Inc.	209,312	17,896
Union Pacific Corp.	131,800	15,850
		33,746
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Summit Ascent Holdings Ltd. (a)	5,330,000	$ 3,148
TOTAL INDUSTRIALS		349,206
INFORMATION TECHNOLOGY - 30.3%
Communications Equipment - 0.4%
QUALCOMM, Inc.	158,400	11,486
Electronic Equipment & Components - 0.8%
TE Connectivity Ltd.	319,723	23,062
Internet Software & Services - 11.1%
Cvent, Inc. (a)(d)	330,478	9,567
Facebook, Inc. Class A (a)	3,078,900	243,133
Google, Inc. Class A (a)	80,850	45,489
Textura Corp. (a)(d)	623,889	17,600
Twitter, Inc. (a)	101,800	4,895
		320,684
IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A (a)	142,500	8,904
Gartner, Inc. Class A (a)	177,760	14,774
Virtusa Corp. (a)	49,824	1,961
Visa, Inc. Class A	131,808	35,761
		61,400
Semiconductors & Semiconductor Equipment - 2.5%
Cirrus Logic, Inc. (a)	73,500	2,213
Marvell Technology Group Ltd.	914,100	14,735
Maxim Integrated Products, Inc.	976,400	33,583
Monolithic Power Systems, Inc.	155,432	8,196
Qorvo, Inc. (a)	99,000	6,871
Skyworks Solutions, Inc.	88,100	7,731
		73,329
Software - 6.6%
Activision Blizzard, Inc.	246,600	5,751
Adobe Systems, Inc. (a)	176,400	13,953
Computer Modelling Group Ltd.	625,600	6,356
Electronic Arts, Inc. (a)	923,745	52,820
Fleetmatics Group PLC (a)	104,600	4,311
Red Hat, Inc. (a)	201,400	13,921
salesforce.com, Inc. (a)	813,792	56,461
ServiceNow, Inc. (a)	92,000	7,016
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
SolarWinds, Inc. (a)	475,981	$ 24,147
SS&C Technologies Holdings, Inc.	121,646	7,381
		192,117
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	1,524,827	195,879
TOTAL INFORMATION TECHNOLOGY		877,957
MATERIALS - 1.8%
Chemicals - 1.0%
Potash Corp. of Saskatchewan, Inc. (d)	280,100	10,049
Sherwin-Williams Co.	62,445	17,809
		27,858
Construction Materials - 0.8%
Caesarstone Sdot-Yam Ltd.	236,300	15,456
Eagle Materials, Inc.	30,250	2,375
James Hardie Industries PLC sponsored ADR	118,873	7,059
		24,890
TOTAL MATERIALS		52,748
TOTAL COMMON STOCKS (Cost $2,085,790)		2,767,411
Convertible Preferred Stocks - 0.9%

CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Blu Homes, Inc. Series A, 5.00% (a)(e)	875,350	7,038
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (e)	485,012	16,159
IT Services - 0.1%
AppNexus, Inc. Series E (e)	105,425	3,184
TOTAL INFORMATION TECHNOLOGY		19,343
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,680)		26,381
Money Market Funds - 4.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	110,097,194	$ 110,097
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	24,014,500	24,015
TOTAL MONEY MARKET FUNDS (Cost $134,112)		134,112
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,233,582)		2,927,904
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(33,872)
NET ASSETS - 100%		$ 2,894,032
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,016,000 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$ 2,112
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 4,044
NJOY, Inc.	9/11/13	$ 1,637
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 7,524
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 41
Fidelity Securities Lending Cash Central Fund	176
Total	$ 217
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 409,109	$ 400,436	$ -	$ 8,673
Consumer Staples	223,560	223,560	-	-
Energy	46,754	46,754	-	-
Financials	261,246	259,929	1,317	-
Health Care	553,869	529,928	23,941	-
Industrials	349,206	349,206	-	-
Information Technology	897,300	877,957	-	19,343
Materials	52,748	52,748	-	-
Money Market Funds	134,112	134,112	-	-
Total Investments in Securities:	$ 2,927,904	$ 2,874,630	$ 25,258	$ 28,016
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $2,235,907,000. Net unrealized appreciation aggregated $691,997,000, of which $741,726,000 related to appreciated investment securities and $49,729,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Equity
Income Fund

February 28, 2015

1.797924.111

EPI-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.1%
Automobiles - 0.1%
Ford Motor Co.	145,857	$ 2,383
Hotels, Restaurants & Leisure - 2.5%
Darden Restaurants, Inc. (i)	212,900	13,626
Dunkin' Brands Group, Inc.	104,500	4,897
McDonald's Corp. (i)	179,617	17,764
Texas Roadhouse, Inc. Class A	139,962	5,268
Yum! Brands, Inc.	228,121	18,503
		60,058
Household Durables - 0.4%
M.D.C. Holdings, Inc. (f)	168,800	4,588
Tupperware Brands Corp.	77,300	5,519
		10,107
Leisure Products - 0.6%
Mattel, Inc.	178,400	4,695
New Academy Holding Co. LLC unit (a)(k)(l)	52,800	10,075
		14,770
Media - 1.9%
Comcast Corp. Class A	710,174	42,170
Sinclair Broadcast Group, Inc. Class A	190,435	5,229
		47,399
Multiline Retail - 2.3%
Kohl's Corp. (i)	148,248	10,941
Macy's, Inc.	180,900	11,527
Target Corp. (i)	423,555	32,542
		55,010
Specialty Retail - 0.9%
Foot Locker, Inc.	158,531	8,905
GNC Holdings, Inc.	151,300	7,276
PetSmart, Inc.	64,800	5,373
		21,554
Textiles, Apparel & Luxury Goods - 0.4%
Japan Tobacco, Inc.	285,900	9,015
TOTAL CONSUMER DISCRETIONARY		220,296
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 8.6%
Beverages - 0.8%
Anheuser-Busch InBev SA NV ADR	53,000	$ 6,713
Molson Coors Brewing Co. Class B	172,905	13,122
		19,835
Food & Staples Retailing - 2.3%
CVS Health Corp.	265,100	27,536
Tesco PLC	747,300	2,829
Wal-Mart Stores, Inc.	148,050	12,426
Walgreens Boots Alliance, Inc.	162,544	13,504
		56,295
Food Products - 0.9%
B&G Foods, Inc. Class A	111,554	3,196
Kellogg Co.	287,752	18,554
Sanderson Farms, Inc.	5,700	486
		22,236
Household Products - 2.4%
Procter & Gamble Co.	691,217	58,843
Personal Products - 0.2%
Avon Products, Inc.	526,800	4,483
Tobacco - 2.0%
Lorillard, Inc.	319,653	21,871
Philip Morris International, Inc.	165,512	13,731
Reynolds American, Inc. (i)	150,000	11,343
		46,945
TOTAL CONSUMER STAPLES		208,637
ENERGY - 9.5%
Energy Equipment & Services - 0.6%
Ensco PLC Class A	237,624	5,815
National Oilwell Varco, Inc.	87,349	4,747
Oceaneering International, Inc.	72,400	3,948
		14,510
Oil, Gas & Consumable Fuels - 8.9%
Anadarko Petroleum Corp.	132,745	11,181
Apache Corp.	227,927	15,007
BG Group PLC	442,200	6,510
Cameco Corp.	123,900	1,913
Chevron Corp. (i)	582,769	62,170
CONSOL Energy, Inc.	241,475	7,775
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Foresight Energy LP	119,400	$ 2,012
HollyFrontier Corp.	58,877	2,590
Kinder Morgan, Inc.	274,800	11,270
Legacy Reserves LP	388,599	4,469
Markwest Energy Partners LP	237,591	15,432
Royal Dutch Shell PLC Class A sponsored ADR	149,558	9,777
Suncor Energy, Inc. (f)	745,300	22,375
The Williams Companies, Inc.	704,350	34,541
Williams Partners LP	195,616	10,004
		217,026
TOTAL ENERGY		231,536
FINANCIALS - 24.5%
Banks - 11.7%
Bank of America Corp.	1,002,500	15,850
BB&T Corp.	61,900	2,355
CIT Group, Inc.	72,362	3,347
Comerica, Inc.	238,080	10,899
First Niagara Financial Group, Inc.	689,900	6,113
FirstMerit Corp.	432,740	7,854
JPMorgan Chase & Co.	1,601,357	98,131
M&T Bank Corp. (f)	218,717	26,465
PNC Financial Services Group, Inc.	64,800	5,959
Standard Chartered PLC (United Kingdom)	438,020	6,702
SunTrust Banks, Inc.	439,900	18,036
TCF Financial Corp.	64,600	1,014
U.S. Bancorp	683,300	30,482
Valley National Bancorp (f)	226,900	2,178
Wells Fargo & Co.	921,250	50,475
		285,860
Capital Markets - 5.8%
Apollo Global Management LLC Class A	161,502	3,766
Apollo Investment Corp. (f)	1,094,157	8,523
Ares Capital Corp. (f)	560,042	9,689
Ares Management LP	229,700	4,663
Carlyle Group LP	117,100	3,027
Greenhill & Co., Inc.	71,623	2,773
KKR & Co. LP	1,665,196	38,050
Morgan Stanley	261,542	9,361
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Pershing Square Holdings Ltd. (a)	34,550	$ 938
State Street Corp.	198,499	14,778
The Blackstone Group LP	1,127,703	42,244
TPG Specialty Lending, Inc.	156,400	2,900
		140,712
Insurance - 4.3%
ACE Ltd.	194,311	22,153
Allied World Assurance Co.	129,400	5,234
MetLife, Inc.	671,557	34,135
Prudential Financial, Inc.	137,298	11,101
The Chubb Corp.	171,067	17,184
The Travelers Companies, Inc.	145,049	15,584
		105,391
Real Estate Investment Trusts - 2.6%
American Capital Agency Corp.	462,380	9,911
American Homes 4 Rent (g)	97,613	1,629
Annaly Capital Management, Inc.	840,994	8,931
Coresite Realty Corp.	93,020	4,413
Cousins Properties, Inc.	330,100	3,542
Duke Realty LP	264,700	5,654
First Potomac Realty Trust	483,577	5,779
Home Properties, Inc.	86,130	5,751
Piedmont Office Realty Trust, Inc. Class A	190,335	3,489
Retail Properties America, Inc.	278,897	4,415
Sabra Health Care REIT, Inc.	96,700	3,161
Two Harbors Investment Corp.	339,041	3,540
Ventas, Inc.	42,294	3,150
		63,365
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	139,500	2,205
TOTAL FINANCIALS		597,533
HEALTH CARE - 10.5%
Biotechnology - 0.3%
Amgen, Inc. (i)	50,949	8,036
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	129,600	8,962
DENTSPLY International, Inc.	77,900	4,129
Medtronic PLC	236,382	18,341
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Meridian Bioscience, Inc.	169,900	$ 3,364
St. Jude Medical, Inc.	69,662	4,645
		39,441
Health Care Providers & Services - 0.6%
Anthem, Inc.	44	6
UnitedHealth Group, Inc.	114,276	12,985
		12,991
Pharmaceuticals - 8.0%
Astellas Pharma, Inc.	416,000	6,611
GlaxoSmithKline PLC	791,800	18,775
Johnson & Johnson (i)	960,418	98,450
Merck & Co., Inc.	188,768	11,050
Pfizer, Inc. (i)	1,509,513	51,806
Sanofi SA	73,234	7,163
		193,855
TOTAL HEALTH CARE		254,323
INDUSTRIALS - 11.3%
Aerospace & Defense - 1.7%
The Boeing Co.	91,800	13,848
United Technologies Corp.	231,907	28,272
		42,120
Air Freight & Logistics - 2.6%
C.H. Robinson Worldwide, Inc.	80,079	5,950
PostNL NV (a)	1,433,300	6,400
United Parcel Service, Inc. Class B	493,390	50,193
		62,543
Airlines - 0.2%
Copa Holdings SA Class A	42,000	4,783
Commercial Services & Supplies - 0.4%
KAR Auction Services, Inc.	205,204	7,484
Republic Services, Inc.	60,089	2,459
		9,943
Electrical Equipment - 0.7%
Eaton Corp. PLC	176,000	12,498
Emerson Electric Co.	82,670	4,788
		17,286
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 3.6%
General Electric Co.	3,350,533	$ 87,080
Machinery - 0.9%
Cummins, Inc.	31,200	4,438
Deere & Co.	110,400	10,002
Stanley Black & Decker, Inc.	82,126	8,076
		22,516
Professional Services - 0.2%
Acacia Research Corp. (f)	231,360	2,901
Bureau Veritas SA	106,473	2,509
		5,410
Road & Rail - 0.6%
Daqin Railway Co. Ltd. (A Shares)	2,515,700	4,281
Union Pacific Corp.	88,104	10,595
		14,876
Trading Companies & Distributors - 0.4%
Watsco, Inc.	80,900	9,485
TOTAL INDUSTRIALS		276,042
INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 2.8%
Cisco Systems, Inc.	1,903,053	56,159
QUALCOMM, Inc.	159,389	11,557
		67,716
Electronic Equipment & Components - 0.5%
Hitachi Ltd.	513,000	3,508
TE Connectivity Ltd.	130,530	9,415
		12,923
Internet Software & Services - 0.8%
Google, Inc. Class A (a)	12,400	6,977
Yahoo!, Inc. (a)	309,900	13,722
		20,699
IT Services - 2.6%
IBM Corp.	246,823	39,971
Paychex, Inc.	484,578	24,149
		64,120
Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials, Inc. (i)	630,277	15,788
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Broadcom Corp. Class A	388,929	$ 17,591
Maxim Integrated Products, Inc.	184,600	6,349
Xilinx, Inc.	31,500	1,335
		41,063
Software - 1.5%
Microsoft Corp. (i)	828,638	36,336
Technology Hardware, Storage & Peripherals - 1.2%
EMC Corp.	645,919	18,693
First Data Holdings, Inc. Class B (l)	2,464,780	9,810
		28,503
TOTAL INFORMATION TECHNOLOGY		271,360
MATERIALS - 1.2%
Chemicals - 0.5%
Potash Corp. of Saskatchewan, Inc. (f)	216,100	7,753
Tronox Ltd. Class A	177,965	3,851
		11,604
Metals & Mining - 0.7%
Commercial Metals Co.	265,054	3,989
Freeport-McMoRan, Inc.	367,314	7,945
Nucor Corp.	90,400	4,252
SunCoke Energy Partners LP	65,952	1,676
		17,862
TOTAL MATERIALS		29,466
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	685,727	23,699
TDC A/S	802,000	6,344
Verizon Communications, Inc.	803,690	39,742
		69,785
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC	5,143,582	17,804
TOTAL TELECOMMUNICATION SERVICES		87,589
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.6%
Electric Utilities - 2.5%
American Electric Power Co., Inc.	290,915	$ 16,751
Exelon Corp.	524,500	17,791
PPL Corp. (i)	232,600	7,932
Southern Co. (i)	393,225	18,006
		60,480
Independent Power and Renewable Electricity Producers - 0.1%
Abengoa Yield PLC	98,421	3,227
TOTAL UTILITIES		63,707
TOTAL COMMON STOCKS (Cost $1,874,343)		2,240,489
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 1.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. Series B 6.25% (a)	24,800	1,351
FINANCIALS - 0.2%
Banks - 0.0%
Wells Fargo & Co. 7.50%	100	121
Real Estate Investment Trusts - 0.2%
Crown Castle International Corp. 4.50%	39,700	4,228
TOTAL FINANCIALS		4,349
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	9,917	3,208
Pharmaceuticals - 0.1%
Actavis PLC 5.50% (a)	2,500	2,565
TOTAL HEALTH CARE		5,773
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	47,800	3,045
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. Series A 5.50% (a)	54,500	$ 3,292
UTILITIES - 0.5%
Electric Utilities - 0.2%
Exelon Corp. 6.50%	29,200	1,448
NextEra Energy, Inc. Series E, 5.599%	61,200	4,137
		5,585
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 5.375%	10,000	1,005
Multi-Utilities - 0.2%
CenterPoint Energy, Inc. 2.00% ZENS	67,100	4,328
Dominion Resources, Inc. 6.375%	29,800	1,507
		5,835
TOTAL UTILITIES		12,425
TOTAL CONVERTIBLE PREFERRED STOCKS		30,235
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Consumer Finance - 0.4%
Ally Financial, Inc.:
7.00% (g)	7,016	7,035
Series A, 8.50%	60,466	1,605
		8,640
TOTAL PREFERRED STOCKS (Cost $34,559)		38,875
Corporate Bonds - 2.9%
		Principal Amount (000s) (e)
Convertible Bonds - 2.5%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
Volkswagen International Finance NV 5.5% 11/9/15 (g)	EUR	2,400	3,455
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.1%
Lennar Corp. 3.25% 11/15/21 (g)		$ 890	$ 1,920
Media - 0.1%
Liberty Media Corp. 3.5% 1/15/31		2,860	1,576
TOTAL CONSUMER DISCRETIONARY			6,951
CONSUMER STAPLES - 0.2%
Tobacco - 0.2%
Vector Group Ltd. 7.5% 1/15/19 (j)		2,850	4,144
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Amyris, Inc. 3% 2/27/17		516	443
Chesapeake Energy Corp. 2.5% 5/15/37		2,230	2,163
Clean Energy Fuels Corp. 5.25% 10/1/18 (g)		880	645
Scorpio Tankers, Inc. 2.375% 7/1/19 (g)		3,080	2,999
Ship Finance International Ltd. 3.25% 2/1/18		2,390	2,431
			8,681
FINANCIALS - 0.4%
Insurance - 0.2%
Fidelity National Financial, Inc. 4.25% 8/15/18		2,180	4,464
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (g)		3,390	4,270
TOTAL FINANCIALS			8,734
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Gilead Sciences, Inc. 1.625% 5/1/16		360	1,637
Health Care Providers & Services - 0.6%
HealthSouth Corp. 2% 12/1/43		3,126	3,784
WellPoint, Inc. 2.75% 10/15/42		5,250	10,320
			14,104
Pharmaceuticals - 0.0%
Jazz Investments I Ltd. 1.875% 8/15/21 (g)		1,000	1,160
TOTAL HEALTH CARE			16,901
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.2%
InterDigital, Inc. 2.5% 3/15/16		$ 3,540	$ 3,863
Liberty Interactive LLC 0.75% 3/30/43		960	1,364
			5,227
Semiconductors & Semiconductor Equipment - 0.2%
GT Advanced Technologies, Inc.:
3% 10/1/17 (d)		1,510	437
3% 12/15/20 (d)		2,160	626
Intel Corp. 3.25% 8/1/39		800	1,322
Microchip Technology, Inc. 1.625% 2/15/25 (g)		1,750	1,859
Micron Technology, Inc. 3% 11/15/43		930	1,119
			5,363
Software - 0.1%
TiVo, Inc. 2% 10/1/21 (g)		1,510	1,409
TOTAL INFORMATION TECHNOLOGY			11,999
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (g)		2,210	2,591
TOTAL CONVERTIBLE BONDS			60,001
Nonconvertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Altice SA 7.625% 2/15/25 (g)		2,690	2,777
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
HCA Holdings, Inc. 4.25% 10/15/19		1,310	1,356
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
APX Group, Inc. 8.75% 12/1/20		1,735	1,592
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.1%
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (g)		$ 1,654	$ 1,443
Walter Energy, Inc. 8.5% 4/15/21		2,030	259
			1,702
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S.A., Inc. 6.5% 1/15/24		885	936
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy Finance I, Inc./Dynegy Finance II, Inc. 7.375% 11/1/22 (g)		1,425	1,509
TOTAL NONCONVERTIBLE BONDS			9,872
TOTAL CORPORATE BONDS (Cost $66,251)			69,873
Bank Loan Obligations - 0.1%

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
HCA Holdings, Inc. Tranche B 4LN, term loan 3.0051% 5/1/18 (j)		905	904
INDUSTRIALS - 0.1%
Machinery - 0.1%
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (j)		1,975	1,950
TOTAL BANK LOAN OBLIGATIONS (Cost $2,854)			2,854
Preferred Securities - 0.0%
		Principal Amount (000s) (e)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $1,520)	EUR	990	$ 1,174
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	91,693,367	91,693
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	46,771,025	46,771
TOTAL MONEY MARKET FUNDS (Cost $138,464)		138,464
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $2,117,991)		2,491,729
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(55,974)
NET ASSETS - 100%		$ 2,435,755
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
Amgen, Inc.	4/17/15 - $160.00	106	$ 71	$ (40)
Applied Materials, Inc.	4/17/15 - $26.00	2,108	172	(175)
Chevron Corp.	6/19/15 - $120.00	1,531	195	(72)
Darden Restaurants, Inc.	4/17/15 - $60.00	1,041	288	(479)
Johnson & Johnson	7/17/15 - $105.00	4,802	591	(993)
Kohl's Corp.	4/17/15 - $70.00	741	161	(333)
McDonald's Corp.	3/20/15 - $100.00	884	76	(114)
Microsoft Corp.	5/15/15 - $45.00	2,071	164	(213)
Microsoft Corp.	4/17/15 - $45.00	2,071	90	(104)
Pfizer, Inc.	4/17/15 - $35.00	7,220	225	(307)
PPL Corp.	4/17/15 - $36.00	2,326	172	(35)
Reynolds American, Inc.	5/15/15 - $67.50	916	182	(751)
Southern Co.	5/15/15 - $50.00	3,002	436	(50)
Target Corp.	4/17/15 - $80.00	1,227	214	(104)
TOTAL WRITTEN OPTIONS			$ 3,037	$ (3,770)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,875,000 or 1.5% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $174,357,000.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,885,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Data Holdings, Inc. Class B	6/26/14	$ 9,859
New Academy Holding Co. LLC unit	8/1/11	$ 5,565
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 35
Fidelity Securities Lending Cash Central Fund	40
Total	$ 75
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 220,296	$ 210,221	$ -	$ 10,075
Consumer Staples	208,637	205,808	2,829	-
Energy	232,887	226,377	6,510	-
Financials	610,522	603,487	7,035	-
Health Care	260,096	234,158	25,938	-
Industrials	279,087	279,087	-	-
Information Technology	271,360	261,550	-	9,810
Materials	29,466	29,466	-	-
Telecommunication Services	90,881	73,077	17,804	-
Utilities	76,132	67,667	8,465	-
Corporate Bonds	69,873	-	69,873	-
Bank Loan Obligations	2,854	-	2,854	-
Preferred Securities	1,174	-	1,174	-
Money Market Funds	138,464	138,464	-	-
Total Investments in Securities:	$ 2,491,729	$ 2,329,362	$ 142,482	$ 19,885
Derivative Instruments:
Liabilities
Written Options	$ (3,770)	$ (3,770)	$ -	$ -
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $2,128,582,000. Net unrealized appreciation aggregated $363,147,000, of which $433,323,000 related to appreciated investment securities and $70,176,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Equity Value Fund

February 28, 2015

1.797934.111

AEV-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.6%
Hyundai Mobis	2,895	$ 655,977
Remy International, Inc.	6,470	147,969
		803,946
Diversified Consumer Services - 1.4%
ServiceMaster Global Holdings, Inc.	43,200	1,494,288
Steiner Leisure Ltd. (a)	6,632	305,868
		1,800,156
Leisure Products - 0.7%
Mattel, Inc.	30,400	800,128
Vista Outdoor, Inc. (a)	3,700	161,542
		961,670
Media - 6.6%
Corus Entertainment, Inc. Class B (non-vtg.) (d)	48,700	846,923
DIRECTV (a)	13,800	1,222,680
John Wiley & Sons, Inc. Class A	11,515	744,560
Starz Series A (a)	31,600	1,050,384
Time Warner Cable, Inc.	16,700	2,572,635
Viacom, Inc. Class B (non-vtg.)	29,700	2,077,218
		8,514,400
Multiline Retail - 1.3%
Macy's, Inc.	16,547	1,054,375
Target Corp.	7,900	606,957
		1,661,332
Specialty Retail - 2.7%
AutoZone, Inc. (a)	1,715	1,102,196
Bed Bath & Beyond, Inc. (a)	15,600	1,164,696
GNC Holdings, Inc.	12,300	591,507
TJX Companies, Inc.	8,100	555,984
		3,414,383
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	15,165	660,436
TOTAL CONSUMER DISCRETIONARY		17,816,323
CONSUMER STAPLES - 4.0%
Beverages - 0.5%
C&C Group PLC	166,544	719,579
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.0%
Tesco PLC	198,500	$ 751,419
Wal-Mart Stores, Inc.	21,600	1,812,888
		2,564,307
Food Products - 1.0%
Seaboard Corp. (a)	100	401,000
The J.M. Smucker Co.	7,479	862,703
		1,263,703
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	5,655	658,638
TOTAL CONSUMER STAPLES		5,206,227
ENERGY - 8.1%
Energy Equipment & Services - 1.1%
BW Offshore Ltd.	897,800	720,250
National Oilwell Varco, Inc.	12,900	701,115
		1,421,365
Oil, Gas & Consumable Fuels - 7.0%
Chevron Corp.	29,697	3,168,076
Exxon Mobil Corp.	20,872	1,848,007
Marathon Petroleum Corp.	10,600	1,113,000
Phillips 66 Co.	13,000	1,019,980
Suncor Energy, Inc. (d)	42,700	1,281,922
Woodside Petroleum Ltd.	20,350	559,414
		8,990,399
TOTAL ENERGY		10,411,764
FINANCIALS - 26.0%
Banks - 9.4%
JPMorgan Chase & Co.	68,752	4,213,120
Regions Financial Corp.	84,900	815,889
SunTrust Banks, Inc.	25,500	1,045,500
U.S. Bancorp	48,466	2,162,068
Wells Fargo & Co.	71,332	3,908,280
		12,144,857
Capital Markets - 2.7%
East Capital Explorer AB (a)	13,008	74,893
Fortress Investment Group LLC	166,400	1,337,856
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
GP Investments Ltd. Class A (depositary receipt) (a)	246,400	$ 468,713
MLP AG	66,188	275,902
The Blackstone Group LP	36,800	1,378,528
		3,535,892
Consumer Finance - 2.0%
American Express Co.	8,900	726,151
Capital One Financial Corp.	23,018	1,811,747
		2,537,898
Diversified Financial Services - 2.7%
Berkshire Hathaway, Inc. Class B (a)	23,369	3,444,824
Insurance - 5.7%
ACE Ltd.	11,700	1,333,917
Allied World Assurance Co.	21,200	857,540
Allstate Corp.	18,200	1,284,920
FNF Group	28,880	1,060,474
FNFV Group (a)	36,192	538,899
Prudential PLC	27,304	685,228
The Travelers Companies, Inc.	14,487	1,556,483
		7,317,461
Real Estate Investment Trusts - 3.5%
American Capital Agency Corp.	67,701	1,451,171
Annaly Capital Management, Inc.	146,305	1,553,759
MFA Financial, Inc.	186,736	1,486,419
		4,491,349
TOTAL FINANCIALS		33,472,281
HEALTH CARE - 15.4%
Biotechnology - 0.8%
Amgen, Inc.	6,200	977,864
Health Care Equipment & Supplies - 2.5%
Medtronic PLC	41,929	3,253,271
Health Care Providers & Services - 4.1%
Cigna Corp.	15,762	1,917,132
Express Scripts Holding Co. (a)	17,899	1,517,656
UnitedHealth Group, Inc.	15,600	1,772,628
		5,207,416
Pharmaceuticals - 8.0%
GlaxoSmithKline PLC sponsored ADR	24,924	1,181,896
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	40,892	$ 4,191,839
Mylan N.V. (a)	18,105	1,037,869
Sanofi SA sponsored ADR	27,000	1,319,220
Teva Pharmaceutical Industries Ltd. sponsored ADR	45,632	2,601,937
		10,332,761
TOTAL HEALTH CARE		19,771,312
INDUSTRIALS - 6.0%
Aerospace & Defense - 2.0%
United Technologies Corp.	21,100	2,572,301
Electrical Equipment - 0.8%
Babcock & Wilcox Co.	31,600	980,864
Machinery - 2.5%
Deere & Co.	23,813	2,157,458
Global Brass & Copper Holdings, Inc.	22,951	322,232
Valmont Industries, Inc. (d)	6,300	785,295
		3,264,985
Professional Services - 0.7%
Dun & Bradstreet Corp.	2,335	309,341
VSE Corp.	8,100	641,601
		950,942
TOTAL INDUSTRIALS		7,769,092
INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 1.9%
Cisco Systems, Inc.	81,782	2,413,387
Electronic Equipment & Components - 1.3%
Keysight Technologies, Inc. (a)	17,500	656,950
TE Connectivity Ltd.	13,398	966,398
		1,623,348
Internet Software & Services - 1.7%
Google, Inc. Class A (a)	4,000	2,250,520
IT Services - 3.2%
Amdocs Ltd.	12,457	653,993
Fiserv, Inc. (a)	12,000	936,840
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.	9,640	$ 1,561,102
The Western Union Co.	53,200	1,038,464
		4,190,399
Software - 3.8%
Microsoft Corp.	57,800	2,534,530
Oracle Corp.	52,587	2,304,362
		4,838,892
Technology Hardware, Storage & Peripherals - 4.2%
EMC Corp.	62,900	1,820,326
Hewlett-Packard Co.	36,739	1,279,987
Samsung Electronics Co. Ltd.	1,866	2,299,645
		5,399,958
TOTAL INFORMATION TECHNOLOGY		20,716,504
MATERIALS - 2.7%
Chemicals - 2.1%
Agrium, Inc.	9,500	1,097,200
CF Industries Holdings, Inc.	5,155	1,578,616
		2,675,816
Paper & Forest Products - 0.6%
Schweitzer-Mauduit International, Inc.	15,900	744,438
TOTAL MATERIALS		3,420,254
UTILITIES - 2.2%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	16,700	961,586
Edison International	9,093	584,225
Xcel Energy, Inc.	19,700	695,016
		2,240,827
Multi-Utilities - 0.4%
CMS Energy Corp.	15,800	555,054
TOTAL UTILITIES		2,795,881
TOTAL COMMON STOCKS (Cost $106,793,503)		121,379,638
Money Market Funds - 7.9%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	7,774,668	$ 7,774,668
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	2,416,280	2,416,280
TOTAL MONEY MARKET FUNDS (Cost $10,190,948)		10,190,948
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $116,984,451)		131,570,586
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(2,804,203)
NET ASSETS - 100%		$ 128,766,383
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,809
Fidelity Securities Lending Cash Central Fund	2,683
Total	$ 4,492
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 17,816,323	$ 17,816,323	$ -	$ -
Consumer Staples	5,206,227	4,454,808	751,419	-
Energy	10,411,764	10,411,764	-	-
Financials	33,472,281	32,787,053	685,228	-
Health Care	19,771,312	18,733,443	1,037,869	-
Industrials	7,769,092	7,769,092	-	-
Information Technology	20,716,504	20,716,504	-	-
Materials	3,420,254	3,420,254	-	-
Utilities	2,795,881	2,795,881	-	-
Money Market Funds	10,190,948	10,190,948	-	-
Total Investments in Securities:	$ 131,570,586	$ 129,096,070	$ 2,474,516	$ -
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $117,291,431. Net unrealized appreciation aggregated $14,279,155, of which $17,119,929 related to appreciated investment securities and $2,840,774 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report
for
Fidelity Advisor® Growth &
Income Fund

February 28, 2015

1.797925.111

AGAI-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.5%
Diversified Consumer Services - 0.4%
H&R Block, Inc.	69,926	$ 2,388
Hotels, Restaurants & Leisure - 1.7%
Darden Restaurants, Inc.	50,100	3,206
Domino's Pizza, Inc.	3,900	396
Interval Leisure Group, Inc.	12,300	332
Las Vegas Sands Corp.	29,300	1,667
Yum! Brands, Inc.	63,061	5,115
		10,716
Household Durables - 0.3%
Tupperware Brands Corp.	23,500	1,678
Leisure Products - 0.0%
Mattel, Inc.	2,200	58
Media - 4.1%
Comcast Corp. Class A (special) (non-vtg.) (e)	205,129	12,091
Scripps Networks Interactive, Inc. Class A (e)	15,572	1,126
Sinclair Broadcast Group, Inc. Class A (e)	81,027	2,225
Time Warner, Inc.	84,118	6,886
Viacom, Inc. Class B (non-vtg.)	36,300	2,539
		24,867
Multiline Retail - 2.3%
Target Corp.	180,899	13,898
Specialty Retail - 1.6%
Lowe's Companies, Inc.	111,657	8,273
Sally Beauty Holdings, Inc. (a)	46,600	1,562
		9,835
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	8,000	622
TOTAL CONSUMER DISCRETIONARY		64,062
CONSUMER STAPLES - 10.8%
Beverages - 3.1%
Diageo PLC	115,314	3,442
Molson Coors Brewing Co. Class B	9,400	713
PepsiCo, Inc.	37,143	3,676
SABMiller PLC	39,300	2,230
The Coca-Cola Co.	205,984	8,919
		18,980
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.2%
CVS Health Corp.	42,551	$ 4,420
Walgreens Boots Alliance, Inc.	33,382	2,773
		7,193
Food Products - 0.3%
Kellogg Co.	28,402	1,831
Household Products - 2.0%
Procter & Gamble Co.	141,435	12,040
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	12,000	992
Tobacco - 4.0%
British American Tobacco PLC sponsored ADR	67,476	7,859
Lorillard, Inc.	118,625	8,116
Philip Morris International, Inc.	63,638	5,279
Reynolds American, Inc.	46,200	3,494
		24,748
TOTAL CONSUMER STAPLES		65,784
ENERGY - 9.1%
Energy Equipment & Services - 1.2%
Ensco PLC Class A	58,941	1,442
Helmerich & Payne, Inc.	9,200	617
National Oilwell Varco, Inc.	5,400	293
Oceaneering International, Inc.	46,000	2,508
Schlumberger Ltd.	26,634	2,242
		7,102
Oil, Gas & Consumable Fuels - 7.9%
Apache Corp.	51,341	3,380
BG Group PLC	343,360	5,055
Chevron Corp.	119,963	12,798
EQT Midstream Partners LP	3,400	283
Foresight Energy LP	4,500	76
Golar LNG Ltd.	30,600	949
Imperial Oil Ltd.	93,100	3,593
Kinder Morgan, Inc.	41,300	1,694
Legacy Reserves LP	20,100	231
Markwest Energy Partners LP	81,605	5,300
Peabody Energy Corp.	27,100	214
PrairieSky Royalty Ltd. (e)	36,600	926
Suncor Energy, Inc. (e)	287,190	8,622
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
The Williams Companies, Inc.	90,831	$ 4,454
Western Gas Partners LP	6,000	417
Williams Partners LP	7,020	359
		48,351
TOTAL ENERGY		55,453
FINANCIALS - 20.8%
Banks - 13.2%
Bank of America Corp.	839,842	13,278
Citigroup, Inc.	269,422	14,123
Comerica, Inc.	33,800	1,547
Commerce Bancshares, Inc.	6,500	270
Fifth Third Bancorp	54,700	1,059
First Republic Bank	5,300	302
FirstMerit Corp.	40,000	726
JPMorgan Chase & Co.	410,943	25,185
PNC Financial Services Group, Inc.	41,416	3,809
Regions Financial Corp.	141,400	1,359
Standard Chartered PLC (United Kingdom)	204,185	3,124
SunTrust Banks, Inc.	136,735	5,606
U.S. Bancorp	113,430	5,060
UMB Financial Corp.	6,400	330
Wells Fargo & Co.	89,650	4,912
		80,690
Capital Markets - 5.1%
Artisan Partners Asset Management, Inc.	9,200	446
BlackRock, Inc. Class A	800	297
Carlyle Group LP	30,500	788
Charles Schwab Corp.	140,213	4,114
Invesco Ltd.	8,700	350
KKR & Co. LP	158,013	3,611
Morgan Stanley	105,430	3,773
Northern Trust Corp.	53,540	3,739
Oaktree Capital Group LLC Class A	18,000	968
State Street Corp.	114,870	8,552
The Blackstone Group LP	74,400	2,787
TPG Specialty Lending, Inc. (e)	78,800	1,461
		30,886
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.0%
Discover Financial Services	3,000	$ 183
Diversified Financial Services - 0.3%
IntercontinentalExchange Group, Inc.	7,739	1,821
Insurance - 1.2%
Brown & Brown, Inc.	12,840	413
Marsh & McLennan Companies, Inc.	23,266	1,324
MetLife, Inc.	88,105	4,478
Principal Financial Group, Inc.	19,500	998
		7,213
Real Estate Investment Trusts - 0.8%
American Homes 4 Rent (f)	68,634	1,146
First Potomac Realty Trust	14,272	171
Lamar Advertising Co. Class A	8,200	476
Sabra Health Care REIT, Inc.	13,700	448
Sun Communities, Inc.	24,446	1,652
WP Carey, Inc.	10,500	720
		4,613
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	94,890	1,500
TOTAL FINANCIALS		126,906
HEALTH CARE - 8.9%
Biotechnology - 1.4%
Amgen, Inc.	51,692	8,153
Intercept Pharmaceuticals, Inc. (a)	2,300	509
		8,662
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	34,726	1,645
Ansell Ltd.	20,366	400
Medtronic PLC	32,442	2,517
ResMed, Inc. (e)	14,504	933
St. Jude Medical, Inc.	9,600	640
Zimmer Holdings, Inc.	19,790	2,383
		8,518
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	22,400	1,971
Express Scripts Holding Co. (a)	10,000	848
McKesson Corp.	24,733	5,656
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Patterson Companies, Inc.	30,300	$ 1,517
Quest Diagnostics, Inc.	6,752	474
		10,466
Pharmaceuticals - 4.4%
Astellas Pharma, Inc.	67,500	1,073
GlaxoSmithKline PLC sponsored ADR	168,409	7,986
Johnson & Johnson	87,501	8,970
Novartis AG sponsored ADR	19,401	1,987
Teva Pharmaceutical Industries Ltd. sponsored ADR	98,774	5,632
Theravance, Inc. (e)	66,200	1,196
		26,844
TOTAL HEALTH CARE		54,490
INDUSTRIALS - 12.9%
Aerospace & Defense - 2.6%
Meggitt PLC	268,909	2,263
Rolls-Royce Group PLC	79,450	1,164
The Boeing Co.	52,894	7,979
United Technologies Corp.	36,831	4,490
		15,896
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	23,926	1,778
FedEx Corp.	6,200	1,097
PostNL NV (a)	226,100	1,010
United Parcel Service, Inc. Class B	78,279	7,963
		11,848
Airlines - 0.2%
Copa Holdings SA Class A	12,800	1,458
Building Products - 0.1%
Lennox International, Inc.	6,000	626
Commercial Services & Supplies - 0.8%
ADT Corp. (e)	85,783	3,364
KAR Auction Services, Inc.	46,700	1,703
		5,067
Electrical Equipment - 0.4%
Hubbell, Inc. Class B	22,012	2,505
Industrial Conglomerates - 3.2%
General Electric Co.	739,293	19,214
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.9%
Deere & Co.	26,200	$ 2,374
Donaldson Co., Inc.	17,300	641
IMI PLC	46,300	987
Joy Global, Inc.	4,800	213
Parker Hannifin Corp.	4,200	515
Stanley Black & Decker, Inc.	600	59
Valmont Industries, Inc.	3,700	461
Xylem, Inc.	5,900	211
		5,461
Professional Services - 0.1%
Acacia Research Corp.	33,764	423
Road & Rail - 2.1%
CSX Corp.	177,933	6,105
J.B. Hunt Transport Services, Inc.	46,420	3,969
Kansas City Southern	5,600	649
Norfolk Southern Corp.	19,508	2,129
		12,852
Trading Companies & Distributors - 0.5%
Watsco, Inc.	28,064	3,290
TOTAL INDUSTRIALS		78,640
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 3.0%
Cisco Systems, Inc.	351,371	10,369
QUALCOMM, Inc.	113,013	8,195
		18,564
Internet Software & Services - 3.1%
Google, Inc.:
Class A (a)	14,858	8,360
Class C (a)	12,858	7,180
Yahoo!, Inc. (a)	79,292	3,511
		19,051
IT Services - 5.6%
Amadeus IT Holding SA Class A	1,700	70
Cognizant Technology Solutions Corp. Class A (a)	50,920	3,182
Fidelity National Information Services, Inc.	19,438	1,314
IBM Corp.	30,000	4,858
Leidos Holdings, Inc.	4,500	203
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	74,690	$ 6,732
Paychex, Inc.	162,709	8,109
The Western Union Co.	82,961	1,619
Unisys Corp. (a)	28,000	634
Visa, Inc. Class A	26,735	7,253
		33,974
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	83,693	2,097
Broadcom Corp. Class A	92,736	4,194
Maxim Integrated Products, Inc.	34,900	1,200
Xilinx, Inc.	4,100	174
		7,665
Software - 3.2%
Intuit, Inc.	800	78
Microsoft Corp.	405,173	17,767
Oracle Corp.	44,684	1,958
		19,803
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	177,078	22,747
First Data Holdings, Inc. Class B (h)	400,570	1,594
		24,341
TOTAL INFORMATION TECHNOLOGY		123,398
MATERIALS - 3.7%
Chemicals - 3.1%
Airgas, Inc.	32,352	3,792
Balchem Corp.	4,000	236
E.I. du Pont de Nemours & Co.	26,831	2,089
FMC Corp.	30,529	1,936
LyondellBasell Industries NV Class A	6,200	533
Methanex Corp.	16,600	903
Monsanto Co.	48,101	5,793
Potash Corp. of Saskatchewan, Inc.	24,400	875
Syngenta AG (Switzerland)	7,122	2,517
Tronox Ltd. Class A	19,551	423
		19,097
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	128,400	$ 2,777
Reliance Steel & Aluminum Co.	8,200	467
		3,244
Paper & Forest Products - 0.1%
Domtar Corp.	9,100	411
TOTAL MATERIALS		22,752
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
TDC A/S	47,700	377
Verizon Communications, Inc.	208,209	10,296
		10,673
TOTAL COMMON STOCKS (Cost $460,096)		602,158
Convertible Preferred Stocks - 0.8%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (h)	5,350	43
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. 3.00%	14,654	4,740
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,156)		4,783
Convertible Bonds - 0.2%
		Principal Amount (000s) (d)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17		$ 772	663
Peabody Energy Corp. 4.75% 12/15/41		590	274
			937
Convertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 9/15/19 (f)		$ 400	$ 389
TOTAL CONVERTIBLE BONDS (Cost $1,583)			1,326
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $353)	EUR	230	273
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	2,021,253	2,021
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	19,802,959	19,803
TOTAL MONEY MARKET FUNDS (Cost $21,824)		21,824
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $488,012)		630,364
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(19,572)
NET ASSETS - 100%		$ 610,792
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,808,000 or 0.3% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,637,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Data Holdings, Inc. Class B	6/26/14	$ 1,602
NJOY, Inc. Series D	2/14/14	$ 91
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1
Fidelity Securities Lending Cash Central Fund	24
Total	$ 25
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 64,105	$ 64,062	$ -	$ 43
Consumer Staples	65,784	62,342	3,442	-
Energy	55,453	50,398	5,055	-
Financials	126,906	126,906	-	-
Health Care	59,230	59,230	-	-
Industrials	78,640	78,640	-	-
Information Technology	123,398	121,804	-	1,594
Materials	22,752	20,235	2,517	-
Telecommunication Services	10,673	10,673	-	-
Corporate Bonds	1,326	-	1,326	-
Preferred Securities	273	-	273	-
Money Market Funds	21,824	21,824	-	-
Total Investments in Securities:	$ 630,364	$ 616,114	$ 12,613	$ 1,637
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $491,420,000. Net unrealized appreciation aggregated $138,944,000, of which $153,926,000 related to appreciated investment securities and $14,982,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Growth
Opportunities Fund

February 28, 2015

1.797926.111

GO-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.2%
Auto Components - 0.2%
Tenneco, Inc. (a)	121,700	$ 7,088
Automobiles - 0.3%
Tesla Motors, Inc. (a)(d)	62,500	12,709
Hotels, Restaurants & Leisure - 2.8%
Arcos Dorados Holdings, Inc. Class A (d)	222,600	1,169
Buffalo Wild Wings, Inc. (a)	64,200	12,270
Chipotle Mexican Grill, Inc. (a)	24,300	16,159
Chuy's Holdings, Inc. (a)	144,000	3,236
Dunkin' Brands Group, Inc.	221,400	10,375
Las Vegas Sands Corp.	133,992	7,624
McDonald's Corp.	135,600	13,411
Panera Bread Co. Class A (a)	62,200	10,041
Starbucks Corp.	315,500	29,495
Starwood Hotels & Resorts Worldwide, Inc.	61,200	4,916
		108,696
Household Durables - 0.5%
Lennar Corp. Class A	209,600	10,524
Toll Brothers, Inc. (a)	140,600	5,386
Tupperware Brands Corp.	54,600	3,898
		19,808
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	141,300	53,717
Priceline Group, Inc. (a)	13,500	16,706
		70,423
Media - 3.9%
AMC Networks, Inc. Class A (a)	186,300	13,417
Comcast Corp. Class A	1,116,000	66,268
Eros International PLC (a)	35,000	594
IMAX Corp. (a)	434,100	15,180
Liberty Global PLC Class A (a)	77,400	4,184
Lions Gate Entertainment Corp. (d)	241,100	7,857
The Walt Disney Co.	253,900	26,426
Twenty-First Century Fox, Inc. Class A	432,200	15,127
		149,053
Multiline Retail - 0.1%
Target Corp.	41,700	3,204
Specialty Retail - 2.8%
Abercrombie & Fitch Co. Class A	117,300	2,902
Bed Bath & Beyond, Inc. (a)	64,700	4,831
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
CarMax, Inc. (a)	209,700	$ 14,073
DSW, Inc. Class A	133,800	5,043
Five Below, Inc. (a)(d)	120,500	3,824
GNC Holdings, Inc.	143,100	6,882
Home Depot, Inc.	277,200	31,809
Lumber Liquidators Holdings, Inc. (a)(d)	395,200	20,495
TJX Companies, Inc.	248,600	17,064
		106,923
Textiles, Apparel & Luxury Goods - 3.8%
Deckers Outdoor Corp. (a)	129,900	9,644
Fossil Group, Inc. (a)	147,100	12,652
Kate Spade & Co. (a)	207,100	7,135
lululemon athletica, Inc. (a)(d)	921,716	63,082
Michael Kors Holdings Ltd. (a)	213,800	14,412
NIKE, Inc. Class B	154,700	15,024
Prada SpA	454,000	2,731
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	235,000	16,013
Under Armour, Inc. Class A (sub. vtg.) (a)	97,200	7,485
		148,178
TOTAL CONSUMER DISCRETIONARY		626,082
CONSUMER STAPLES - 9.4%
Beverages - 1.8%
Monster Beverage Corp. (a)	143,100	20,194
PepsiCo, Inc.	178,300	17,648
SABMiller PLC	94,700	5,373
The Coca-Cola Co.	640,800	27,747
		70,962
Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	263,300	38,695
CVS Health Corp.	277,800	28,855
Wal-Mart Stores, Inc.	32,880	2,760
Walgreens Boots Alliance, Inc.	298,500	24,799
Whole Foods Market, Inc.	209,900	11,857
		106,966
Food Products - 2.0%
Bunge Ltd.	63,200	5,168
Keurig Green Mountain, Inc.	439,200	56,033
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Mead Johnson Nutrition Co. Class A	102,900	$ 10,780
Mondelez International, Inc.	125,000	4,617
		76,598
Household Products - 0.7%
Procter & Gamble Co.	206,000	17,537
Svenska Cellulosa AB (SCA) (B Shares)	334,800	8,329
		25,866
Personal Products - 0.1%
Avon Products, Inc. (d)	100,242	853
Herbalife Ltd.	177,900	5,517
		6,370
Tobacco - 2.0%
Altria Group, Inc.	768,500	43,259
Lorillard, Inc.	186,200	12,740
Philip Morris International, Inc.	241,450	20,031
		76,030
TOTAL CONSUMER STAPLES		362,792
ENERGY - 3.1%
Energy Equipment & Services - 1.1%
FMC Technologies, Inc. (a)	95,840	3,827
Halliburton Co.	118,300	5,080
National Oilwell Varco, Inc.	83,988	4,565
Schlumberger Ltd.	351,900	29,616
		43,088
Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Corp.	78,500	6,612
Cabot Oil & Gas Corp.	386,200	11,200
Chesapeake Energy Corp.	165,264	2,757
Concho Resources, Inc. (a)	69,800	7,603
Continental Resources, Inc. (a)	175,600	7,812
EOG Resources, Inc.	41,200	3,696
Golar LNG Ltd.	28,700	890
Hess Corp.	124,200	9,325
Noble Energy, Inc.	105,400	4,978
Occidental Petroleum Corp.	166,300	12,951
PDC Energy, Inc. (a)	48,700	2,517
Peabody Energy Corp.	118,100	933
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co.	27,400	$ 4,179
Range Resources Corp.	16,300	808
Southwestern Energy Co. (a)	85,000	2,132
		78,393
TOTAL ENERGY		121,481
FINANCIALS - 3.4%
Banks - 1.1%
Bank of America Corp.	297,800	4,708
Citigroup, Inc.	105,700	5,541
HDFC Bank Ltd. sponsored ADR	155,000	9,612
JPMorgan Chase & Co.	200,900	12,311
Signature Bank (a)	31,800	3,923
Wells Fargo & Co.	125,000	6,849
		42,944
Capital Markets - 0.7%
BlackRock, Inc. Class A	10,400	3,863
Charles Schwab Corp.	471,800	13,843
Goldman Sachs Group, Inc.	24,591	4,667
T. Rowe Price Group, Inc.	30,300	2,503
		24,876
Consumer Finance - 1.5%
American Express Co.	500,200	40,811
Discover Financial Services	288,633	17,601
		58,412
Diversified Financial Services - 0.1%
BM&F BOVESPA SA	765,958	2,709
Real Estate Management & Development - 0.0%
The St. Joe Co. (a)	100,400	1,706
TOTAL FINANCIALS		130,647
HEALTH CARE - 21.1%
Biotechnology - 17.5%
ACADIA Pharmaceuticals, Inc. (a)	194,600	7,389
Agios Pharmaceuticals, Inc. (a)	80,000	8,582
Alexion Pharmaceuticals, Inc. (a)	52,300	9,433
Alkermes PLC (a)	1,241,000	87,180
Alnylam Pharmaceuticals, Inc. (a)	226,100	22,956
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc.	228,800	$ 36,086
Asterias Biotherapeutics, Inc. (a)	50,950	203
Avalanche Biotechnologies, Inc. (a)	13,500	488
Biogen Idec, Inc. (a)	55,400	22,691
BioTime, Inc. warrants 10/1/18 (a)	62,345	74
bluebird bio, Inc. (a)	116,600	11,114
Celgene Corp. (a)	110,470	13,425
Celldex Therapeutics, Inc. (a)	215,700	5,509
Cepheid, Inc. (a)	136,353	7,750
Exelixis, Inc. (a)(d)	2,248,911	6,589
Geron Corp. (a)	1,222,800	3,693
Gilead Sciences, Inc. (a)	529,300	54,798
ImmunoGen, Inc. (a)(d)	972,851	7,394
Immunomedics, Inc. (a)(d)	1,354,187	5,525
Insmed, Inc. (a)	330,600	6,129
Intercept Pharmaceuticals, Inc. (a)	8,535	1,889
Ironwood Pharmaceuticals, Inc. Class A (a)	227,500	3,515
Isis Pharmaceuticals, Inc. (a)(d)	1,259,953	86,382
Lexicon Pharmaceuticals, Inc. (a)	8,518,904	8,008
Merrimack Pharmaceuticals, Inc. (a)	591,500	6,341
Ophthotech Corp. (a)	70,500	3,788
Prothena Corp. PLC (a)	117,602	3,126
Receptos, Inc. (a)	100,900	12,778
Regeneron Pharmaceuticals, Inc. (a)	326,500	135,119
Regulus Therapeutics, Inc. (a)(d)	337,200	6,245
Rigel Pharmaceuticals, Inc. (a)	690,248	2,064
Seattle Genetics, Inc. (a)(d)	1,665,767	60,384
Spark Therapeutics, Inc.	3,500	202
TG Therapeutics, Inc. (a)(d)	516,900	7,500
Transition Therapeutics, Inc. (a)	1,007,397	6,891
uniQure B.V.	4,600	107
Vertex Pharmaceuticals, Inc. (a)	68,690	8,204
XOMA Corp. (a)	1,576,700	5,818
		675,369
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories	89,300	4,230
Baxter International, Inc.	38,900	2,690
Cyberonics, Inc. (a)	34,100	2,336
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Insulet Corp. (a)	138,600	$ 4,398
Zeltiq Aesthetics, Inc. (a)	79,500	2,653
		16,307
Health Care Providers & Services - 0.7%
Accretive Health, Inc. (a)	596,000	3,636
BioScrip, Inc. (a)(d)	792,300	4,841
Express Scripts Holding Co. (a)	125,167	10,613
McKesson Corp.	32,600	7,456
		26,546
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	778,000	9,340
athenahealth, Inc. (a)(d)	91,300	11,601
Castlight Health, Inc. Class B (a)	87,869	641
		21,582
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	82,600	16,145
Pharmaceuticals - 1.5%
AbbVie, Inc.	156,200	9,450
AcelRx Pharmaceuticals, Inc. (a)(d)	758,117	6,717
Actavis PLC (a)	51,600	15,034
Allergan, Inc.	76,000	17,688
Johnson & Johnson	37,800	3,875
Mylan N.V. (a)	77,900	4,466
		57,230
TOTAL HEALTH CARE		813,179
INDUSTRIALS - 7.1%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	125,800	12,930
The Boeing Co.	77,000	11,615
		24,545
Air Freight & Logistics - 0.7%
FedEx Corp.	76,400	13,521
United Parcel Service, Inc. Class B	116,600	11,862
		25,383
Airlines - 2.4%
American Airlines Group, Inc.	245,600	11,764
Delta Air Lines, Inc.	153,500	6,834
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	526,300	$ 22,757
Spirit Airlines, Inc. (a)	306,100	23,808
United Continental Holdings, Inc. (a)	420,800	27,428
		92,591
Industrial Conglomerates - 1.0%
3M Co.	69,100	11,654
Danaher Corp.	245,600	21,436
General Electric Co.	222,900	5,793
		38,883
Machinery - 0.3%
Caterpillar, Inc.	72,100	5,977
Cummins, Inc.	29,400	4,182
		10,159
Road & Rail - 2.1%
CSX Corp.	90,200	3,095
Genesee & Wyoming, Inc. Class A (a)	21,300	2,196
Hertz Global Holdings, Inc. (a)	763,400	17,612
J.B. Hunt Transport Services, Inc.	109,300	9,345
Kansas City Southern	13,600	1,575
Union Pacific Corp.	398,800	47,960
		81,783
TOTAL INDUSTRIALS		273,344
INFORMATION TECHNOLOGY - 35.6%
Communications Equipment - 1.5%
Infinera Corp. (a)	1,082,781	18,461
QUALCOMM, Inc.	550,265	39,900
		58,361
Electronic Equipment & Components - 0.5%
IPG Photonics Corp. (a)(d)	99,700	9,561
Trimble Navigation Ltd. (a)	401,400	10,493
		20,054
Internet Software & Services - 9.0%
Akamai Technologies, Inc. (a)	184,900	12,852
Alibaba Group Holding Ltd. sponsored ADR	114,000	9,704
Baidu.com, Inc. sponsored ADR (a)	10,100	2,058
Cornerstone OnDemand, Inc. (a)	262,700	8,397
eBay, Inc. (a)	315,000	18,242
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Facebook, Inc. Class A (a)	1,017,641	$ 80,363
Google, Inc.:
Class A (a)	157,465	88,595
Class C (a)	158,665	88,599
LinkedIn Corp. (a)	18,800	5,023
Opower, Inc.	36,700	551
Qihoo 360 Technology Co. Ltd. ADR (a)(d)	77,900	3,562
Rackspace Hosting, Inc. (a)	133,802	6,646
Tencent Holdings Ltd.	313,300	5,466
Twitter, Inc. (a)	128,800	6,193
Web.com Group, Inc. (a)	469,200	8,375
Wix.com Ltd. (a)	79,900	1,465
		346,091
IT Services - 3.7%
Cognizant Technology Solutions Corp. Class A (a)	145,432	9,087
IBM Corp.	117,900	19,093
MasterCard, Inc. Class A	522,000	47,048
Visa, Inc. Class A	243,600	66,091
		141,319
Semiconductors & Semiconductor Equipment - 4.7%
Applied Materials, Inc.	211,300	5,293
Applied Micro Circuits Corp. (a)	1,394,600	7,587
Broadcom Corp. Class A	152,300	6,889
Cavium, Inc. (a)	74,300	5,089
Cree, Inc. (a)(d)	782,900	30,737
Cypress Semiconductor Corp. (d)	1,344,866	19,837
First Solar, Inc. (a)	122,600	7,325
Intel Corp.	101,900	3,388
Mellanox Technologies Ltd. (a)	198,600	9,461
Micron Technology, Inc. (a)	230,500	7,069
NVIDIA Corp.	1,758,930	38,802
Rambus, Inc. (a)	1,003,600	12,043
Silicon Laboratories, Inc. (a)	474,900	24,049
Xilinx, Inc.	60,800	2,576
		180,145
Software - 9.4%
Adobe Systems, Inc. (a)	131,200	10,378
Citrix Systems, Inc. (a)	35,500	2,260
Interactive Intelligence Group, Inc. (a)	206,600	8,768
Intuit, Inc.	114,100	11,140
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	1,564,600	$ 68,608
NetSuite, Inc. (a)	133,800	12,901
Oracle Corp.	338,200	14,820
Qlik Technologies, Inc. (a)	237,774	7,713
Red Hat, Inc. (a)	534,930	36,974
salesforce.com, Inc. (a)	2,357,200	163,543
ServiceNow, Inc. (a)	138,600	10,570
Splunk, Inc. (a)	41,100	2,764
TiVo, Inc. (a)	262,000	2,929
VMware, Inc. Class A (a)	28,700	2,442
Workday, Inc. Class A (a)	62,300	5,327
		361,137
Technology Hardware, Storage & Peripherals - 6.8%
3D Systems Corp. (a)(d)	35,700	1,088
Apple, Inc.	1,943,406	249,645
Nimble Storage, Inc. (a)(d)	342,400	8,649
SanDisk Corp.	49,200	3,933
		263,315
TOTAL INFORMATION TECHNOLOGY		1,370,422
MATERIALS - 2.0%
Chemicals - 1.5%
E.I. du Pont de Nemours & Co.	101,600	7,910
Monsanto Co.	358,000	43,114
The Mosaic Co.	99,500	5,299
		56,323
Construction Materials - 0.1%
Caesarstone Sdot-Yam Ltd.	36,100	2,361
Containers & Packaging - 0.4%
Rock-Tenn Co. Class A	92,300	6,335
Sealed Air Corp.	222,200	10,472
		16,807
TOTAL MATERIALS		75,491
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	96,700	$ 5,208
Verizon Communications, Inc.	178,400	8,822
		14,030
Wireless Telecommunication Services - 0.3%
RingCentral, Inc. (a)	395,100	6,231
T-Mobile U.S., Inc. (a)	194,200	6,414
		12,645
TOTAL TELECOMMUNICATION SERVICES		26,675
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	150,100	3,599
Ormat Technologies, Inc. (d)	61,200	2,087
		5,686
TOTAL COMMON STOCKS (Cost $2,272,966)		3,805,799
Convertible Preferred Stocks - 0.5%

FINANCIALS - 0.1%
Real Estate Management & Development - 0.1%
Redfin Corp. Series G (e)	1,081,736	3,567
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
aTyr Pharma, Inc. Series D 8.00% (a)(e)	638,618	1,615
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.2%
Uber Technologies, Inc. Series D, 8.00% (e)	221,104	7,367
Software - 0.1%
Cloudera, Inc. Series F (e)	41,786	918
MongoDB, Inc. Series F, 8.00% (a)(e)	515,124	4,636
		5,554
TOTAL INFORMATION TECHNOLOGY		12,921
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,835)		18,103
Money Market Funds - 3.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	39,020,747	$ 39,021
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	103,276,428	103,276
TOTAL MONEY MARKET FUNDS (Cost $142,297)		142,297
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $2,433,098)		3,966,199
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(112,534)
NET ASSETS - 100%		$ 3,853,665
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,103,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
aTyr Pharma, Inc. 8.00%	4/8/13	$ 1,615
Cloudera, Inc. Series F	2/5/14	$ 608
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 8,615
Redfin Corp. Series G	12/16/14	$ 3,567
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 3,430
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 8
Fidelity Securities Lending Cash Central Fund	146
Total	$ 154
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 626,082	$ 626,082	$ -	$ -
Consumer Staples	362,792	362,792	-	-
Energy	121,481	121,481	-	-
Financials	134,214	130,647	-	3,567
Health Care	814,794	808,713	4,466	1,615
Industrials	273,344	273,344	-	-
Information Technology	1,383,343	1,364,956	5,466	12,921
Materials	75,491	75,491	-	-
Telecommunication Services	26,675	26,675	-	-
Utilities	5,686	5,686	-	-
Money Market Funds	142,297	142,297	-	-
Total Investments in Securities:	$ 3,966,199	$ 3,938,164	$ 9,932	$ 18,103
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $2,434,890,000. Net unrealized appreciation aggregated $1,531,309,000, of which $1,679,827,000 related to appreciated investment securities and $148,518,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Large Cap Fund

February 28, 2015

1.797927.111

LC-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.2%
BorgWarner, Inc.	40,200	$ 2,470,692
Automobiles - 0.1%
General Motors Co.	33,600	1,253,616
Diversified Consumer Services - 0.3%
H&R Block, Inc.	111,617	3,811,721
Hotels, Restaurants & Leisure - 1.2%
Darden Restaurants, Inc.	21,900	1,401,600
Interval Leisure Group, Inc.	29,800	804,600
Las Vegas Sands Corp.	52,600	2,992,940
Yum! Brands, Inc.	136,338	11,058,375
		16,257,515
Household Durables - 0.3%
KB Home	96,600	1,347,570
Taylor Morrison Home Corp. (a)	113,300	2,184,424
		3,531,994
Internet & Catalog Retail - 0.2%
Priceline Group, Inc. (a)	2,500	3,093,700
Leisure Products - 0.1%
NJOY, Inc. (e)	115,947	935,692
Vista Outdoor, Inc. (a)	8,900	388,574
		1,324,266
Media - 4.2%
Comcast Corp. Class A (special) (non-vtg.)	416,437	24,546,879
Liberty Global PLC Class A (a)	46,300	2,502,978
Sinclair Broadcast Group, Inc. Class A (d)	135,100	3,709,846
Starz Series A (a)	103,400	3,437,016
Time Warner, Inc.	192,259	15,738,322
Viacom, Inc. Class B (non-vtg.)	93,500	6,539,390
		56,474,431
Multiline Retail - 2.2%
Target Corp.	395,740	30,404,704
Specialty Retail - 1.6%
Lowe's Companies, Inc.	249,279	18,469,081
Sally Beauty Holdings, Inc. (a)	101,000	3,385,520
		21,854,601
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd. (a)	18,900	$ 1,274,049
TOTAL CONSUMER DISCRETIONARY		141,751,289
CONSUMER STAPLES - 9.2%
Beverages - 2.6%
Diageo PLC	248,911	7,429,803
Monster Beverage Corp. (a)	17,564	2,478,632
PepsiCo, Inc.	46,440	4,596,631
SABMiller PLC	81,800	4,641,045
The Coca-Cola Co.	361,075	15,634,548
		34,780,659
Food & Staples Retailing - 1.1%
CVS Health Corp.	70,511	7,323,978
Tesco PLC	236,900	896,782
Walgreens Boots Alliance, Inc.	79,755	6,626,045
		14,846,805
Food Products - 0.2%
Kellogg Co.	52,017	3,354,056
Household Products - 1.7%
Procter & Gamble Co.	263,552	22,436,182
Tobacco - 3.6%
British American Tobacco PLC sponsored ADR	124,131	14,457,538
Lorillard, Inc.	236,044	16,150,130
Philip Morris International, Inc.	137,729	11,425,998
Reynolds American, Inc.	98,200	7,425,884
		49,459,550
TOTAL CONSUMER STAPLES		124,877,252
ENERGY - 9.1%
Energy Equipment & Services - 1.5%
Ensco PLC Class A	143,150	3,502,881
Halliburton Co.	34,300	1,472,842
Helmerich & Payne, Inc.	15,800	1,059,548
National Oilwell Varco, Inc.	56,832	3,088,819
Oceaneering International, Inc.	98,700	5,382,111
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	55,105	$ 4,637,637
U.S. Silica Holdings, Inc. (d)	40,000	1,296,400
		20,440,238
Oil, Gas & Consumable Fuels - 7.6%
Amyris, Inc. (a)(d)	653,734	1,765,082
Anadarko Petroleum Corp.	25,300	2,131,019
Apache Corp.	166,110	10,936,682
BG Group PLC	869,693	12,804,203
Cabot Oil & Gas Corp.	105,300	3,053,700
Chevron Corp.	200,107	21,347,415
Cobalt International Energy, Inc. (a)	377,305	3,863,603
Imperial Oil Ltd.	202,300	7,806,537
Kinder Morgan, Inc.	72,900	2,989,629
Legacy Reserves LP	33,300	382,950
Markwest Energy Partners LP	74,800	4,858,260
Noble Energy, Inc.	27,300	1,289,379
Peabody Energy Corp. (d)	189,232	1,494,933
Suncor Energy, Inc. (d)	666,900	20,021,404
The Williams Companies, Inc.	173,025	8,485,146
		103,229,942
TOTAL ENERGY		123,670,180
FINANCIALS - 20.0%
Banks - 12.2%
Bank of America Corp.	1,913,000	30,244,530
Citigroup, Inc.	587,397	30,791,351
Comerica, Inc.	65,600	3,003,168
Fifth Third Bancorp	81,600	1,579,776
JPMorgan Chase & Co.	884,873	54,225,016
PNC Financial Services Group, Inc.	43,785	4,026,469
Regions Financial Corp.	245,400	2,358,294
Standard Chartered PLC (United Kingdom)	477,010	7,298,040
SunTrust Banks, Inc.	291,408	11,947,728
U.S. Bancorp	184,665	8,237,906
Wells Fargo & Co.	215,594	11,812,395
		165,524,673
Capital Markets - 4.4%
BlackRock, Inc. Class A	3,500	1,299,970
Charles Schwab Corp.	301,753	8,853,433
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
E*TRADE Financial Corp. (a)	119,600	$ 3,113,786
Goldman Sachs Group, Inc.	5,800	1,100,782
KKR & Co. LP	135,536	3,096,998
Morgan Stanley	327,643	11,726,343
Northern Trust Corp.	96,886	6,765,549
State Street Corp.	252,658	18,810,388
The Blackstone Group LP	131,000	4,907,260
		59,674,509
Diversified Financial Services - 0.7%
IntercontinentalExchange Group, Inc.	10,200	2,400,672
KKR Renaissance Co-Invest LP unit (a)(e)	29,500	7,417,775
		9,818,447
Insurance - 1.6%
American International Group, Inc.	147,007	8,133,897
Genworth Financial, Inc. Class A (a)	208,301	1,614,333
MetLife, Inc.	197,485	10,038,163
Principal Financial Group, Inc.	28,600	1,463,462
		21,249,855
Real Estate Management & Development - 0.2%
Realogy Holdings Corp. (a)	55,500	2,553,000
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp. (a)	254,092	2,319,860
Radian Group, Inc. (d)	606,968	9,596,164
		11,916,024
TOTAL FINANCIALS		270,736,508
HEALTH CARE - 12.1%
Biotechnology - 2.9%
Alnylam Pharmaceuticals, Inc. (a)	11,400	1,157,442
Amgen, Inc.	95,047	14,990,813
BioCryst Pharmaceuticals, Inc. (a)	112,404	1,146,521
Biogen Idec, Inc. (a)	8,100	3,317,679
Celldex Therapeutics, Inc. (a)	5,100	130,254
Clovis Oncology, Inc. (a)(d)	71,400	5,459,244
Discovery Laboratories, Inc. (a)	482,500	776,825
Insmed, Inc. (a)	27,564	511,037
Intercept Pharmaceuticals, Inc. (a)	38,831	8,596,018
MEI Pharma, Inc. (a)	372,003	2,191,098
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Synageva BioPharma Corp. (a)	8,594	$ 848,486
XOMA Corp. (a)	130,907	483,047
		39,608,464
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	75,525	3,577,619
Alere, Inc. (a)	336,568	15,303,747
Boston Scientific Corp. (a)	957,686	16,184,893
Medtronic PLC	34,600	2,684,614
Neovasc, Inc. (a)	19,300	191,070
St. Jude Medical, Inc.	38,200	2,547,176
Zimmer Holdings, Inc.	29,100	3,503,349
		43,992,468
Health Care Providers & Services - 2.1%
Catamaran Corp. (a)	38,500	1,922,074
China Cord Blood Corp. (a)	119,400	595,806
Community Health Systems, Inc. (a)	39,500	1,916,540
Express Scripts Holding Co. (a)	133,010	11,277,918
McKesson Corp.	55,496	12,691,935
		28,404,273
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	5,200	37,908
Pharmaceuticals - 3.8%
Actavis PLC (a)	25,029	7,292,449
GlaxoSmithKline PLC sponsored ADR	362,339	17,182,115
Jazz Pharmaceuticals PLC (a)	20,607	3,505,045
Johnson & Johnson	66,163	6,782,369
Novartis AG sponsored ADR	12,811	1,311,846
Teva Pharmaceutical Industries Ltd. sponsored ADR	192,291	10,964,433
TherapeuticsMD, Inc. (a)	213,600	1,082,952
Theravance, Inc.	105,800	1,910,748
XenoPort, Inc. (a)	147,496	1,010,348
		51,042,305
TOTAL HEALTH CARE		163,085,418
INDUSTRIALS - 11.7%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	18,380	1,889,096
KEYW Holding Corp. (a)(d)	135,382	1,181,885
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Meggitt PLC	127,300	$ 1,071,100
Rolls-Royce Group PLC	173,300	2,539,042
The Boeing Co.	83,763	12,635,649
United Technologies Corp.	48,972	5,970,177
		25,286,949
Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc. (d)	28,058	2,084,709
FedEx Corp.	50,200	8,884,396
Hub Group, Inc. Class A (a)	54,600	2,204,202
United Parcel Service, Inc. Class B	126,775	12,896,821
		26,070,128
Building Products - 0.1%
Advanced Drain Systems, Inc. Del	2,500	67,875
Lennox International, Inc.	14,100	1,470,066
		1,537,941
Commercial Services & Supplies - 0.6%
ADT Corp. (d)	202,600	7,945,972
Electrical Equipment - 0.5%
AMETEK, Inc.	40,030	2,127,194
Hubbell, Inc. Class B	26,782	3,047,792
OSRAM Licht AG	18,580	852,054
Vestas Wind Systems A/S	27,100	1,142,374
		7,169,414
Industrial Conglomerates - 3.1%
Danaher Corp.	46,708	4,076,674
General Electric Co.	1,460,044	37,946,544
		42,023,218
Machinery - 1.0%
Deere & Co.	56,300	5,100,780
Ingersoll-Rand PLC	43,383	2,914,904
Joy Global, Inc. (d)	45,100	1,998,832
Manitowoc Co., Inc.	30,400	672,752
Rexnord Corp. (a)	12,300	339,111
Valmont Industries, Inc.	17,396	2,168,411
WABCO Holdings, Inc. (a)	4,400	514,052
		13,708,842
Professional Services - 0.6%
Acacia Research Corp.	230,937	2,895,950
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Exova Group Ltd. PLC (a)	90,500	205,386
Verisk Analytics, Inc. (a)	67,900	4,875,899
		7,977,235
Road & Rail - 1.8%
CSX Corp.	395,501	13,569,639
J.B. Hunt Transport Services, Inc.	56,900	4,864,950
Kansas City Southern	18,500	2,143,040
Norfolk Southern Corp.	36,558	3,990,671
		24,568,300
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	92,600	2,732,163
TOTAL INDUSTRIALS		159,020,162
INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 3.0%
Cisco Systems, Inc.	760,954	22,455,753
QUALCOMM, Inc.	243,450	17,652,560
		40,108,313
Internet Software & Services - 4.1%
Cornerstone OnDemand, Inc. (a)	62,400	1,994,616
Google, Inc.:
Class A (a)	36,856	20,736,291
Class C (a)	30,256	16,894,950
Twitter, Inc. (a)	91,400	4,394,512
Yahoo!, Inc. (a)	263,834	11,682,570
		55,702,939
IT Services - 5.2%
Cognizant Technology Solutions Corp. Class A (a)	151,384	9,459,229
Fidelity National Information Services, Inc.	39,424	2,664,668
IBM Corp.	64,581	10,458,247
MasterCard, Inc. Class A	176,600	15,916,958
Paychex, Inc.	190,422	9,489,680
The Western Union Co.	90,312	1,762,890
Unisys Corp. (a)	171,962	3,893,220
Visa, Inc. Class A	59,180	16,056,126
		69,701,018
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	173,529	$ 4,346,901
Broadcom Corp. Class A	335,525	15,175,796
		19,522,697
Software - 4.0%
Adobe Systems, Inc. (a)	60,410	4,778,431
Autodesk, Inc. (a)	63,981	4,110,139
Intuit, Inc.	1,400	136,682
Microsoft Corp.	716,654	31,425,278
Oracle Corp.	163,050	7,144,851
Parametric Technology Corp. (a)	62,082	2,151,452
salesforce.com, Inc. (a)	54,650	3,791,617
		53,538,450
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	388,221	49,870,870
First Data Holdings, Inc. Class B (e)	649,981	2,586,924
Samsung Electronics Co. Ltd.	665	819,541
		53,277,335
TOTAL INFORMATION TECHNOLOGY		291,850,752
MATERIALS - 3.2%
Chemicals - 2.6%
Airgas, Inc.	55,937	6,556,935
Balchem Corp.	12,700	748,284
E.I. du Pont de Nemours & Co.	41,915	3,263,083
FMC Corp.	70,300	4,457,723
Intrepid Potash, Inc. (a)(d)	67,460	952,535
LyondellBasell Industries NV Class A	5,900	506,869
Monsanto Co.	103,217	12,430,423
Potash Corp. of Saskatchewan, Inc.	51,600	1,851,260
Syngenta AG (Switzerland)	10,161	3,590,681
		34,357,793
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	21,500	1,475,760
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	315,100	6,815,613
TOTAL MATERIALS		42,649,166
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	410,594	$ 20,303,873
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	58,300	1,624,821
TOTAL COMMON STOCKS (Cost $1,099,587,544)		1,339,569,421
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series C (a)(e) (Cost $271,645)	33,607	271,208
Convertible Bonds - 0.0%
Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $605,000)	$ 605,000	519,483
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	13,778,814	13,778,814
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	39,602,129	39,602,129
TOTAL MONEY MARKET FUNDS (Cost $53,380,943)		53,380,943
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,153,845,132)		1,393,741,055
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(40,409,065)
NET ASSETS - 100%		$ 1,353,331,990
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,211,599 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 2,599,924
KKR Renaissance Co-Invest LP unit	7/25/13	$ 3,112,250
NJOY, Inc.	9/11/13 - 10/24/13	$ 936,852
NJOY, Inc. Series C	6/7/13	$ 271,645
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,813
Fidelity Securities Lending Cash Central Fund	64,370
Total	$ 73,183
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 142,022,497	$ 140,815,597	$ -	$ 1,206,900
Consumer Staples	124,877,252	116,550,667	8,326,585	-
Energy	123,670,180	110,865,977	12,804,203	-
Financials	270,736,508	263,318,733	-	7,417,775
Health Care	163,085,418	163,085,418	-	-
Industrials	159,020,162	159,020,162	-	-
Information Technology	291,850,752	289,263,828	-	2,586,924
Materials	42,649,166	39,058,485	3,590,681	-
Telecommunication Services	20,303,873	20,303,873	-	-
Utilities	1,624,821	1,624,821	-	-
Corporate Bonds	519,483	-	519,483	-
Money Market Funds	53,380,943	53,380,943	-	-
Total Investments in Securities:	$ 1,393,741,055	$ 1,357,288,504	$ 25,240,952	$ 11,211,599
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $1,157,504,556. Net unrealized appreciation aggregated $236,236,499, of which $275,951,352 related to appreciated investment securities and $39,714,853 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Small Cap Fund

February 28, 2015

1.797929.111

ASCF-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.8%
Diversified Consumer Services - 1.1%
Meiko Network Japan Co. Ltd. (f)	1,577,900	$ 16,105
Tsukada Global Holdings, Inc. (e)(f)	2,800,000	18,561
		34,666
Household Durables - 1.5%
Iida Group Holdings Co. Ltd.	1,100,000	15,237
Tupperware Brands Corp.	440,000	31,416
		46,653
Leisure Products - 0.9%
Smith & Wesson Holding Corp. (a)(e)	2,000,000	27,060
Multiline Retail - 1.1%
Big Lots, Inc.	700,000	33,397
Specialty Retail - 8.1%
Aarons, Inc. Class A	1,072,000	31,956
Genesco, Inc. (a)	500,000	36,715
Jumbo SA	303,981	3,470
Office Depot, Inc. (a)	7,514,200	70,408
Sally Beauty Holdings, Inc. (a)	1,000,000	33,520
Select Comfort Corp. (a)	1,400,000	44,940
Staples, Inc.	1,700,000	28,501
		249,510
Textiles, Apparel & Luxury Goods - 1.1%
Fossil Group, Inc. (a)	400,000	34,404
TOTAL CONSUMER DISCRETIONARY		425,690
CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 2.3%
Ain Pharmaciez, Inc.	200,000	7,783
Sundrug Co. Ltd.	600,000	29,492
Tsuruha Holdings, Inc.	500,000	33,772
		71,047
ENERGY - 3.3%
Energy Equipment & Services - 0.9%
Cathedral Energy Services Ltd. (f)	3,141,600	5,529
Oil States International, Inc. (a)	320,000	13,914
Pason Systems, Inc.	500,000	7,331
		26,774
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.4%
Alliance Holdings GP, LP	300,000	$ 15,765
World Fuel Services Corp.	1,100,000	60,225
		75,990
TOTAL ENERGY		102,764
FINANCIALS - 21.2%
Banks - 4.6%
Bank of the Ozarks, Inc.	500,000	18,300
East West Bancorp, Inc.	1,000,000	39,950
First NBC Bank Holding Co. (a)	800,000	26,176
Investors Bancorp, Inc.	3,316,299	38,071
Wilshire Bancorp, Inc.	2,200,000	20,922
		143,419
Consumer Finance - 2.6%
EZCORP, Inc. (non-vtg.) Class A (a)(e)	1,765,700	18,434
PRA Group, Inc. (a)(e)	600,000	30,054
SLM Corp.	3,185,800	30,170
		78,658
Insurance - 7.7%
CNO Financial Group, Inc.	2,200,000	35,772
Enstar Group Ltd. (a)	150,000	20,865
HCC Insurance Holdings, Inc.	750,000	41,910
Primerica, Inc.	1,300,000	68,562
Reinsurance Group of America, Inc.	500,000	44,655
RenaissanceRe Holdings Ltd.	250,000	25,633
		237,397
Real Estate Investment Trusts - 3.5%
American Realty Capital Properties, Inc.	1,000,000	9,810
Corrections Corp. of America	1,150,000	45,874
EPR Properties	330,000	20,133
MFA Financial, Inc.	3,900,000	31,044
		106,861
Real Estate Management & Development - 0.5%
Relo Holdings Corp.	200,000	16,134
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 2.3%
BofI Holding, Inc. (a)(e)	700,000	$ 61,880
Meridian Bancorp, Inc. (a)	780,381	9,669
		71,549
TOTAL FINANCIALS		654,018
HEALTH CARE - 14.1%
Biotechnology - 1.7%
United Therapeutics Corp. (a)	350,000	54,268
Health Care Equipment & Supplies - 1.1%
The Cooper Companies, Inc.	200,000	32,794
Health Care Providers & Services - 8.2%
AmSurg Corp. (a)	713,000	42,851
Community Health Systems, Inc. (a)	1,500,000	72,780
Health Net, Inc. (a)	600,000	34,410
MEDNAX, Inc. (a)	300,000	21,441
Providence Service Corp. (a)	600,000	27,600
The Ensign Group, Inc.	1,200,000	52,884
		251,966
Life Sciences Tools & Services - 0.9%
VWR Corp. (e)	1,081,000	26,539
Pharmaceuticals - 2.2%
Jazz Pharmaceuticals PLC (a)	150,000	25,514
Phibro Animal Health Corp. Class A	701,400	25,440
Sawai Pharmaceutical Co. Ltd.	300,000	18,633
		69,587
TOTAL HEALTH CARE		435,154
INDUSTRIALS - 13.1%
Aerospace & Defense - 2.3%
Engility Holdings, Inc.	600,000	21,660
Moog, Inc. Class A (a)	400,000	30,184
Teledyne Technologies, Inc. (a)	200,000	20,166
		72,010
Commercial Services & Supplies - 4.9%
Deluxe Corp.	500,000	33,275
Mitie Group PLC	5,600,000	26,153
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
UniFirst Corp.	250,000	$ 29,708
West Corp.	1,800,000	61,470
		150,606
Machinery - 3.7%
Federal Signal Corp.	1,800,000	29,682
Hy-Lok Corp. (f)	700,000	18,023
Standex International Corp.	450,000	32,625
TriMas Corp. (a)	1,100,000	32,956
		113,286
Marine - 0.3%
SITC International Holdings Co. Ltd.	19,000,000	10,877
Professional Services - 0.6%
Benefit One, Inc.	1,500,000	17,680
Trading Companies & Distributors - 0.8%
Aceto Corp.	1,200,000	25,692
Transportation Infrastructure - 0.5%
Wesco Aircraft Holdings, Inc. (a)	1,000,000	15,010
TOTAL INDUSTRIALS		405,161
INFORMATION TECHNOLOGY - 19.5%
Electronic Equipment & Components - 6.1%
Belden, Inc.	400,000	35,512
CDW Corp.	1,800,000	67,734
SYNNEX Corp.	520,913	39,720
Zebra Technologies Corp. Class A (a)	500,000	45,525
		188,491
Internet Software & Services - 2.1%
Perficient, Inc. (a)	800,000	15,904
Stamps.com, Inc. (a)(f)	850,000	47,651
		63,555
IT Services - 7.5%
EPAM Systems, Inc. (a)	400,000	24,672
Genpact Ltd. (a)	1,300,000	28,886
Global Payments, Inc.	900,000	82,670
MoneyGram International, Inc. (a)	2,050,000	17,415
Syntel, Inc. (a)	700,000	34,580
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
VeriFone Systems, Inc. (a)	600,000	$ 21,114
WEX, Inc. (a)	200,000	21,398
		230,735
Software - 3.8%
NIIT Technologies Ltd. (a)(f)	3,800,000	25,117
Sword Group (f)	587,339	12,948
Verint Systems, Inc. (a)	620,000	37,743
Zensar Technologies Ltd. (f)	3,500,000	40,975
		116,783
TOTAL INFORMATION TECHNOLOGY		599,564
MATERIALS - 2.3%
Chemicals - 0.9%
PolyOne Corp.	700,000	27,818
Containers & Packaging - 1.4%
Sealed Air Corp.	900,000	42,417
TOTAL MATERIALS		70,235
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Amcom Telecommunications Ltd.	1,700,000	3,600
APT Satellite Holdings Ltd.	2,100,000	2,607
Asia Satellite Telecommunications Holdings Ltd.	800,000	2,898
iiNet Ltd.	500,000	2,563
		11,668
TOTAL COMMON STOCKS (Cost $1,980,483)		2,775,301
U.S. Treasury Obligations - 0.4%
		Principal Amount (000s) (d)
U.S. Treasury Bills, yield at date of purchase 0% to 0.03% 3/12/15 to 4/30/15 (i) (Cost $12,600)		$ 12,600	12,600
Preferred Securities - 0.5%
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $18,643)	EUR	12,000	$ 14,232
Money Market Funds - 10.1%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	278,033,028	278,033
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	35,315,525	35,316
TOTAL MONEY MARKET FUNDS (Cost $313,349)		313,349
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,325,075)		3,115,482
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(30,391)
NET ASSETS - 100%		$ 3,085,091
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,099 ICE Russell 2000 Index Contracts (United States)	March 2015	$ 258,513	$ 11,477

The face value of futures purchased as a percentage of net assets is 8.4%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,232,000 or 0.5% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,446,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 60
Fidelity Securities Lending Cash Central Fund	83
Total	$ 143
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cathedral Energy Services Ltd.	$ 8,984	$ -	$ -	$ 189	$ 5,529
Hy-Lok Corp.	19,901	-	-	212	18,023
Meiko Network Japan Co. Ltd.	16,216	-	-	203	16,105
NIIT Technologies Ltd.	23,245	-	-	-	25,117
Stamps.com, Inc.	40,163	-	-	-	47,651
Sword Group	12,905	-	-	-	12,948
The Ensign Group, Inc.	47,304	-	-	90	-
Tsukada Global Holdings, Inc.	17,524	-	-	105	18,561
Zensar Technologies Ltd.	33,225	-	-	255	40,975
Total	$ 219,467	$ -	$ -	$ 1,054	$ 184,909
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 425,690	$ 425,690	$ -	$ -
Consumer Staples	71,047	71,047	-	-
Energy	102,764	102,764	-	-
Financials	654,018	654,018	-	-
Health Care	435,154	435,154	-	-
Industrials	405,161	405,161	-	-
Information Technology	599,564	599,564	-	-
Materials	70,235	70,235	-	-
Telecommunication Services	11,668	11,668	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
U.S. Government and Government Agency Obligations	$ 12,600	$ -	$ 12,600	$ -
Preferred Securities	14,232	-	14,232	-
Money Market Funds	313,349	313,349	-	-
Total Investments in Securities:	$ 3,115,482	$ 3,088,650	$ 26,832	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 11,477	$ 11,477	$ -	$ -
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $2,325,075,000. Net unrealized appreciation aggregated $790,407,000, of which $913,326,000 related to appreciated investment securities and $122,919,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Stock Selector
Mid Cap Fund

February 28, 2015

1.797928.111

MC-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.4%
Tenneco, Inc. (a)	190,500	$ 11,095
Automobiles - 0.5%
Harley-Davidson, Inc.	211,700	13,458
Diversified Consumer Services - 1.7%
ServiceMaster Global Holdings, Inc.	1,280,700	44,299
Household Durables - 3.1%
Jarden Corp. (a)	739,672	39,254
NVR, Inc. (a)	17,400	23,177
Tupperware Brands Corp.	263,980	18,848
		81,279
Internet & Catalog Retail - 0.7%
Liberty Interactive Corp. Series A (a)	666,810	19,691
Leisure Products - 0.6%
Brunswick Corp.	278,800	15,122
Media - 4.0%
AMC Networks, Inc. Class A (a)	211,400	15,225
Discovery Communications, Inc. Class A (a)	600,800	19,406
Liberty Broadband Corp.:
Class A (a)	324,500	16,829
Class C (a)	64,900	3,379
Liberty Media Corp. Class A (a)	449,700	17,343
Starz Series A (a)	281,900	9,370
The Madison Square Garden Co. Class A (a)	307,100	24,061
		105,613
Multiline Retail - 0.7%
Dollar General Corp. (a)	252,540	18,339
Specialty Retail - 1.0%
Cabela's, Inc. Class A (a)(d)	197,500	10,752
Sally Beauty Holdings, Inc. (a)	450,620	15,105
		25,857
Textiles, Apparel & Luxury Goods - 0.7%
PVH Corp.	75,300	8,022
Ralph Lauren Corp.	78,100	10,732
		18,754
TOTAL CONSUMER DISCRETIONARY		353,507
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.6%
Beverages - 0.8%
Coca-Cola Enterprises, Inc.	237,900	$ 10,991
Dr. Pepper Snapple Group, Inc.	77,900	6,138
Molson Coors Brewing Co. Class B	54,500	4,136
		21,265
Food & Staples Retailing - 0.4%
United Natural Foods, Inc. (a)	125,145	10,392
Food Products - 1.5%
Mead Johnson Nutrition Co. Class A	52,100	5,458
The Hain Celestial Group, Inc. (a)	221,400	13,844
The Hershey Co.	36,700	3,809
TreeHouse Foods, Inc. (a)	121,580	10,159
Tyson Foods, Inc. Class A	116,500	4,813
		38,083
Household Products - 0.9%
Church & Dwight Co., Inc.	291,200	24,793
TOTAL CONSUMER STAPLES		94,533
ENERGY - 3.5%
Energy Equipment & Services - 1.1%
Bristow Group, Inc.	167,900	10,400
Dril-Quip, Inc. (a)	169,100	12,287
Helmerich & Payne, Inc.	107,180	7,187
		29,874
Oil, Gas & Consumable Fuels - 2.4%
Cabot Oil & Gas Corp.	227,700	6,603
Energen Corp.	220,100	14,227
Genesis Energy LP	258,400	11,886
Marathon Oil Corp.	268,100	7,469
Marathon Petroleum Corp.	100,900	10,595
Stone Energy Corp. (a)	365,600	6,193
Whiting Petroleum Corp. (a)	157,400	5,325
		62,298
TOTAL ENERGY		92,172
FINANCIALS - 23.2%
Banks - 2.4%
City National Corp.	122,610	11,080
Huntington Bancshares, Inc.	1,380,978	15,108
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
Prosperity Bancshares, Inc.	275,600	$ 14,257
Synovus Financial Corp.	563,727	15,779
The Jammu & Kashmir Bank Ltd.	2,250,000	4,096
Virgin Money Holdings Uk PLC (a)	485,200	2,410
		62,730
Capital Markets - 5.1%
Artisan Partners Asset Management, Inc.	316,481	15,349
Interactive Brokers Group, Inc.	847,367	27,006
KCG Holdings, Inc. Class A (a)	600,000	7,548
KKR & Co. LP	670,164	15,313
Lazard Ltd. Class A	277,600	14,124
MLP AG	1,566,600	6,530
Moelis & Co. Class A	339,300	10,919
Oaktree Capital Group LLC Class A	102,900	5,536
Och-Ziff Capital Management Group LLC Class A	635,800	7,833
Raymond James Financial, Inc.	276,100	15,774
Virtus Investment Partners, Inc.	33,000	4,355
Vontobel Holdings AG	95,000	3,886
		134,173
Consumer Finance - 4.0%
ACOM Co. Ltd. (a)(d)	3,557,000	11,418
Capital One Financial Corp.	438,800	34,538
Enova International, Inc. (a)	219,167	5,061
Navient Corp.	454,216	9,720
SLM Corp.	1,618,516	15,327
Springleaf Holdings, Inc. (a)	789,800	30,368
		106,432
Diversified Financial Services - 0.2%
Alexander Forbes Group Holding (a)	5,274,128	4,869
Insurance - 1.8%
Arthur J. Gallagher & Co.	383,000	17,997
Direct Line Insurance Group PLC	3,541,591	17,901
Fairfax Financial Holdings Ltd. (sub. vtg.)	24,300	12,752
		48,650
Real Estate Investment Trusts - 9.2%
Alexandria Real Estate Equities, Inc.	214,975	20,618
Altisource Residential Corp. Class B	412,021	8,508
American Campus Communities, Inc.	302,700	12,492
Camden Property Trust (SBI)	75,400	5,488
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Corrections Corp. of America	139,200	$ 5,553
Cousins Properties, Inc.	621,200	6,665
DCT Industrial Trust, Inc.	294,849	10,638
Extra Space Storage, Inc.	144,200	9,485
Federal Realty Investment Trust (SBI)	73,000	10,368
FelCor Lodging Trust, Inc.	824,800	8,883
Gramercy Property Trust, Inc.	1,486,700	10,481
Kite Realty Group Trust	279,900	7,927
Lamar Advertising Co. Class A	137,800	8,006
New York (REIT), Inc.	233,000	2,421
Potlatch Corp.	163,900	6,545
Realty Income Corp. (d)	226,700	11,349
Redwood Trust, Inc. (d)	315,900	6,040
RLJ Lodging Trust	95,400	3,035
Sabra Health Care REIT, Inc.	191,700	6,267
Senior Housing Properties Trust (SBI)	317,400	7,094
SL Green Realty Corp.	214,665	27,247
Taubman Centers, Inc.	109,300	7,907
UDR, Inc.	603,900	19,289
Urban Edge Properties	557,300	13,342
WP Glimcher, Inc.	396,600	6,873
		242,521
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	283,400	9,709
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)(d)	395,063	3,216
TOTAL FINANCIALS		612,300
HEALTH CARE - 9.4%
Biotechnology - 1.0%
AMAG Pharmaceuticals, Inc. (a)	5,600	276
Puma Biotechnology, Inc. (a)	50,000	10,651
Vertex Pharmaceuticals, Inc. (a)	128,000	15,287
		26,214
Health Care Equipment & Supplies - 3.0%
Boston Scientific Corp. (a)	1,600,000	27,040
The Cooper Companies, Inc.	154,000	25,251
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Tornier NV (a)	422,015	$ 10,314
Zimmer Holdings, Inc.	138,600	16,686
		79,291
Health Care Providers & Services - 1.5%
Air Methods Corp. (a)	190,000	10,068
HCA Holdings, Inc. (a)	120,000	8,585
Humana, Inc.	45,000	7,397
MEDNAX, Inc. (a)	200,000	14,294
		40,344
Health Care Technology - 0.4%
Cerner Corp. (a)	145,000	10,449
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	228,000	9,624
Pharmaceuticals - 3.1%
Actavis PLC (a)	88,000	25,640
Endo Health Solutions, Inc. (a)	128,000	10,957
Mallinckrodt PLC (a)	200,000	23,344
Perrigo Co. PLC	70,000	10,813
Prestige Brands Holdings, Inc. (a)	300,000	11,562
		82,316
TOTAL HEALTH CARE		248,238
INDUSTRIALS - 15.9%
Aerospace & Defense - 2.9%
BE Aerospace, Inc.	418,100	26,566
Meggitt PLC	2,433,342	20,474
TransDigm Group, Inc.	138,510	30,037
		77,077
Building Products - 0.9%
A.O. Smith Corp.	370,800	23,372
Commercial Services & Supplies - 1.3%
KAR Auction Services, Inc.	935,679	34,124
Electrical Equipment - 3.2%
AMETEK, Inc.	1,087,490	57,791
Hubbell, Inc. Class B	239,812	27,291
		85,082
Industrial Conglomerates - 1.5%
Roper Industries, Inc.	230,720	38,662
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.3%
AGCO Corp. (d)	365,200	$ 18,165
Manitowoc Co., Inc.	946,400	20,944
WABCO Holdings, Inc. (a)	196,918	23,006
		62,115
Road & Rail - 1.8%
J.B. Hunt Transport Services, Inc.	544,840	46,584
Trading Companies & Distributors - 2.0%
HD Supply Holdings, Inc. (a)	1,106,600	32,650
Watsco, Inc.	178,900	20,974
		53,624
TOTAL INDUSTRIALS		420,640
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 0.9%
F5 Networks, Inc. (a)	59,300	7,004
Juniper Networks, Inc.	310,000	7,412
Ruckus Wireless, Inc. (a)	706,400	8,943
		23,359
Electronic Equipment & Components - 1.9%
Ingram Micro, Inc. Class A (a)	581,500	14,369
Knowles Corp. (a)(d)	356,400	6,825
Trimble Navigation Ltd. (a)	1,112,300	29,076
		50,270
Internet Software & Services - 1.4%
Endurance International Group Holdings, Inc. (a)	464,500	8,649
HomeAway, Inc. (a)	258,000	7,997
Rackspace Hosting, Inc. (a)	398,400	19,789
Velti PLC (a)(f)	215,084	3
		36,438
IT Services - 3.7%
Acxiom Corp. (a)	360,300	7,206
Alliance Data Systems Corp. (a)	75,300	20,972
Cognizant Technology Solutions Corp. Class A (a)	366,600	22,907
Maximus, Inc.	278,000	16,466
VeriFone Systems, Inc. (a)	470,000	16,539
Virtusa Corp. (a)	338,400	13,319
		97,409
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.5%
Cree, Inc. (a)(d)	453,700	$ 17,812
Cypress Semiconductor Corp. (d)	716,500	10,568
Freescale Semiconductor, Inc. (a)	196,600	7,099
Marvell Technology Group Ltd.	1,130,300	18,220
Qorvo, Inc. (a)	434,125	30,128
Semtech Corp. (a)	275,400	7,967
		91,794
Software - 5.3%
Autodesk, Inc. (a)	193,500	12,430
CommVault Systems, Inc. (a)	264,000	12,743
Fair Isaac Corp.	162,700	13,849
Nuance Communications, Inc. (a)	745,034	10,654
Parametric Technology Corp. (a)	568,842	19,713
Rovi Corp. (a)	464,100	11,547
salesforce.com, Inc. (a)	121,200	8,409
Solera Holdings, Inc.	517,500	28,845
Synopsys, Inc. (a)	499,000	23,159
		141,349
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (a)	381,600	11,223
SanDisk Corp.	113,400	9,064
		20,287
TOTAL INFORMATION TECHNOLOGY		460,906
MATERIALS - 7.4%
Chemicals - 5.0%
Airgas, Inc.	270,404	31,697
CF Industries Holdings, Inc.	32,600	9,983
Ecolab, Inc.	297,279	34,348
Praxair, Inc.	215,300	27,537
W.R. Grace & Co. (a)	300,897	29,834
		133,399
Containers & Packaging - 1.1%
Rock-Tenn Co. Class A	419,000	28,760
Metals & Mining - 1.3%
Reliance Steel & Aluminum Co.	604,845	34,482
TOTAL MATERIALS		196,641
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	35,200	$ 1,163
Telephone & Data Systems, Inc.	108,900	2,770
		3,933
UTILITIES - 4.4%
Electric Utilities - 2.0%
Cleco Corp.	93,060	5,065
Hawaiian Electric Industries, Inc. (d)	224,800	7,430
OGE Energy Corp.	470,726	15,303
PNM Resources, Inc.	592,100	16,904
Portland General Electric Co.	219,900	8,200
		52,902
Gas Utilities - 1.4%
Atmos Energy Corp.	160,240	8,499
National Fuel Gas Co.	201,311	12,966
Questar Corp.	121,000	2,829
Southwest Gas Corp.	109,500	6,270
UGI Corp.	182,995	6,220
		36,784
Independent Power and Renewable Electricity Producers - 0.7%
Black Hills Corp.	181,553	9,228
Calpine Corp. (a)	275,800	5,847
Dynegy, Inc. (a)	102,100	2,846
		17,921
Multi-Utilities - 0.3%
MDU Resources Group, Inc.	413,375	9,218
TOTAL UTILITIES		116,825
TOTAL COMMON STOCKS (Cost $2,303,614)		2,599,695
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 4/16/15 to 4/30/15 (e) (Cost $1,850)	$ 1,850	1,850
Money Market Funds - 4.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	48,279,409	$ 48,279
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	65,736,277	65,736
TOTAL MONEY MARKET FUNDS (Cost $114,015)		114,015
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $2,419,479)		2,715,560
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(73,678)
NET ASSETS - 100%		$ 2,641,882
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
6 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2015	$ 903	$ 27

The face value of futures purchased as a percentage of net assets is 0%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $52,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Velti PLC	4/19/13	$ 323
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 17
Fidelity Securities Lending Cash Central Fund	103
Total	$ 120
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 353,507	$ 353,507	$ -	$ -
Consumer Staples	94,533	94,533	-	-
Energy	92,172	92,172	-	-
Financials	612,300	612,300	-	-
Health Care	248,238	248,238	-	-
Industrials	420,640	420,640	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Information Technology	$ 460,906	$ 460,903	$ 3	$ -
Materials	196,641	196,641	-	-
Telecommunication Services	3,933	3,933	-	-
Utilities	116,825	116,825	-	-
U.S. Government and Government Agency Obligations	1,850	-	1,850	-
Money Market Funds	114,015	114,015	-	-
Total Investments in Securities:	$ 2,715,560	$ 2,713,707	$ 1,853	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 27	$ 27	$ -	$ -
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $2,420,310,000. Net unrealized appreciation aggregated $295,250,000, of which $388,056,000 related to appreciated investment securities and $92,806,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Value
Strategies Fund

February 28, 2015

1.797930.111

SO-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.9%
Auto Components - 4.8%
Delphi Automotive PLC	719,777	$ 56,747
Tenneco, Inc. (a)	164,524	9,582
TRW Automotive Holdings Corp. (a)	91,400	9,528
		75,857
Automobiles - 3.7%
Bayerische Motoren Werke AG (BMW)	36,387	4,601
General Motors Co.	1,284,836	47,937
Volkswagen AG	18,856	4,671
		57,209
Diversified Consumer Services - 1.2%
Service Corp. International	729,650	18,132
Hotels, Restaurants & Leisure - 2.0%
Cedar Fair LP (depositary unit)	227,420	12,720
Wyndham Worldwide Corp.	199,867	18,284
		31,004
Household Durables - 3.9%
Lennar Corp. Class A (d)	424,700	21,324
PulteGroup, Inc.	744,504	16,796
Ryland Group, Inc.	151,400	6,889
Standard Pacific Corp. (a)	1,866,450	16,313
		61,322
Leisure Products - 2.6%
Hasbro, Inc. (d)	266,797	16,625
Vista Outdoor, Inc. (a)	557,700	24,349
		40,974
Media - 1.1%
Omnicom Group, Inc.	120,112	9,554
Regal Entertainment Group Class A (d)	330,800	7,820
		17,374
Specialty Retail - 3.2%
Asbury Automotive Group, Inc. (a)	343,641	27,034
GameStop Corp. Class A (d)	410,113	15,162
Vitamin Shoppe, Inc. (a)	172,300	7,306
		49,502
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp.	64,100	6,829
TOTAL CONSUMER DISCRETIONARY		358,203
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 6.4%
Beverages - 2.2%
Cott Corp.	3,511,564	$ 33,992
Food & Staples Retailing - 1.6%
CVS Health Corp.	237,100	24,628
Food Products - 1.9%
Bunge Ltd.	102,214	8,359
Calavo Growers, Inc.	232,028	9,734
SunOpta, Inc. (a)	984,885	11,375
		29,468
Household Products - 0.7%
Procter & Gamble Co.	142,100	12,097
TOTAL CONSUMER STAPLES		100,185
ENERGY - 3.4%
Energy Equipment & Services - 0.5%
Halliburton Co.	183,600	7,884
Oil, Gas & Consumable Fuels - 2.9%
EP Energy Corp. (a)(d)	274,600	3,089
HollyFrontier Corp.	153,000	6,730
Kinder Morgan, Inc.	170,400	6,988
The Williams Companies, Inc.	154,500	7,577
Valero Energy Corp.	327,300	20,191
		44,575
TOTAL ENERGY		52,459
FINANCIALS - 11.8%
Banks - 8.9%
Bank of America Corp.	3,355,213	53,046
CIT Group, Inc.	157,349	7,277
Citigroup, Inc.	227,323	11,916
Regions Financial Corp.	778,163	7,478
U.S. Bancorp	862,484	38,475
Wells Fargo & Co.	377,370	20,676
		138,868
Capital Markets - 0.7%
The Blackstone Group LP	267,400	10,017
Insurance - 2.2%
AFLAC, Inc.	251,686	15,667
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	201,698	$ 11,160
Unum Group	235,260	7,895
		34,722
TOTAL FINANCIALS		183,607
HEALTH CARE - 15.9%
Health Care Equipment & Supplies - 5.9%
Alere, Inc. (a)	172,283	7,834
Boston Scientific Corp. (a)	1,785,400	30,173
C.R. Bard, Inc.	75,400	12,753
St. Jude Medical, Inc.	463,300	30,893
Zimmer Holdings, Inc.	87,600	10,546
		92,199
Health Care Providers & Services - 2.8%
DaVita HealthCare Partners, Inc. (a)	158,496	11,824
Universal Health Services, Inc. Class B	278,914	31,615
		43,439
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	180,700	7,627
PerkinElmer, Inc.	207,500	9,753
		17,380
Pharmaceuticals - 6.1%
Johnson & Johnson	187,800	19,251
Merck & Co., Inc.	390,800	22,877
Sanofi SA sponsored ADR	1,088,444	53,181
		95,309
TOTAL HEALTH CARE		248,327
INDUSTRIALS - 7.6%
Aerospace & Defense - 4.5%
Esterline Technologies Corp. (a)	180,022	21,216
Honeywell International, Inc.	139,500	14,338
Orbital ATK, Inc.	278,850	18,482
Textron, Inc.	223,717	9,913
United Technologies Corp.	47,400	5,779
		69,728
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.5%
Allegion PLC	69,366	$ 4,004
Armstrong World Industries, Inc. (a)	81,730	4,563
		8,567
Machinery - 1.9%
Blount International, Inc.	506,704	8,406
Deere & Co.	86,300	7,819
Ingersoll-Rand PLC	208,100	13,982
		30,207
Trading Companies & Distributors - 0.7%
Aircastle Ltd.	467,200	10,778
TOTAL INDUSTRIALS		119,280
INFORMATION TECHNOLOGY - 14.5%
Communications Equipment - 0.4%
Cisco Systems, Inc.	204,600	6,038
Electronic Equipment & Components - 0.2%
Keysight Technologies, Inc. (a)	90,350	3,392
IT Services - 0.7%
Fidelity National Information Services, Inc.	165,730	11,202
Semiconductors & Semiconductor Equipment - 4.3%
MagnaChip Semiconductor Corp. (a)	978,700	5,588
Micron Technology, Inc. (a)	911,183	27,946
ON Semiconductor Corp. (a)	855,870	10,912
Spansion, Inc. Class A (a)	613,543	22,137
		66,583
Software - 4.2%
Microsoft Corp.	429,324	18,826
Symantec Corp.	1,886,671	47,469
		66,295
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	566,160	72,728
TOTAL INFORMATION TECHNOLOGY		226,238
MATERIALS - 8.6%
Chemicals - 7.6%
Ashland, Inc.	83,100	10,605
Axiall Corp.	284,126	13,158
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV Class A	801,292	$ 68,839
PPG Industries, Inc.	77,296	18,194
W.R. Grace & Co. (a)	83,628	8,292
		119,088
Containers & Packaging - 0.7%
Rock-Tenn Co. Class A	166,200	11,408
Metals & Mining - 0.3%
Carpenter Technology Corp.	86,796	3,677
TOTAL MATERIALS		134,173
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Level 3 Communications, Inc. (a)	558,139	30,061
UTILITIES - 3.7%
Electric Utilities - 0.4%
NextEra Energy, Inc.	67,700	7,004
Independent Power and Renewable Electricity Producers - 2.1%
Calpine Corp. (a)	822,963	17,447
The AES Corp.	1,127,600	14,625
		32,072
Multi-Utilities - 1.2%
Sempra Energy	179,639	19,437
TOTAL UTILITIES		58,513
TOTAL COMMON STOCKS (Cost $899,132)		1,511,046
Nonconvertible Bonds - 1.0%
	Principal Amount (000s)	Value (000s)
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Alpha Natural Resources, Inc. 6.25% 6/1/21	$ 7,670	$ 2,090
Peabody Energy Corp. 6.25% 11/15/21	15,405	12,825
TOTAL NONCONVERTIBLE BONDS (Cost $20,668)		14,915
Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	44,495,787	44,496
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	35,736,634	35,737
TOTAL MONEY MARKET FUNDS (Cost $80,233)		80,233
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $1,000,033)		1,606,194
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(44,195)
NET ASSETS - 100%		$ 1,561,999
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15
Fidelity Securities Lending Cash Central Fund	164
Total	$ 179
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 358,203	$ 358,203	$ -	$ -
Consumer Staples	100,185	100,185	-	-
Energy	52,459	52,459	-	-
Financials	183,607	183,607	-	-
Health Care	248,327	248,327	-	-
Industrials	119,280	119,280	-	-
Information Technology	226,238	226,238	-	-
Materials	134,173	134,173	-	-
Telecommunication Services	30,061	30,061	-	-
Utilities	58,513	58,513	-	-
Corporate Bonds	14,915	-	14,915	-
Money Market Funds	80,233	80,233	-	-
Total Investments in Securities:	$ 1,606,194	$ 1,591,279	$ 14,915	$ -
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $1,002,466,000. Net unrealized appreciation aggregated $603,728,000, of which $627,389,000 related to appreciated investment securities and $23,661,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Real Estate High
Income Fund

February 28, 2015

1.814099.110

REHI-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 5.0%
		Principal Amount (c)	Value
Healthcare - 1.5%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		$ 2,080,000	$ 2,225,600
7.75% 2/15/19		2,725,000	2,839,450
Omega Healthcare Investors, Inc.:
4.95% 4/1/24		311,000	332,457
5.875% 3/15/24		1,790,000	1,919,775
6.75% 10/15/22		1,230,000	1,297,650
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		2,000,000	2,117,500
Senior Housing Properties Trust 6.75% 4/15/20		3,000,000	3,409,245
			14,141,677
Homebuilders/Real Estate - 1.9%
CBRE Group, Inc. 5% 3/15/23		2,325,000	2,441,250
DDR Corp.:
4.625% 7/15/22		288,000	309,485
7.5% 4/1/17		214,000	238,374
7.875% 9/1/20		2,437,000	3,029,786
HCP, Inc. 3.75% 2/1/16		1,000,000	1,026,100
Howard Hughes Corp. 6.875% 10/1/21 (d)		1,715,000	1,802,894
Hunt Companies, Inc. 9.625% 3/1/21 (d)		4,235,000	4,309,113
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	1,011,173
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (d)		1,170,000	1,190,475
Standard Pacific Corp. 8.375% 5/15/18		1,000,000	1,145,000
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		1,000,000	1,064,557
Wrightwood Capital LLC 1.9% 4/20/20 (b)		8,073	119,084
			17,687,291
Hotels - 1.6%
FelCor Lodging LP:
5.625% 3/1/23		755,000	780,444
6.75% 6/1/19		3,000,000	3,135,000
Host Hotels & Resorts LP:
4.75% 3/1/23		890,000	945,297
5.875% 6/15/19		450,000	468,537
6% 11/1/20		805,000	851,626
Times Square Hotel Trust 8.528% 8/1/26 (d)		6,655,157	8,589,025
			14,769,929
TOTAL NONCONVERTIBLE BONDS (Cost $42,575,119)			46,598,897
Asset-Backed Securities - 3.0%
		Principal Amount (c)	Value
American Homes 4 Rent:
Series 2014-SFR1 Class E, 2.918% 6/17/31 (d)(e)		$ 1,000,000	$ 964,600
Series 2014-SFR2 Class E, 6.231% 10/17/36 (d)		672,000	704,024
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)		1,864,000	1,978,669
Series 2015-SFR1 Class E, 5.639% 4/17/45 (d)		967,000	968,868
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 4.334% 6/26/34 (d)(e)		73,793	13,384
Capital Trust RE CDO Ltd.:
Series 2005-1A:
Class D, 1.6735% 3/20/50 (d)(e)		750,000	75
Class E, 2.2735% 3/20/50 (d)(e)		3,000,000	300
Series 2005-3A Class B, 5.267% 6/25/35 (d)		29,450	29,450
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (d)		4,778,967	4,543,006
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (d)		589,486	59
Series 2004-1A Class H1, 3.9461% 1/28/40 (d)(e)		2,606,543	261
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 3.6006% 11/28/39 (d)(e)		1,128,918	113
Class F, 5.1006% 11/28/39 (d)(e)		1,244,777	124
Invitation Homes Trust:
Series 2013-SFR1 Class F, 3.9% 12/17/30 (d)(e)		600,000	595,897
Series 2014-SFR1:
Class E, 3.418% 6/17/31 (d)(e)		2,500,000	2,482,220
Class F, 3.918% 6/17/31 (d)(e)		2,431,000	2,421,477
Series 2014-SFR3 Class E, 4.668% 12/17/31 (d)(e)		943,000	965,310
Series 2014-SRF2 Class F, 4.168% 9/17/31 (d)(e)		1,000,000	1,004,108
Series 2015-SRF1 Class E, 4.3663% 3/17/32 (d)(e)		1,000,000	1,017,583
Merit Securities Corp. Series 13 Class M1, 7.8478% 12/28/33 (e)		1,665,000	1,760,310
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A2, 0.461% 2/25/47 (d)(e)		187,093	185,353
Class H, 1.641% 2/25/47 (d)(e)		1,005,000	856,763
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		258,036	137,055
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.121% 9/25/46 (d)(e)		1,190,000	300,475
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 2.9051% 2/5/36 (d)(e)		2,539,843	254
Class E, 4.7551% 2/5/36 (d)(e)		764,913	76
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 4.7551% 12/5/36 (d)(e)		4,525,670	453
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7546% 9/25/26 (d)(e)		$ 4,815,000	$ 4,640,216
Series 2006-1A:
Class J, 3.0046% 9/25/26 (d)(e)		500,000	488,750
Class K, 3.5046% 9/25/26 (d)(e)		805,000	781,092
Class L, 4.2546% 9/25/26 (d)(e)		500,000	483,850
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class A1, 0.5815% 11/21/40 (d)(e)		861,922	846,838
TOTAL ASSET-BACKED SECURITIES (Cost $39,234,556)			28,171,013
Collateralized Mortgage Obligations - 1.6%

Private Sponsor - 1.5%
Countrywide Home Loans, Inc.:
Series 2002-R1 Class B3, 6.61% 7/25/32 (d)(e)		332,024	6,504
Series 2002-R2 Class 2B4, 3.6132% 7/25/33 (d)(e)		89,353	10,445
Series 2002-R3 Class B3, 5.75% 8/25/43 (d)		218,801	1,131
Series 2003-R1:
Class 2B4, 3.1773% 2/25/43 (d)(e)		65,257	35,035
Class 2B5, 3.1773% 2/25/43 (d)(e)		177,376	17,112
Series 2004-R1 Class 1B3, 3.6561% 11/25/34 (d)(e)		12,695	63
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7503% 9/25/19 (d)(e)		19,307	195
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26 Class 4B3, 7% 10/25/17		76,260	58,355
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3544% 12/25/46 (d)(e)		6,045,000	6,734,728
Series 2010-K7 Class B, 5.4347% 4/25/20 (d)(e)		5,000,000	5,638,215
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (d)		1,145,585	1,184,886
Nomura Asset Acceptance Corp. Series 2001-R1A Class B1, 6.8467% 2/19/30 (d)(e)		108,515	15,978
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.1163% 6/10/35 (d)(e)		231,420	245,695
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 11.6715% 12/10/35 (d)(e)		99,956	23,798
Series 2004-A:
Class B7, 4.4215% 2/10/36 (d)(e)		110,516	36,576
Class B9, 9.1715% 2/10/36 (d)(e)		179,920	35,946
Series 2004-B:
Class B8, 4.9215% 2/10/36 (d)(e)		95,525	37,146
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2004-B: - continued
Class B9, 8.4215% 2/10/36 (d)(e)		$ 162,117	$ 55,256
Series 2004-C:
Class B7, 3.6715% 9/10/36 (d)(e)		603,876	149,252
Class B8, 4.4215% 9/10/36 (d)(e)		364,437	31,326
TOTAL PRIVATE SPONSOR			14,317,642
U.S. Government Agency - 0.1%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41 (g)		289,557	87,934
Class B4, 6.9757% 9/25/41 (g)		101,813	10,917
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 3.1243% 2/25/42 (d)(e)		75,231	52,298
Class 3B5, 3.1243% 2/25/42 (d)(e)		58,972	4,425
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.1991% 1/25/42 (d)(e)		63,271	32,044
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.4359% 12/25/42 (e)(g)		1,151,239	150,737
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.0743% 6/25/43 (e)(g)		233,960	110,704
Class 2B5, 3.0743% 6/25/43 (e)(g)		165,342	23,175
TOTAL U.S. GOVERNMENT AGENCY			472,234
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,579,155)			14,789,876
Commercial Mortgage Securities - 76.7%

Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (d)		1,230,000	1,407,035
Asset Securitization Corp. Series 1997-D4 Class B5, 7.525% 4/14/29		4,476,925	4,419,683
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (d)(e)		5,000,000	4,954,534
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (e)		3,070,000	3,102,895
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2006-4 Class AM, 5.675% 7/10/46		$ 4,000,000	$ 4,239,236
Series 2005-1 Class CJ, 5.2936% 11/10/42 (e)		4,020,000	4,015,759
Series 2005-5 Class D, 5.2426% 10/10/45 (e)		2,250,000	2,265,669
Series 2005-6 Class AJ, 5.1529% 9/10/47 (e)		2,000,000	2,055,250
Series 2008-1 Class D, 6.2681% 2/10/51 (d)(e)		1,970,000	1,664,276
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4349% 3/11/39 (e)		3,175,000	3,255,408
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2006-T22 Class AJ, 5.5714% 4/12/38 (e)		2,007,000	2,085,921
Series 1999-C1 Class I, 5.64% 2/14/31 (d)		2,051,616	2,030,526
Series 2006-T22 Class B, 5.5714% 4/12/38 (d)(e)		1,370,000	1,447,057
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (d)		5,022,050	5,564,934
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (d)(e)		42,992	29,871
BKB Commercial Mortgage Trust Series 1997-C1 Class H, 0.4334% 10/25/22 (d)(e)		31,291	26,328
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.2066% 8/15/29 (d)(e)		1,000,000	948,720
Series 2014-CLMZ Class M, 5.9005% 8/15/29 (d)(e)		5,912,000	5,846,453
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.923% 8/15/26 (d)(e)		1,750,000	1,751,761
Carefree Portfolio Trust floater:
Series 2014-CARE:
Class E, 4.172% 11/15/19 (d)(e)		2,400,000	2,405,079
Class F, 2.7557% 11/15/19 (d)(e)		548,000	506,113
Series 2014-CMZA Class MZA, 6.1485% 11/15/19 (d)(e)		1,000,000	1,001,771
Carefree Portfolio Trust 2014-Car floater Series 2014-CMZB Class MZB, 7.8949% 11/15/29 (d)		2,000,000	1,997,629
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5679% 12/15/47 (d)(e)		2,200,000	2,534,457
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.6555% 6/15/31 (d)(e)		2,431,000	2,319,417
Class YTC3, 2.6555% 6/15/31 (d)(e)		874,000	818,676
Series 2014-FL1, 2.6555% 6/15/31 (d)(e)		2,431,000	2,356,611
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (d)		3,300,000	3,517,133
Series 1998-2 Class J, 6.39% 11/18/30 (d)		3,329,253	2,702,244
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Citigroup Commercial Mortgage Trust Series 2013-GC15:
Class C, 5.1059% 9/10/46 (e)		$ 2,000,000	$ 2,203,766
Class D, 5.1059% 9/10/46 (d)(e)		4,860,000	4,944,379
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.3168% 8/13/27 (d)(e)		3,339,000	3,310,665
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (d)		5,250,000	4,251,466
Series 2012-CR5 Class D, 4.3354% 12/10/45 (d)(e)		1,550,000	1,600,166
Series 2013-CR10:
Class C, 4.958% 8/10/46 (d)(e)		1,310,000	1,410,966
Class D, 4.958% 8/10/46 (d)(e)		3,910,000	3,880,307
Series 2013-CR12 Class D, 5.0852% 10/10/46 (d)(e)		5,576,000	5,662,473
Series 2013-CR9 Class D, 4.2591% 7/10/45 (d)(e)		3,596,000	3,441,397
Series 2013-LC6 Class D, 4.2877% 1/10/46 (d)(e)		5,429,000	5,254,881
Series 2014-CR15 Class D, 4.767% 2/10/47 (d)(e)		1,273,000	1,271,679
Series 2014-CR17 Class D, 4.7996% 5/10/47 (d)(e)		2,720,000	2,684,354
Series 2014-UBS2 Class D, 5.0156% 3/10/47 (d)(e)		4,146,000	4,053,528
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (d)		7,857,319	7,540,527
Commercial Mortgage Asset Trust Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	5,043,927
Class H, 6% 11/17/32		3,000,845	3,191,291
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.2448% 6/10/44 (e)		5,875,000	5,911,031
Series 2005-C6 Class AJ, 5.209% 6/10/44 (e)		4,500,000	4,567,482
Series 2012-CR1:
Class C, 5.3595% 5/15/45 (e)		2,060,000	2,304,790
Class D, 5.3595% 5/15/45 (d)(e)		6,334,000	6,729,356
Series 2012-CR2:
Class E, 4.8574% 8/15/45 (d)(e)		6,370,000	6,605,594
Class F, 4.25% 8/15/45 (d)		7,900,000	6,948,643
Series 2012-LC4:
Class C, 5.6467% 12/10/44 (e)		1,534,000	1,738,119
Class D, 5.6467% 12/10/44 (d)(e)		5,406,000	5,844,075
Series 2014-CR2 Class G, 4.25% 8/15/45 (d)		1,500,000	1,149,825
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (d)		7,055,191	7,593,184
Class H, 6% 5/17/40 (d)		2,501,055	2,076,201
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 1998-C2:
Class F, 6.75% 11/15/30 (d)		$ 4,668,517	$ 4,821,776
Class G, 6.75% 11/15/30 (d)		1,065,000	1,148,207
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (d)(e)		2,296,413	2,312,641
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5574% 11/10/46 (d)(e)		1,000,000	1,119,700
Class E, 5.5574% 11/10/46 (d)(e)		4,940,000	5,435,976
Class F, 5.5574% 11/10/46 (d)(e)		7,130,000	6,969,447
Class G, 4.652% 11/10/46 (d)		8,160,000	7,168,209
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (d)(e)		1,969,305	1,982,659
Freddie Mac:
pass-thru certificates Series K013 Class X3, 2.8068% 1/25/43 (e)(f)		5,370,000	770,574
Series KAIV Class X2, 3.6147% 6/25/46 (e)(f)		2,780,000	526,930
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1935% 9/25/45 (d)(e)		2,300,000	2,575,989
Series 2011-K10 Class B, 4.6154% 11/25/49 (d)(e)		1,650,000	1,784,681
Series 2011-K11 Class B, 4.4208% 12/25/48 (d)(e)		3,190,000	3,451,593
GAHR Commercial Mortgage Trust Series 2015-NRF Class FFX, 3.3822% 12/15/19 (d)		1,322,000	1,217,911
GCCFC Commercial Mortgage Trust Series 2005-GG3:
Class B, 4.894% 8/10/42 (e)		578,623	578,805
Class J, 4.685% 8/10/42 (d)(e)		900,000	6,436
Class K, 4.685% 8/10/42 (d)(e)		741,572	1,335
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class J, 5.1583% 7/10/45 (d)(e)		2,277,000	1,807,459
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		2,632,264	2,300,559
Series 1997-C2:
Class G, 6.75% 4/15/29 (e)		2,047,958	2,193,177
Class H, 6.75% 4/15/29 (e)		6,130,384	4,032,223
Series 1999-C2I Class K, 6.481% 9/15/33		7,875,000	6,342,021
Series 1999-C3 Class K, 6.974% 8/15/36 (d)		59,378	58,331
GP Portfolio Trust Series 2014-GPP:
Class D, 2.917% 2/15/27 (d)(e)		1,441,000	1,436,195
Class E, 4.017% 2/15/27 (d)(e)		705,000	701,937
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GS Mortgage Securities Corp. II:
Series 2004-GG2:
Class J, 5.067% 8/10/38 (d)(e)		$ 420,000	$ 78,036
Class K, 5.067% 8/10/38 (d)(e)		414,780	35,655
Series 2010-C1:
Class D, 6.0399% 8/10/43 (d)(e)		4,985,000	5,495,309
Class E, 4% 8/10/43 (d)		5,951,000	5,432,793
Class F, 4% 8/10/43 (d)		3,909,000	3,327,880
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.2224% 12/10/43 (d)(e)		4,100,000	4,382,711
Series 2011-GC5:
Class C, 5.3067% 8/10/44 (d)(e)		5,010,000	5,607,944
Class D, 5.3067% 8/10/44 (d)(e)		2,720,000	2,902,906
Class E, 5.3067% 8/10/44 (d)(e)		966,000	917,705
Class F, 4.5% 8/10/44 (d)		4,500,000	3,682,350
Series 2012-GC6:
Class D, 5.6366% 1/10/45 (d)(e)		945,000	1,006,661
Class E, 5% 1/10/45 (d)(e)		1,822,000	1,668,788
Series 2012-GC6I Class F, 5% 1/10/45 (e)		1,810,000	1,474,969
Series 2012-GCJ7:
Class C, 5.7228% 5/10/45 (e)		5,830,000	6,614,248
Class D, 5.7228% 5/10/45 (d)(e)		6,042,000	6,457,360
Class E, 5% 5/10/45 (d)		6,263,000	5,843,537
Series 2012-GCJ9 Class D, 4.858% 11/10/45 (d)(e)		1,389,000	1,403,993
Series 2013-GC12 Class D, 4.4778% 6/10/46 (d)(e)		1,043,000	1,018,246
Series 2013-GC13 Class D, 4.0707% 7/10/46 (d)(e)		5,214,000	4,952,090
Series 2013-GC16:
Class D, 5.323% 11/10/46 (d)(e)		4,541,000	4,695,508
Class F, 3.5% 11/10/46 (d)		3,037,000	2,388,221
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4165% 7/15/29 (d)(e)		2,884,000	2,849,023
Series 2013-HLT Class EFX, 5.2216% 11/5/30 (d)(e)		8,062,000	8,211,582
JPMBB Commercial Mortgage Securities Trust Series 2014-C22 Class D, 4.5616% 9/15/47 (d)		2,472,000	2,320,269
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (d)(e)		2,000,000	1,998,654
Series 2003-C1:
Class D, 5.192% 1/12/37		183,993	184,105
Class F, 5.6567% 1/12/37 (d)(e)		805,000	811,515
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (d)(e)		$ 2,260,000	$ 2,746,329
Class D, 7.4453% 12/5/27 (d)(e)		10,670,000	12,821,342
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (d)		3,590,000	3,737,407
Series 2010-CNTR Class D, 6.1838% 8/5/32 (d)(e)		4,170,000	4,808,641
Series 2012-CBX:
Class C, 5.24% 6/15/45 (e)		1,480,000	1,633,750
Class D, 5.24% 6/16/45 (d)(e)		4,050,000	4,369,330
Class E, 5.24% 6/15/45 (d)(e)		1,795,000	1,874,745
Class F, 4% 6/15/45 (d)		3,759,000	3,313,592
Class G 4% 6/15/45 (d)		4,957,000	3,814,307
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2013-JWMZ Class M, 6.173% 4/15/18 (d)(e)		836,012	836,279
Series 2013-JWRZ Class E, 3.913% 4/15/30 (d)(e)		2,430,000	2,431,340
Series 2014-FBLU Class E, 3.667% 12/15/28 (d)(e)		5,103,000	5,096,171
Series 2014-INN:
Class E, 3.773% 6/15/29 (d)(e)		3,280,000	3,276,969
Class F, 4.173% 6/15/29 (d)(e)		4,791,000	4,806,815
Series 2004-CBX Class D, 5.097% 1/12/37 (e)		1,215,000	1,215,488
Series 2005-LDP2 Class C, 4.911% 7/15/42 (e)		3,275,000	3,284,547
Series 2005-LDP5:
Class AJ, 5.3492% 12/15/44 (e)		2,020,000	2,067,560
Class B, 5.3832% 12/15/44 (e)		1,500,000	1,544,609
Series 2011-C4:
Class E, 5.4143% 7/15/46 (d)(e)		6,160,000	6,709,244
Class F, 3.873% 7/15/46 (d)		555,000	521,017
Class H, 3.873% 7/15/46 (d)		3,221,000	2,312,817
Class TAC2, 7.99% 7/15/46 (d)		3,196,000	3,420,107
Series 2011-C5:
Class C, 5.3229% 8/15/46 (d)(e)		5,803,234	6,494,643
Class D, 5.3229% 8/15/46 (d)(e)		2,000,000	2,161,006
Series 2014-DSTY Class E, 3.8046% 6/10/27 (d)(e)		4,116,000	3,811,457
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (d)		831,696	769,241
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class K, 6.3% 2/18/30 (d)		1,639,956	1,270,353
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (e)		11,469	10,595
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40		$ 7,880,000	$ 7,903,475
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (e)		8,400,000	8,591,671
Class AM, 5.263% 11/15/40 (e)		938,000	955,701
Series 2006-C6:
Class A4, 5.372% 9/15/39		3,000,000	3,156,927
Class AM, 5.413% 9/15/39		5,000,000	5,283,265
Series 2006-C7 Class AM, 5.378% 11/15/38		1,160,000	1,224,764
Series 2005-C1 Class E, 4.924% 2/15/40		4,636,000	4,641,712
Series 2005-C2 Class AJ, 5.205% 4/15/30 (e)		1,689,696	1,692,631
Series 2005-C7 Class C, 5.35% 11/15/40 (e)		1,900,000	1,929,912
Series 2006-C4:
Class AJ, 5.8576% 6/15/38 (e)		6,665,000	6,993,844
Class AM, 5.8576% 6/15/38 (e)		3,840,000	4,047,894
LSTAR Commercial Mortgage Trust:
Series 2011-1 Class D, 5.3328% 6/25/43 (d)(e)		2,059,000	2,080,226
Series 2014-2:
Class D, 5.1233% 1/20/41 (d)(e)		1,228,000	1,180,981
Class E, 5.1233% 1/20/41 (d)(e)		1,913,000	1,600,737
Mach One Trust LLC Series 2004-1A:
Class H, 6.2229% 5/28/40 (d)(e)		1,320,000	1,333,200
Class L, 5.45% 5/28/40 (d)(e)		1,393,000	1,260,665
Class M, 5.45% 5/28/40 (d)(e)		1,533,000	1,314,854
Merrill Lynch Financial Asset, Inc.:
Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	551,000	437,073
Class G, 4.384% 7/12/37	CAD	275,000	217,395
Class H, 4.384% 7/12/37	CAD	184,000	144,963
Class J, 4.384% 7/12/37	CAD	275,000	215,924
Class K, 4.384% 7/12/37	CAD	275,000	215,198
Class L, 4.384% 7/12/37	CAD	184,000	143,505
Class M, 4.384% 7/12/37	CAD	772,000	589,291
Series 2005-CA17:
Class F, 4.525% 11/12/37 (e)	CAD	812,000	632,313
Class G, 4.525% 11/12/37 (e)	CAD	846,000	651,454
Class H, 4.525% 11/12/37 (e)	CAD	235,000	177,090
Class J, 4.525% 11/12/37 (e)	CAD	248,000	181,664
Class K, 4.525% 11/12/37 (e)	CAD	261,000	188,112
Class L, 4.525% 11/12/37 (e)	CAD	248,000	175,883
Class M, 4.525% 11/12/37 (e)	CAD	2,006,355	1,280,416
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (e)		$ 2,351,998	$ 2,353,497
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3658% 1/12/44 (e)		1,440,000	1,485,114
Series 2002-MW1 Class H, 5.695% 7/12/34 (d)		211,101	212,097
Series 2006-C1:
Class AJ, 5.686% 5/12/39 (e)		3,440,000	3,481,036
Class AM, 5.686% 5/12/39 (e)		700,000	731,210
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (d)		1,999	1,994
Series 2004-C2 Class A, 5.318% 10/15/40 (d)		1,049	1,049
Series 2004-C1 Class IO, 8.9376% 1/15/37 (d)(e)(f)		54,254	1,563
Series 2004-C2:
Class D, 7.347% 10/15/40 (d)		1,074,000	107
Class E, 8.309% 10/15/40 (d)		144,514	14
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6615% 11/15/45 (d)(e)		4,361,000	4,537,132
Series 2013-C12 Class D, 4.7683% 10/15/46 (d)(e)		4,000,000	3,909,792
Series 2013-C13 Class D, 4.8953% 11/15/46 (d)(e)		3,975,000	3,904,690
Series 2013-C7:
Class D, 4.3015% 2/15/46 (d)(e)		4,540,000	4,426,491
Class E, 4.3015% 2/15/46 (d)(e)		1,580,000	1,388,803
Series 2013-C8 Class D, 4.1708% 12/15/48 (d)(e)		2,260,000	2,181,817
Series 2013-C9:
Class C, 4.0707% 5/15/46 (e)		3,070,000	3,116,231
Class D, 4.1587% 5/15/46 (d)(e)		5,300,000	5,072,201
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class J, 0.597% 7/15/19 (d)(e)		2,609,698	2,587,534
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,640,000	4,917,277
Series 2006-HQ9 Class AM, 5.773% 7/12/44		1,098,000	1,155,935
Series 2012-C4 Class E, 5.525% 3/15/45 (d)(e)		3,800,000	4,035,490
Series 1997-RR:
Class F, 7.435% 4/30/39 (d)(e)		465,879	467,044
Class G1, 7.435% 4/30/39 (d)(e)		887,484	100,108
Series 1998-CF1:
Class F, 7.35% 7/15/32 (d)		186,205	188,728
Class G, 7.35% 7/15/32 (d)		1,483,300	1,447,781
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (d)		2,262,373	2,181,206
Class N, 6.54% 3/15/32 (d)		109,942	18,353
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
Series 1999-WF1:
Class L, 5.91% 11/15/31 (d)		$ 437,046	$ 441,612
Class N, 5.91% 11/15/31 (d)		1,600,000	1,619,376
Class O, 5.91% 11/15/31 (d)		1,250,327	907,943
Series 2004-IQ7 Class G, 5.189% 6/15/38 (d)(e)		1,140,000	1,201,683
Series 2005-HQ5 Class B, 5.272% 1/14/42		527,376	527,679
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		5,000,000	5,300,915
Series 2011-C1:
Class C, 5.2511% 9/15/47 (d)(e)		2,050,000	2,282,123
Class D, 5.2511% 9/15/47 (d)(e)		10,522,000	11,475,991
Class E, 5.2511% 9/15/47 (d)(e)		1,500,000	1,593,204
Series 2011-C2:
Class D, 5.3039% 6/15/44 (d)(e)		3,830,000	4,176,048
Class E, 5.3039% 6/15/44 (d)(e)		4,900,000	5,206,181
Class F, 5.3039% 6/15/44 (d)(e)		3,620,000	3,496,692
Series 2011-C3:
Class C, 5.1828% 7/15/49 (d)(e)		1,920,000	2,104,875
Class D, 5.1828% 7/15/49 (d)(e)		7,530,000	8,125,533
Class E, 5.1828% 7/15/49 (d)(e)		2,630,000	2,787,340
Series 2012-C4 Class D, 5.525% 3/15/45 (d)(e)		1,950,000	2,137,894
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.5075% 7/15/33 (d)(e)		1,130,000	1,289,892
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (d)		5,083,000	5,040,634
Class F, 5% 2/5/30 (d)		1,659,000	1,603,795
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (d)		1,378,000	1,479,769
Class D, 6.45% 1/22/26 (d)		3,660,000	3,984,045
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		2,642,609	3,542,418
RBSCF Trust Series 2010-MB1 Class D, 4.2114% 4/15/24 (d)(e)		5,717,000	5,723,477
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (d)	CAD	1,170,000	953,848
Class G, 4.456% 9/12/38 (d)	CAD	585,000	469,895
Class H, 4.456% 9/12/38 (d)	CAD	390,000	302,672
Class J, 4.456% 9/12/38 (d)	CAD	390,000	292,901
Class K, 4.456% 9/12/38 (d)	CAD	195,000	141,415
Class L, 4.456% 9/12/38 (d)	CAD	281,000	190,168
Class M, 4.456% 9/12/38 (d)	CAD	1,134,647	696,972
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	$ 1,237,814
Class G, 4.57% 4/12/23	CAD	505,000	408,545
Class H, 4.57% 4/12/23	CAD	505,000	404,533
Class J, 4.57% 4/12/23	CAD	505,000	400,574
Class K, 4.57% 4/12/23	CAD	253,000	198,725
Class L, 4.57% 4/12/23	CAD	757,000	588,814
Class M, 4.57% 4/12/23	CAD	1,864,935	1,236,786
SCG Trust Series 2013-SRP1 Class D, 3.5102% 11/15/26 (d)(e)		4,190,000	4,104,051
Starwood Retail Property Trust Series 2014-STAR Class D, 3.4165% 11/15/27 (d)(e)		1,000,000	1,004,115
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5559% 8/15/39 (e)		3,150,000	3,195,010
Series 2007-C4 Class F, 5.5559% 8/15/39 (e)		5,345,000	4,636,745
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		1,530,000	1,594,000
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5426% 5/10/45 (d)(e)		3,338,000	3,516,984
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (d)(e)		1,550,000	1,531,022
Series 2012-WRM Class C, 4.238% 6/10/30 (d)(e)		1,000,000	1,018,577
Wachovia Bank Commercial Mortgage Trust Series 2004-C11:
Class D, 5.1387% 1/15/41 (e)		2,720,000	2,798,725
Class E, 5.1887% 1/15/41 (e)		2,465,000	2,538,595
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5757% 11/15/43 (d)(e)(f)		26,055,541	767,961
Series 2012-LC5 Class D, 4.7777% 10/15/45 (d)(e)		6,749,000	6,876,543
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (d)		1,502,600	1,237,091
Series 2011-C3:
Class C, 5.335% 3/15/44 (d)		2,240,000	2,479,380
Class D, 5.5495% 3/15/44 (d)(e)		3,984,000	4,344,711
Class E, 5% 3/15/44 (d)		1,510,000	1,416,723
Series 2011-C4:
Class D, 5.245% 6/15/44 (d)(e)		1,940,000	2,104,502
Class E, 5.245% 6/15/44 (d)(e)		2,554,000	2,716,049
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2011-C5:
Class C, 5.6349% 11/15/44 (d)(e)		$ 1,670,000	$ 1,895,854
Class D, 5.6349% 11/15/44 (d)(e)		3,575,000	3,987,412
Class E, 5.6349% 11/15/44 (d)(e)		2,581,655	2,825,090
Class F, 5.25% 11/15/44 (d)(e)		4,587,000	4,291,005
Class G, 5.25% 11/15/44 (d)(e)		1,507,150	1,317,098
Series 2012-C10:
Class D, 4.458% 12/15/45 (d)(e)		2,130,000	2,096,751
Class E, 4.458% 12/15/45 (d)(e)		5,765,000	5,033,433
Class F, 4.458% 12/15/45 (d)(e)		7,537,000	5,905,993
Series 2012-C6 Class D, 5.5617% 4/15/45 (d)(e)		3,250,000	3,500,721
Series 2012-C7:
Class C, 4.845% 6/15/45 (e)		3,793,000	4,121,872
Class E, 4.845% 6/15/45 (d)(e)		2,463,000	2,534,035
Class F, 4.5% 6/15/45 (d)		1,765,000	1,553,717
Class G, 4.5% 6/15/45 (d)		3,450,000	2,616,094
Series 2012-C8 Class D, 4.8761% 8/15/45 (d)(e)		1,000,000	1,068,876
Series 2013-C11:
Class D, 4.1817% 3/15/45 (d)(e)		2,000,000	1,944,232
Class E, 4.1817% 3/15/45 (d)(e)		6,000,000	5,140,356
Series 2013-C13 Class D, 4.2791% 5/15/45 (d)(e)		1,800,000	1,728,416
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $656,824,396)			717,512,602
Preferred Stocks - 6.2%
	Shares
Convertible Preferred Stocks - 0.4%
Homebuilders/Real Estate - 0.2%
Alexandria Real Estate Equities, Inc. Series D 7.00%	64,000	1,854,003
Hotels - 0.2%
FelCor Lodging Trust, Inc. Series A, 1.95%	85,000	2,188,750
TOTAL CONVERTIBLE PREFERRED STOCKS		4,042,753
Nonconvertible Preferred Stocks - 5.8%
Homebuilders/Real Estate - 5.6%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	79,400	2,093,778
Annaly Capital Management, Inc.:
Series A, 7.875%	108,781	2,841,360
Series C, 7.625%	48,000	1,222,080
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Homebuilders/Real Estate - continued
Annaly Capital Management, Inc.: - continued
Series D, 7.50%	34,028	$ 865,332
CBL & Associates Properties, Inc.:
Series D, 7.375%	129,000	3,357,870
Series E, 6.625%	110,000	2,904,000
Cedar Shopping Centers, Inc. Series B, 7.25%	30,000	790,200
Corporate Office Properties Trust Series L, 7.375%	71,383	1,905,926
CYS Investments, Inc. Series B, 7.50%	102,500	2,446,675
DDR Corp. Series K, 6.25%	90,662	2,347,239
Digital Realty Trust, Inc. Series E, 7.00%	60,000	1,597,800
Equity Lifestyle Properties, Inc. Series C, 6.75%	69,828	1,836,476
Essex Property Trust, Inc. Series H, 7.125%	61,727	1,654,284
First Potomac Realty Trust 7.75%	80,000	2,068,000
Hersha Hospitality Trust Series B, 8.00%	80,827	2,134,641
PS Business Parks, Inc.:
Series R, 6.875%	34,911	904,893
Series S, 6.45%	152,000	4,029,520
Public Storage:
Series P, 6.50%	72,680	1,894,768
Series R, 6.35%	47,500	1,259,225
Series S, 5.90%	50,000	1,282,500
Realty Income Corp. Series F, 6.625%	80,000	2,140,000
Regency Centers Corp. Series 6, 6.625%	34,710	928,840
Retail Properties America, Inc. 7.00%	135,649	3,551,291
Stag Industrial, Inc. Series A, 9.00%	60,000	1,639,200
Sun Communities, Inc. Series A, 7.125%	91,635	2,432,909
Taubman Centers, Inc. Series J, 6.50%	66,277	1,714,586
		51,843,393
Hotels - 0.2%
Hospitality Properties Trust Series D, 7.125%	70,000	1,873,900
TOTAL NONCONVERTIBLE PREFERRED STOCKS		53,717,293
TOTAL PREFERRED STOCKS (Cost $53,935,456)		57,760,046
Bank Loan Obligations - 3.0%
	Principal Amount (c)	Value
Diversified Financial Services - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (e)	$ 250,538	$ 238,637
Healthcare - 1.0%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (e)	3,010,227	3,036,567
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (e)	6,030,000	6,067,688
		9,104,255
Homebuilders/Real Estate - 0.3%
CityCenter 8.74% 7/10/15 (e)	413,418	413,418
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (e)	2,565,564	2,565,564
		2,978,982
Hotels - 1.2%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (e)	5,921,053	5,921,053
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (e)	5,135,909	5,135,909
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (e)	64,675	64,998
		11,121,960
Super Retail - 0.5%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (e)	4,794,038	4,764,075
TOTAL BANK LOAN OBLIGATIONS (Cost $28,164,128)		28,207,909
Preferred Securities - 0.1%

Homebuilders/Real Estate - 0.1%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	3,000,000	1,500
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (d)	3,100,000	1,354,731
TOTAL PREFERRED SECURITIES (Cost $6,004,704)		1,356,231
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (a) (Cost $46,305,435)	46,305,435	$ 46,305,435
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $887,622,949)		940,702,009
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(4,877,389)
NET ASSETS - 100%		$ 935,824,620
Currency Abbreviations
CAD	-	Canadian dollar
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $593,699,946 or 63.4% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $383,467 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates: Class B3, 7% 9/25/41	5/21/03	$ 250,919
Class B4, 6.9757% 9/25/41	11/2/01	$ 2,410
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.4359% 12/25/42	3/25/03	$ 661,485
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates: Class 2B4, 3.0743% 6/25/43	9/29/03	$ 95,010
Class 2B5, 3.0743% 6/25/43	9/29/03	$ 22,568
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,703
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 57,760,046	$ 55,906,043	$ 1,854,003	$ -
Corporate Bonds	46,598,897	-	46,479,813	119,084
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 28,171,013	$ -	$ 21,622,216	$ 6,548,797
Collateralized Mortgage Obligations	14,789,876	-	13,819,502	970,374
Commercial Mortgage Securities	717,512,602	-	698,391,914	19,120,688
Bank Loan Obligations	28,207,909	-	27,794,491	413,418
Preferred Securities	1,356,231	-	-	1,356,231
Money Market Funds	46,305,435	46,305,435	-	-
Total Investments in Securities:	$ 940,702,009	$ 102,211,478	$ 809,961,939	$ 28,528,592
Percentage of Market Value:	100%	10.9%	86.1%	3.0%
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Commercial Mortgage Securities
Beginning Balance	$ 16,391,136
Net Realized Gain (Loss) on Investment Securities	523,238
Net Unrealized Gain (Loss) on Investment Securities	525,345
Cost of Purchases	-
Proceeds of Sales	(4,920,057)
Amortization/Accretion	367,792
Transfers into Level 3	6,233,234
Transfers out of Level 3	-
Ending Balance	$ 19,120,688
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2015	$ (989,983)
Other Investments in Securities
Beginning Balance	$ 12,444,153
Net Realized Gain (Loss) on Investment Securities	(896,206)
Net Unrealized Gain (Loss) on Investment Securities	436,310
Cost of Purchases	81,790
Proceeds of Sales	(2,804,617)
Amortization/Accretion	409,509
Transfers into Level 3	-
Transfers out of Level 3	(263,035)
Ending Balance	$ 9,407,904
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2015	$ (539,899)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $887,466,840. Net unrealized appreciation aggregated $53,235,169, of which $78,933,566 related to appreciated investment securities and $25,698,397 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For Corporate bonds, bank loan obligations, and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker. As of February 28, 2015, 11% of the securities held by the Fund were either valued based on a price provided by a single third party pricing vendor or broker or were fair valued. Actual prices may differ from the values that would be realized if the securities were sold, and the differences could be material.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 02/28/15	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 6,548,797	Discounted cash flow	Yield	4.7% - 10.0% / 9.0%	Decrease
		Expected distribution	Recovery rate	0.0% - 0.1% / 1.0%	Increase
Bank Loan Obligations	$ 413,418	Discounted cash flow	Yield	8.8%	Decrease
Collateralized Mortgage Obligations	$ 970,374	Discounted cash flow	Yield	6.3% - 25.0% / 8.3%	Decrease
		Expected distribution	Recovery rate	0.5% - 1.0% / 0.5%	Increase
		Market comparable	Quoted price	$11.69 - $76.52 / $66.68	Increase
		Pricing matrix	Quoted price	$7.50 - $69.52 / $49.98	Increase
Asset Type	Fair Value at 02/28/15	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Commercial Mortgage Securities	$ 6,346,746	Discounted cash flow	Discount rate	20.0%	Decrease
			Quoted price	$100.11	Increase
		Expected distribution	Recovery rate	0.0% - 11.0% / 10.2%	Increase
		Market comparable	Quoted price	$16.69	Increase
			Spread	6.5%	Decrease
Corporate Bonds	$ 119,084	Discounted cash flow	Discount rate	20.0%	Decrease
Preferred Securities	$ 1,356,231	Discounted cash flow	Yield	12.0%	Decrease
		Expected distribution	Recovery rate	0.1%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgaged backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 29, 2015